Shareholder Report		2 Months Ended	3 Months Ended	12 Months Ended
		Oct. 31, 2024	Nov. 15, 2024	Aug. 31, 2025 USD ($) Holding	Aug. 31, 2024
Shareholder Report [Line Items]
Document Type				N-CSR
Amendment Flag				false
Registrant Name				AMERICAN BEACON FUNDS
Entity Central Index Key				0000809593
Entity Investment Company Type				N-1A
Document Period End Date				Aug. 31, 2025
C000163584
Shareholder Report [Line Items]
Fund Name				DoubleLine Floating Rate Income Fund
Class Name				A
Trading Symbol				SOUAX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about American Beacon DoubleLine Floating Rate Income Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]				This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number				800-658-5811
Additional Information Website				www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111	1.11%

Expenses Paid, Amount				$ 111
Expense Ratio, Percent				1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The A Class of the Fund returned -2.25% (with sales charges) and 0.31% (without sales charges) for the twelve months ended August 31, 2025, compared to the Bloomberg U.S. Aggregate Bond Index return of 3.14% and the S&P UBS Leveraged Loan Index return of 7.36%.

  In June 2025, DoubleLine Capital LP began serving as the Fund’s sub-advisor, and certain holdings were adjusted to bring the Fund in line with the sub-advisor’s investment strategy.

  The Fund’s performance during the period was negatively impacted by issuers acquired by the previous sub-advisors. The underperformance was primarily due to security selection.

  Lower-quality loans generally outperformed higher-quality loans during the period, so the Fund’s overweight positioning in higher-quality loans also detracted from performance.

Performance Past Does Not Indicate Future [Text]				Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	A with Sales Charge	Bloomberg US Aggregate Bond Index	S&P UBS Leveraged Loan Index
08/2015	$9,746	$10,000	$10,000
09/2015	$9,709	$10,068	$9,933
10/2015	$9,737	$10,069	$9,920
11/2015	$9,700	$10,043	$9,832
12/2015	$9,679	$10,010	$9,738
01/2016	$9,649	$10,148	$9,668
02/2016	$9,635	$10,220	$9,614
03/2016	$9,805	$10,314	$9,868
04/2016	$9,877	$10,353	$10,055
05/2016	$9,957	$10,356	$10,147
06/2016	$9,960	$10,542	$10,150
07/2016	$10,076	$10,609	$10,293
08/2016	$10,100	$10,597	$10,374
09/2016	$10,194	$10,590	$10,465
10/2016	$10,255	$10,509	$10,545
11/2016	$10,276	$10,261	$10,579
12/2016	$10,376	$10,275	$10,700
01/2017	$10,438	$10,295	$10,757
02/2017	$10,478	$10,365	$10,820
03/2017	$10,509	$10,359	$10,829
04/2017	$10,553	$10,439	$10,876
05/2017	$10,583	$10,519	$10,917
06/2017	$10,610	$10,509	$10,910
07/2017	$10,693	$10,554	$10,996
08/2017	$10,698	$10,649	$10,981
09/2017	$10,745	$10,598	$11,026
10/2017	$10,785	$10,604	$11,098
11/2017	$10,814	$10,591	$11,112
12/2017	$10,850	$10,639	$11,155
01/2018	$10,956	$10,517	$11,275
02/2018	$10,973	$10,417	$11,295
03/2018	$10,994	$10,484	$11,331
04/2018	$11,039	$10,406	$11,386
05/2018	$11,046	$10,480	$11,408
06/2018	$11,060	$10,467	$11,420
07/2018	$11,131	$10,470	$11,515
08/2018	$11,168	$10,537	$11,562
09/2018	$11,234	$10,469	$11,641
10/2018	$11,239	$10,386	$11,641
11/2018	$11,167	$10,448	$11,546
12/2018	$10,945	$10,640	$11,282
01/2019	$11,122	$10,753	$11,542
02/2019	$11,273	$10,747	$11,723
03/2019	$11,275	$10,954	$11,708
04/2019	$11,411	$10,956	$11,894
05/2019	$11,377	$11,151	$11,867
06/2019	$11,401	$11,291	$11,893
07/2019	$11,427	$11,316	$11,987
08/2019	$11,338	$11,609	$11,953
09/2019	$11,349	$11,547	$12,003
10/2019	$11,190	$11,582	$11,945
11/2019	$11,189	$11,576	$12,011
12/2019	$11,384	$11,568	$12,204
01/2020	$11,456	$11,791	$12,269
02/2020	$11,379	$12,003	$12,103
03/2020	$9,552	$11,932	$10,595
04/2020	$9,769	$12,144	$11,049
05/2020	$10,171	$12,201	$11,469
06/2020	$10,484	$12,278	$11,624
07/2020	$10,674	$12,461	$11,842
08/2020	$10,824	$12,360	$12,021
09/2020	$10,917	$12,354	$12,103
10/2020	$10,965	$12,298	$12,124
11/2020	$11,201	$12,419	$12,383
12/2020	$11,390	$12,436	$12,543
01/2021	$11,505	$12,347	$12,702
02/2021	$11,605	$12,169	$12,788
03/2021	$11,646	$12,017	$12,795
04/2021	$11,765	$12,112	$12,860
05/2021	$11,845	$12,151	$12,927
06/2021	$11,891	$12,237	$12,980
07/2021	$11,878	$12,374	$12,980
08/2021	$11,946	$12,350	$13,043
09/2021	$12,013	$12,243	$13,127
10/2021	$12,028	$12,240	$13,158
11/2021	$11,987	$12,276	$13,138
12/2021	$12,050	$12,245	$13,221
01/2022	$12,089	$11,981	$13,268
02/2022	$11,979	$11,847	$13,202
03/2022	$11,957	$11,518	$13,208
04/2022	$11,930	$11,081	$13,230
05/2022	$11,521	$11,152	$12,898
06/2022	$11,184	$10,977	$12,633
07/2022	$11,331	$11,246	$12,868
08/2022	$11,451	$10,928	$13,066
09/2022	$11,149	$10,456	$12,783
10/2022	$11,194	$10,320	$12,892
11/2022	$11,319	$10,700	$13,035
12/2022	$11,359	$10,651	$13,081
01/2023	$11,594	$10,979	$13,417
02/2023	$11,684	$10,695	$13,501
03/2023	$11,608	$10,967	$13,488
04/2023	$11,705	$11,033	$13,616
05/2023	$11,668	$10,913	$13,604
06/2023	$11,829	$10,874	$13,909
07/2023	$11,942	$10,867	$14,090
08/2023	$12,053	$10,797	$14,252
09/2023	$12,133	$10,523	$14,377
10/2023	$12,226	$10,357	$14,382
11/2023	$12,375	$10,826	$14,553
12/2023	$12,535	$11,240	$14,787
01/2024	$12,572	$11,210	$14,903
02/2024	$12,600	$11,051	$15,036
03/2024	$12,738	$11,153	$15,161
04/2024	$12,801	$10,871	$15,264
05/2024	$12,917	$11,056	$15,402
06/2024	$12,896	$11,160	$15,444
07/2024	$12,895	$11,421	$15,558
08/2024	$13,093	$11,585	$15,650
09/2024	$13,134	$11,740	$15,765
10/2024	$13,233	$11,449	$15,898
11/2024	$13,317	$11,570	$16,032
12/2024	$13,354	$11,381	$16,126
01/2025	$13,299	$11,441	$16,242
02/2025	$12,897	$11,693	$16,267
03/2025	$12,743	$11,697	$16,225
04/2025	$12,743	$11,743	$16,214
05/2025	$13,040	$11,659	$16,471
06/2025	$13,117	$11,839	$16,603
07/2025	$13,152	$11,807	$16,739
08/2025	$13,133	$11,949	$16,802

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class A without Sales ChargeFootnote Reference1	0.31%	3.94%	3.03%
Class A with Maximum Sales Charge - 2.50%Footnote Reference1	(2.25)%	3.41%	2.76%
Bloomberg US Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P UBS Leveraged Loan Index	7.36%	6.93%	5.33%

No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The Bloomberg US Aggregate Bond Index is replacing the S&P UBS Leveraged Loan Index as broad-based securities market index to comply with a new regulatory requirement. The S&P UBS Leveraged Loan Index reflects the market sectors in which the Fund invests.

Material Change Date					Aug. 31, 2024
AssetsNet				$ 62,622,305
Holdings Count | Holding				208
Advisory Fees Paid, Amount				$ 198,347
InvestmentCompanyPortfolioTurnover				217.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$62,622,305
# of Portfolio Holdings	208
Portfolio Turnover Rate	217%
Total Management Fees Paid	$198,347

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Bank Loan Obligations	69.4
Investment Companies	17.6
Exchange-Traded Instruments	9.9
Corporate Obligations	2.8
Foreign Corporate Obligations	0.2
Common Stocks	0.1
Preferred Stocks	0.0

Top Ten Industry Allocations - % Investments

Value	Value
Diversified Financial Services	3.3
Chemicals	3.3
Telecommunications	3.4
Health Care - Services	4.3
Retail	4.4
Insurance	5.1
Entertainment	5.9
Commercial Services	8.5
Software	10.0
Exchange-Traded Instruments	12.0

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Invesco Senior Loan ETF	8.1
SPDR Blackstone Senior Loan ETF	3.0
Focus Financial Partners LLC, 7.065%, Due 9/15/2031	2.0
Cotiviti Corp.	1.9
Prime Security Services Borrower LLC	1.5
Iron Mountain, Inc.	1.5
TransDigm, Inc.	1.4
OneDigital Borrower LLC	1.3
Flutter Financing BV	1.2
Camelot U.S. Acquisition LLC	1.0

Excludes cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

The Board of the Trust, at the recommendation of the Manager, approved; (i) the termination of the investment advisory agreement among the Manager, First Eagle Alternative Credit, LLC (""FEAC"") and the Trust, on behalf of the American Beacon DoubleLine Floating Rate Income Fund (formerly known as American Beacon FEAC Floating Rate Income Fund), effective as of the close of business June 20, 2025, and (ii) a new investment advisory agreement among the Manager, DoubleLine Capital LP (""DoubleLine""), and the Trust on behalf of the Funds, effective as of the close of business June 20, 2025.

Following the appointment of DoubleLine as the Fund's sub-advisor, effective June 20, 2025, the American Beacon DoubleLine Floating Rate Income Fund implemented material changes to its principal investment strategy. The revised strategy broadens the Fund's investments to include a wider range of income-producing debt securities. In conjunction with the material changes to the Fund's principal investment strategy, the principal investment risks have also been updated to reflect new risks associated with the expanded investment universe. For full details, refer to the Prospectus Supplement dated June 20, 2025.

Material Fund Change Adviser [Text Block]

The Board of the Trust, at the recommendation of the Manager, approved; (i) the termination of the investment advisory agreement among the Manager, First Eagle Alternative Credit, LLC (""FEAC"") and the Trust, on behalf of the American Beacon DoubleLine Floating Rate Income Fund (formerly known as American Beacon FEAC Floating Rate Income Fund), effective as of the close of business June 20, 2025, and (ii) a new investment advisory agreement among the Manager, DoubleLine Capital LP (""DoubleLine""), and the Trust on behalf of the Funds, effective as of the close of business June 20, 2025.

Following the appointment of DoubleLine as the Fund's sub-advisor, effective June 20, 2025, the American Beacon DoubleLine Floating Rate Income Fund implemented material changes to its principal investment strategy. The revised strategy broadens the Fund's investments to include a wider range of income-producing debt securities. In conjunction with the material changes to the Fund's principal investment strategy, the principal investment risks have also been updated to reflect new risks associated with the expanded investment universe. For full details, refer to the Prospectus Supplement dated June 20, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since August 31, 2024.
C000163585
Shareholder Report [Line Items]
Fund Name				DoubleLine Floating Rate Income Fund
Class Name				C
Trading Symbol				SOUCX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about American Beacon DoubleLine Floating Rate Income Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]				This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number				800-658-5811
Additional Information Website				www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$188	1.89%

Expenses Paid, Amount				$ 188
Expense Ratio, Percent				1.89%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The C Class of the Fund returned -1.20% (with sales charges) and -0.20% (without sales charges) for the twelve months ended August 31, 2025, compared to the Bloomberg U.S. Aggregate Bond Index return of 3.14% and the S&P UBS Leveraged Loan Index return of 7.36%.

  In June 2025, DoubleLine Capital LP began serving as the Fund’s sub-advisor, and certain holdings were adjusted to bring the Fund in line with the sub-advisor’s investment strategy.

  The Fund’s performance during the period was negatively impacted by issuers acquired by the previous sub-advisors. The underperformance was primarily due to security selection.

  Lower-quality loans generally outperformed higher-quality loans during the period, so the Fund’s overweight positioning in higher-quality loans also detracted from performance.

Performance Past Does Not Indicate Future [Text]				Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	C with Sales Charge	Bloomberg US Aggregate Bond Index	S&P UBS Leveraged Loan Index
08/2015	$10,000	$10,000	$10,000
09/2015	$9,961	$10,068	$9,933
10/2015	$9,990	$10,069	$9,920
11/2015	$9,952	$10,043	$9,832
12/2015	$9,928	$10,010	$9,738
01/2016	$9,891	$10,148	$9,668
02/2016	$9,870	$10,220	$9,614
03/2016	$10,038	$10,314	$9,868
04/2016	$10,105	$10,353	$10,055
05/2016	$10,180	$10,356	$10,147
06/2016	$10,177	$10,542	$10,150
07/2016	$10,299	$10,609	$10,293
08/2016	$10,307	$10,597	$10,374
09/2016	$10,396	$10,590	$10,465
10/2016	$10,451	$10,509	$10,545
11/2016	$10,477	$10,261	$10,579
12/2016	$10,573	$10,275	$10,700
01/2017	$10,618	$10,295	$10,757
02/2017	$10,663	$10,365	$10,820
03/2017	$10,677	$10,359	$10,829
04/2017	$10,715	$10,439	$10,876
05/2017	$10,749	$10,519	$10,917
06/2017	$10,770	$10,509	$10,910
07/2017	$10,837	$10,554	$10,996
08/2017	$10,846	$10,649	$10,981
09/2017	$10,877	$10,598	$11,026
10/2017	$10,911	$10,604	$11,098
11/2017	$10,934	$10,591	$11,112
12/2017	$10,963	$10,639	$11,155
01/2018	$11,064	$10,517	$11,275
02/2018	$11,075	$10,417	$11,295
03/2018	$11,100	$10,484	$11,331
04/2018	$11,127	$10,406	$11,386
05/2018	$11,127	$10,480	$11,408
06/2018	$11,135	$10,467	$11,420
07/2018	$11,199	$10,470	$11,515
08/2018	$11,240	$10,537	$11,562
09/2018	$11,288	$10,469	$11,641
10/2018	$11,287	$10,386	$11,641
11/2018	$11,208	$10,448	$11,546
12/2018	$10,990	$10,640	$11,282
01/2019	$11,149	$10,753	$11,542
02/2019	$11,304	$10,747	$11,723
03/2019	$11,288	$10,954	$11,708
04/2019	$11,416	$10,956	$11,894
05/2019	$11,376	$11,151	$11,867
06/2019	$11,393	$11,291	$11,893
07/2019	$11,411	$11,316	$11,987
08/2019	$11,315	$11,609	$11,953
09/2019	$11,319	$11,547	$12,003
10/2019	$11,153	$11,582	$11,945
11/2019	$11,146	$11,576	$12,011
12/2019	$11,332	$11,568	$12,204
01/2020	$11,397	$11,791	$12,269
02/2020	$11,313	$12,003	$12,103
03/2020	$9,508	$11,932	$10,595
04/2020	$9,704	$12,144	$11,049
05/2020	$10,107	$12,201	$11,469
06/2020	$10,399	$12,278	$11,624
07/2020	$10,592	$12,461	$11,842
08/2020	$10,721	$12,360	$12,021
09/2020	$10,818	$12,354	$12,103
10/2020	$10,846	$12,298	$12,124
11/2020	$11,084	$12,419	$12,383
12/2020	$11,263	$12,436	$12,543
01/2021	$11,369	$12,347	$12,702
02/2021	$11,461	$12,169	$12,788
03/2021	$11,481	$12,017	$12,795
04/2021	$11,604	$12,112	$12,860
05/2021	$11,675	$12,151	$12,927
06/2021	$11,713	$12,237	$12,980
07/2021	$11,693	$12,374	$12,980
08/2021	$11,751	$12,350	$13,043
09/2021	$11,809	$12,243	$13,127
10/2021	$11,817	$12,240	$13,158
11/2021	$11,757	$12,276	$13,138
12/2021	$11,824	$12,245	$13,221
01/2022	$11,854	$11,981	$13,268
02/2022	$11,740	$11,847	$13,202
03/2022	$11,711	$11,518	$13,208
04/2022	$11,678	$11,081	$13,230
05/2022	$11,272	$11,152	$12,898
06/2022	$10,924	$10,977	$12,633
07/2022	$11,073	$11,246	$12,868
08/2022	$11,170	$10,928	$13,066
09/2022	$10,869	$10,456	$12,783
10/2022	$10,906	$10,320	$12,892
11/2022	$11,034	$10,700	$13,035
12/2022	$11,053	$10,651	$13,081
01/2023	$11,274	$10,979	$13,417
02/2023	$11,354	$10,695	$13,501
03/2023	$11,274	$10,967	$13,488
04/2023	$11,375	$11,033	$13,616
05/2023	$11,317	$10,913	$13,604
06/2023	$11,480	$10,874	$13,909
07/2023	$11,568	$10,867	$14,090
08/2023	$11,668	$10,797	$14,252
09/2023	$11,753	$10,523	$14,377
10/2023	$11,835	$10,357	$14,382
11/2023	$11,957	$10,826	$14,553
12/2023	$12,103	$11,240	$14,787
01/2024	$12,147	$11,210	$14,903
02/2024	$12,151	$11,051	$15,036
03/2024	$12,292	$11,153	$15,161
04/2024	$12,330	$10,871	$15,264
05/2024	$12,433	$11,056	$15,402
06/2024	$12,405	$11,160	$15,444
07/2024	$12,393	$11,421	$15,558
08/2024	$12,574	$11,585	$15,650
09/2024	$12,606	$11,740	$15,765
10/2024	$12,709	$11,449	$15,898
11/2024	$12,765	$11,570	$16,032
12/2024	$12,792	$11,381	$16,126
01/2025	$12,732	$11,441	$16,242
02/2025	$12,342	$11,693	$16,267
03/2025	$12,187	$11,697	$16,225
04/2025	$12,197	$11,743	$16,214
05/2025	$12,471	$11,659	$16,471
06/2025	$12,554	$11,839	$16,603
07/2025	$12,571	$11,807	$16,739
08/2025	$12,549	$11,949	$16,802

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class C without Deferred Sales ChargeFootnote Reference1	(0.20)%	3.20%	2.30%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	(1.20)%	3.20%	2.30%
Bloomberg US Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P UBS Leveraged Loan Index	7.36%	6.93%	5.33%

No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The Bloomberg US Aggregate Bond Index is replacing the S&P UBS Leveraged Loan Index as broad-based securities market index to comply with a new regulatory requirement. The S&P UBS Leveraged Loan Index reflects the market sectors in which the Fund invests.

Material Change Date					Aug. 31, 2024
AssetsNet				$ 62,622,305
Holdings Count | Holding				208
Advisory Fees Paid, Amount				$ 198,347
InvestmentCompanyPortfolioTurnover				217.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$62,622,305
# of Portfolio Holdings	208
Portfolio Turnover Rate	217%
Total Management Fees Paid	$198,347

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Bank Loan Obligations	69.4
Investment Companies	17.6
Exchange-Traded Instruments	9.9
Corporate Obligations	2.8
Foreign Corporate Obligations	0.2
Common Stocks	0.1
Preferred Stocks	0.0

Top Ten Industry Allocations - % Investments

Value	Value
Diversified Financial Services	3.3
Chemicals	3.3
Telecommunications	3.4
Health Care - Services	4.3
Retail	4.4
Insurance	5.1
Entertainment	5.9
Commercial Services	8.5
Software	10.0
Exchange-Traded Instruments	12.0

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Invesco Senior Loan ETF	8.1
SPDR Blackstone Senior Loan ETF	3.0
Focus Financial Partners LLC, 7.065%, Due 9/15/2031	2.0
Cotiviti Corp.	1.9
Prime Security Services Borrower LLC	1.5
Iron Mountain, Inc.	1.5
TransDigm, Inc.	1.4
OneDigital Borrower LLC	1.3
Flutter Financing BV	1.2
Camelot U.S. Acquisition LLC	1.0

Excludes cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

The Board of the Trust, at the recommendation of the Manager, approved; (i) the termination of the investment advisory agreement among the Manager, First Eagle Alternative Credit, LLC (""FEAC"") and the Trust, on behalf of the American Beacon DoubleLine Floating Rate Income Fund (formerly known as American Beacon FEAC Floating Rate Income Fund), effective as of the close of business June 20, 2025, and (ii) a new investment advisory agreement among the Manager, DoubleLine Capital LP (""DoubleLine""), and the Trust on behalf of the Funds, effective as of the close of business June 20, 2025.

Following the appointment of DoubleLine as the Fund's sub-advisor, effective June 20, 2025, the American Beacon DoubleLine Floating Rate Income Fund implemented material changes to its principal investment strategy. The revised strategy broadens the Fund's investments to include a wider range of income-producing debt securities. In conjunction with the material changes to the Fund's principal investment strategy, the principal investment risks have also been updated to reflect new risks associated with the expanded investment universe. For full details, refer to the Prospectus Supplement dated June 20, 2025.

Material Fund Change Adviser [Text Block]

The Board of the Trust, at the recommendation of the Manager, approved; (i) the termination of the investment advisory agreement among the Manager, First Eagle Alternative Credit, LLC (""FEAC"") and the Trust, on behalf of the American Beacon DoubleLine Floating Rate Income Fund (formerly known as American Beacon FEAC Floating Rate Income Fund), effective as of the close of business June 20, 2025, and (ii) a new investment advisory agreement among the Manager, DoubleLine Capital LP (""DoubleLine""), and the Trust on behalf of the Funds, effective as of the close of business June 20, 2025.

Following the appointment of DoubleLine as the Fund's sub-advisor, effective June 20, 2025, the American Beacon DoubleLine Floating Rate Income Fund implemented material changes to its principal investment strategy. The revised strategy broadens the Fund's investments to include a wider range of income-producing debt securities. In conjunction with the material changes to the Fund's principal investment strategy, the principal investment risks have also been updated to reflect new risks associated with the expanded investment universe. For full details, refer to the Prospectus Supplement dated June 20, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since August 31, 2024.
C000163587
Shareholder Report [Line Items]
Fund Name				DoubleLine Floating Rate Income Fund
Class Name				Investor
Trading Symbol				SPFPX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about American Beacon DoubleLine Floating Rate Income Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]				This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number				800-658-5811
Additional Information Website				www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$119	1.19%

Expenses Paid, Amount				$ 119
Expense Ratio, Percent				1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 0.35% for the twelve months ended August 31, 2025, compared to the Bloomberg U.S. Aggregate Bond Index return of 3.14% and the S&P UBS Leveraged Loan Index return of 7.36%.

  In June 2025, DoubleLine Capital LP began serving as the Fund’s sub-advisor, and certain holdings were adjusted to bring the Fund in line with the sub-advisor’s investment strategy.

  The Fund’s performance during the period was negatively impacted by issuers acquired by the previous sub-advisors. The underperformance was primarily due to security selection.

  Lower-quality loans generally outperformed higher-quality loans during the period, so the Fund’s overweight positioning in higher-quality loans also detracted from performance.

Performance Past Does Not Indicate Future [Text]				Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	Investor	Bloomberg US Aggregate Bond Index	S&P UBS Leveraged Loan Index
08/2015	$10,000	$10,000	$10,000
09/2015	$9,961	$10,068	$9,933
10/2015	$9,990	$10,069	$9,920
11/2015	$9,952	$10,043	$9,832
12/2015	$9,931	$10,010	$9,738
01/2016	$9,900	$10,148	$9,668
02/2016	$9,886	$10,220	$9,614
03/2016	$10,051	$10,314	$9,868
04/2016	$10,135	$10,353	$10,055
05/2016	$10,218	$10,356	$10,147
06/2016	$10,221	$10,542	$10,150
07/2016	$10,340	$10,609	$10,293
08/2016	$10,366	$10,597	$10,374
09/2016	$10,462	$10,590	$10,465
10/2016	$10,525	$10,509	$10,545
11/2016	$10,553	$10,261	$10,579
12/2016	$10,658	$10,275	$10,700
01/2017	$10,723	$10,295	$10,757
02/2017	$10,765	$10,365	$10,820
03/2017	$10,798	$10,359	$10,829
04/2017	$10,845	$10,439	$10,876
05/2017	$10,877	$10,519	$10,917
06/2017	$10,906	$10,509	$10,910
07/2017	$10,982	$10,554	$10,996
08/2017	$11,000	$10,649	$10,981
09/2017	$11,040	$10,598	$11,026
10/2017	$11,093	$10,604	$11,098
11/2017	$11,114	$10,591	$11,112
12/2017	$11,153	$10,639	$11,155
01/2018	$11,263	$10,517	$11,275
02/2018	$11,293	$10,417	$11,295
03/2018	$11,316	$10,484	$11,331
04/2018	$11,362	$10,406	$11,386
05/2018	$11,368	$10,480	$11,408
06/2018	$11,373	$10,467	$11,420
07/2018	$11,446	$10,470	$11,515
08/2018	$11,496	$10,537	$11,562
09/2018	$11,553	$10,469	$11,641
10/2018	$11,560	$10,386	$11,641
11/2018	$11,486	$10,448	$11,546
12/2018	$11,271	$10,640	$11,282
01/2019	$11,442	$10,753	$11,542
02/2019	$11,597	$10,747	$11,723
03/2019	$11,598	$10,954	$11,708
04/2019	$11,738	$10,956	$11,894
05/2019	$11,703	$11,151	$11,867
06/2019	$11,727	$11,291	$11,893
07/2019	$11,748	$11,316	$11,987
08/2019	$11,655	$11,609	$11,953
09/2019	$11,665	$11,547	$12,003
10/2019	$11,499	$11,582	$11,945
11/2019	$11,498	$11,576	$12,011
12/2019	$11,698	$11,568	$12,204
01/2020	$11,784	$11,791	$12,269
02/2020	$11,691	$12,003	$12,103
03/2020	$9,830	$11,932	$10,595
04/2020	$10,053	$12,144	$11,049
05/2020	$10,467	$12,201	$11,469
06/2020	$10,777	$12,278	$11,624
07/2020	$10,973	$12,461	$11,842
08/2020	$11,126	$12,360	$12,021
09/2020	$11,234	$12,354	$12,103
10/2020	$11,270	$12,298	$12,124
11/2020	$11,513	$12,419	$12,383
12/2020	$11,707	$12,436	$12,543
01/2021	$11,825	$12,347	$12,702
02/2021	$11,928	$12,169	$12,788
03/2021	$11,969	$12,017	$12,795
04/2021	$12,091	$12,112	$12,860
05/2021	$12,173	$12,151	$12,927
06/2021	$12,220	$12,237	$12,980
07/2021	$12,206	$12,374	$12,980
08/2021	$12,274	$12,350	$13,043
09/2021	$12,342	$12,243	$13,127
10/2021	$12,357	$12,240	$13,158
11/2021	$12,314	$12,276	$13,138
12/2021	$12,379	$12,245	$13,221
01/2022	$12,418	$11,981	$13,268
02/2022	$12,305	$11,847	$13,202
03/2022	$12,281	$11,518	$13,208
04/2022	$12,253	$11,081	$13,230
05/2022	$11,844	$11,152	$12,898
06/2022	$11,482	$10,977	$12,633
07/2022	$11,646	$11,246	$12,868
08/2022	$11,756	$10,928	$13,066
09/2022	$11,443	$10,456	$12,783
10/2022	$11,488	$10,320	$12,892
11/2022	$11,631	$10,700	$13,035
12/2022	$11,657	$10,651	$13,081
01/2023	$11,898	$10,979	$13,417
02/2023	$11,990	$10,695	$13,501
03/2023	$11,911	$10,967	$13,488
04/2023	$12,025	$11,033	$13,616
05/2023	$11,970	$10,913	$13,604
06/2023	$12,150	$10,874	$13,909
07/2023	$12,250	$10,867	$14,090
08/2023	$12,364	$10,797	$14,252
09/2023	$12,460	$10,523	$14,377
10/2023	$12,557	$10,357	$14,382
11/2023	$12,694	$10,826	$14,553
12/2023	$12,858	$11,240	$14,787
01/2024	$12,895	$11,210	$14,903
02/2024	$12,922	$11,051	$15,036
03/2024	$13,079	$11,153	$15,161
04/2024	$13,127	$10,871	$15,264
05/2024	$13,245	$11,056	$15,402
06/2024	$13,222	$11,160	$15,444
07/2024	$13,214	$11,421	$15,558
08/2024	$13,416	$11,585	$15,650
09/2024	$13,457	$11,740	$15,765
10/2024	$13,575	$11,449	$15,898
11/2024	$13,643	$11,570	$16,032
12/2024	$13,679	$11,381	$16,126
01/2025	$13,640	$11,441	$16,242
02/2025	$13,225	$11,693	$16,267
03/2025	$13,065	$11,697	$16,225
04/2025	$13,083	$11,743	$16,214
05/2025	$13,386	$11,659	$16,471
06/2025	$13,464	$11,839	$16,603
07/2025	$13,482	$11,807	$16,739
08/2025	$13,463	$11,949	$16,802

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	0.35%	3.89%	3.02%
Bloomberg US Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P UBS Leveraged Loan Index	7.36%	6.93%	5.33%

No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The Bloomberg US Aggregate Bond Index is replacing the S&P UBS Leveraged Loan Index as broad-based securities market index to comply with a new regulatory requirement. The S&P UBS Leveraged Loan Index reflects the market sectors in which the Fund invests.

Material Change Date					Aug. 31, 2024
AssetsNet				$ 62,622,305
Holdings Count | Holding				208
Advisory Fees Paid, Amount				$ 198,347
InvestmentCompanyPortfolioTurnover				217.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$62,622,305
# of Portfolio Holdings	208
Portfolio Turnover Rate	217%
Total Management Fees Paid	$198,347

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Bank Loan Obligations	69.4
Investment Companies	17.6
Exchange-Traded Instruments	9.9
Corporate Obligations	2.8
Foreign Corporate Obligations	0.2
Common Stocks	0.1
Preferred Stocks	0.0

Top Ten Industry Allocations - % Investments

Value	Value
Diversified Financial Services	3.3
Chemicals	3.3
Telecommunications	3.4
Health Care - Services	4.3
Retail	4.4
Insurance	5.1
Entertainment	5.9
Commercial Services	8.5
Software	10.0
Exchange-Traded Instruments	12.0

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Invesco Senior Loan ETF	8.1
SPDR Blackstone Senior Loan ETF	3.0
Focus Financial Partners LLC, 7.065%, Due 9/15/2031	2.0
Cotiviti Corp.	1.9
Prime Security Services Borrower LLC	1.5
Iron Mountain, Inc.	1.5
TransDigm, Inc.	1.4
OneDigital Borrower LLC	1.3
Flutter Financing BV	1.2
Camelot U.S. Acquisition LLC	1.0

Excludes cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

The Board of the Trust, at the recommendation of the Manager, approved; (i) the termination of the investment advisory agreement among the Manager, First Eagle Alternative Credit, LLC (""FEAC"") and the Trust, on behalf of the American Beacon DoubleLine Floating Rate Income Fund (formerly known as American Beacon FEAC Floating Rate Income Fund), effective as of the close of business June 20, 2025, and (ii) a new investment advisory agreement among the Manager, DoubleLine Capital LP (""DoubleLine""), and the Trust on behalf of the Funds, effective as of the close of business June 20, 2025.

Following the appointment of DoubleLine as the Fund's sub-advisor, effective June 20, 2025, the American Beacon DoubleLine Floating Rate Income Fund implemented material changes to its principal investment strategy. The revised strategy broadens the Fund's investments to include a wider range of income-producing debt securities. In conjunction with the material changes to the Fund's principal investment strategy, the principal investment risks have also been updated to reflect new risks associated with the expanded investment universe. For full details, refer to the Prospectus Supplement dated June 20, 2025.

Material Fund Change Adviser [Text Block]

The Board of the Trust, at the recommendation of the Manager, approved; (i) the termination of the investment advisory agreement among the Manager, First Eagle Alternative Credit, LLC (""FEAC"") and the Trust, on behalf of the American Beacon DoubleLine Floating Rate Income Fund (formerly known as American Beacon FEAC Floating Rate Income Fund), effective as of the close of business June 20, 2025, and (ii) a new investment advisory agreement among the Manager, DoubleLine Capital LP (""DoubleLine""), and the Trust on behalf of the Funds, effective as of the close of business June 20, 2025.

Following the appointment of DoubleLine as the Fund's sub-advisor, effective June 20, 2025, the American Beacon DoubleLine Floating Rate Income Fund implemented material changes to its principal investment strategy. The revised strategy broadens the Fund's investments to include a wider range of income-producing debt securities. In conjunction with the material changes to the Fund's principal investment strategy, the principal investment risks have also been updated to reflect new risks associated with the expanded investment universe. For full details, refer to the Prospectus Supplement dated June 20, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since August 31, 2024.
C000163586
Shareholder Report [Line Items]
Fund Name				DoubleLine Floating Rate Income Fund
Class Name				R5
Trading Symbol				SPFLX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about American Beacon DoubleLine Floating Rate Income Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]				This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number				800-658-5811
Additional Information Website				www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$85	0.85%

Expenses Paid, Amount				$ 85
Expense Ratio, Percent				0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 0.53% for the twelve months ended August 31, 2025, compared to the Bloomberg U.S. Aggregate Bond Index return of 3.14% and the S&P UBS Leveraged Loan Index return of 7.36%.

  In June 2025, DoubleLine Capital LP began serving as the Fund’s sub-advisor, and certain holdings were adjusted to bring the Fund in line with the sub-advisor’s investment strategy.

  The Fund’s performance during the period was negatively impacted by issuers acquired by the previous sub-advisors. The underperformance was primarily due to security selection.

  Lower-quality loans generally outperformed higher-quality loans during the period, so the Fund’s overweight positioning in higher-quality loans also detracted from performance.

Performance Past Does Not Indicate Future [Text]				Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	R5	Bloomberg US Aggregate Bond Index	S&P UBS Leveraged Loan Index
08/2015	$250,000	$250,000	$250,000
09/2015	$249,037	$251,691	$248,329
10/2015	$249,759	$251,733	$247,999
11/2015	$248,796	$251,068	$245,792
12/2015	$248,581	$250,256	$243,458
01/2016	$248,135	$253,700	$241,690
02/2016	$247,856	$255,500	$240,343
03/2016	$252,071	$257,844	$246,691
04/2016	$254,007	$258,834	$251,374
05/2016	$256,420	$258,900	$253,666
06/2016	$256,583	$263,552	$253,752
07/2016	$259,649	$265,218	$257,319
08/2016	$260,303	$264,915	$259,347
09/2016	$262,804	$264,760	$261,613
10/2016	$264,464	$262,735	$263,621
11/2016	$265,163	$256,520	$264,480
12/2016	$267,851	$256,882	$267,505
01/2017	$269,528	$257,386	$268,932
02/2017	$270,642	$259,116	$270,511
03/2017	$271,506	$258,980	$270,722
04/2017	$272,729	$260,979	$271,898
05/2017	$273,581	$262,987	$272,935
06/2017	$274,373	$262,723	$272,759
07/2017	$276,603	$263,853	$274,897
08/2017	$276,884	$266,220	$274,521
09/2017	$278,214	$264,952	$275,637
10/2017	$279,313	$265,105	$277,461
11/2017	$280,155	$264,765	$277,793
12/2017	$281,161	$265,980	$278,867
01/2018	$283,988	$262,917	$281,875
02/2018	$284,498	$260,425	$282,379
03/2018	$285,131	$262,095	$283,279
04/2018	$286,336	$260,146	$284,659
05/2018	$286,542	$262,002	$285,210
06/2018	$286,984	$261,680	$285,498
07/2018	$288,885	$261,742	$287,863
08/2018	$289,938	$263,426	$289,045
09/2018	$291,703	$261,730	$291,017
10/2018	$291,910	$259,662	$291,034
11/2018	$290,116	$261,212	$288,661
12/2018	$284,571	$266,011	$282,051
01/2019	$288,970	$268,835	$288,541
02/2019	$293,233	$268,680	$293,064
03/2019	$293,352	$273,839	$292,709
04/2019	$296,674	$273,909	$297,351
05/2019	$295,886	$278,771	$296,681
06/2019	$296,869	$282,272	$297,334
07/2019	$297,616	$282,893	$299,662
08/2019	$295,063	$290,223	$298,817
09/2019	$295,405	$288,677	$300,077
10/2019	$291,652	$289,547	$298,620
11/2019	$291,403	$289,400	$300,264
12/2019	$296,885	$289,198	$305,108
01/2020	$298,805	$294,763	$306,729
02/2020	$296,531	$300,069	$302,585
03/2020	$249,774	$298,303	$264,870
04/2020	$255,174	$303,606	$276,231
05/2020	$266,056	$305,019	$286,732
06/2020	$274,005	$306,940	$290,594
07/2020	$279,046	$311,525	$296,060
08/2020	$283,030	$309,011	$300,514
09/2020	$285,528	$308,841	$302,582
10/2020	$286,841	$307,462	$303,109
11/2020	$293,094	$310,479	$309,563
12/2020	$298,128	$310,907	$313,585
01/2021	$301,204	$308,678	$317,555
02/2021	$303,896	$304,220	$319,692
03/2021	$305,034	$300,422	$319,883
04/2021	$308,235	$302,795	$321,511
05/2021	$310,394	$303,784	$323,179
06/2021	$311,683	$305,919	$324,500
07/2021	$311,415	$309,339	$324,488
08/2021	$313,251	$308,750	$326,066
09/2021	$315,081	$306,077	$328,178
10/2021	$315,554	$305,993	$328,952
11/2021	$314,557	$306,898	$328,450
12/2021	$316,307	$306,113	$330,517
01/2022	$317,393	$299,518	$331,701
02/2022	$314,573	$296,176	$330,057
03/2022	$314,070	$287,948	$330,187
04/2022	$313,439	$277,021	$330,753
05/2022	$303,089	$278,807	$322,448
06/2022	$293,948	$274,433	$315,816
07/2022	$297,870	$281,139	$321,710
08/2022	$301,108	$273,195	$326,645
09/2022	$293,204	$261,391	$319,571
10/2022	$294,451	$258,005	$322,286
11/2022	$297,829	$267,494	$325,863
12/2022	$298,935	$266,287	$327,025
01/2023	$304,837	$274,479	$335,415
02/2023	$307,305	$267,382	$337,527
03/2023	$305,385	$274,174	$337,198
04/2023	$308,378	$275,836	$340,393
05/2023	$307,830	$272,833	$340,103
06/2023	$312,151	$271,860	$347,713
07/2023	$315,196	$271,670	$352,239
08/2023	$318,197	$269,935	$356,305
09/2023	$320,381	$263,075	$359,432
10/2023	$322,953	$258,924	$359,541
11/2023	$326,952	$270,649	$363,833
12/2023	$330,867	$281,010	$369,679
01/2024	$332,336	$280,238	$372,573
02/2024	$332,716	$276,279	$375,892
03/2024	$336,862	$278,830	$379,014
04/2024	$338,186	$271,787	$381,586
05/2024	$341,319	$276,395	$385,056
06/2024	$341,260	$279,011	$386,101
07/2024	$340,758	$285,528	$388,936
08/2024	$346,498	$289,631	$391,252
09/2024	$347,224	$293,509	$394,124
10/2024	$350,375	$286,230	$397,457
11/2024	$352,222	$289,257	$400,786
12/2024	$353,267	$284,523	$403,136
01/2025	$352,361	$286,032	$406,041
02/2025	$341,777	$292,325	$406,665
03/2025	$337,753	$292,435	$405,612
04/2025	$337,838	$293,585	$405,348
05/2025	$345,778	$291,483	$411,767
06/2025	$347,874	$295,965	$415,065
07/2025	$348,813	$295,184	$418,477
08/2025	$348,320	$298,714	$420,041

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class R5Footnote Reference1	0.53%	4.24%	3.37%
Bloomberg US Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P UBS Leveraged Loan Index	7.36%	6.93%	5.33%

No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The Bloomberg US Aggregate Bond Index is replacing the S&P UBS Leveraged Loan Index as broad-based securities market index to comply with a new regulatory requirement. The S&P UBS Leveraged Loan Index reflects the market sectors in which the Fund invests.

Material Change Date					Aug. 31, 2024
AssetsNet				$ 62,622,305
Holdings Count | Holding				208
Advisory Fees Paid, Amount				$ 198,347
InvestmentCompanyPortfolioTurnover				217.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$62,622,305
# of Portfolio Holdings	208
Portfolio Turnover Rate	217%
Total Management Fees Paid	$198,347

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Bank Loan Obligations	69.4
Investment Companies	17.6
Exchange-Traded Instruments	9.9
Corporate Obligations	2.8
Foreign Corporate Obligations	0.2
Common Stocks	0.1
Preferred Stocks	0.0

Top Ten Industry Allocations - % Investments

Value	Value
Diversified Financial Services	3.3
Chemicals	3.3
Telecommunications	3.4
Health Care - Services	4.3
Retail	4.4
Insurance	5.1
Entertainment	5.9
Commercial Services	8.5
Software	10.0
Exchange-Traded Instruments	12.0

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Invesco Senior Loan ETF	8.1
SPDR Blackstone Senior Loan ETF	3.0
Focus Financial Partners LLC, 7.065%, Due 9/15/2031	2.0
Cotiviti Corp.	1.9
Prime Security Services Borrower LLC	1.5
Iron Mountain, Inc.	1.5
TransDigm, Inc.	1.4
OneDigital Borrower LLC	1.3
Flutter Financing BV	1.2
Camelot U.S. Acquisition LLC	1.0

Excludes cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

The Board of the Trust, at the recommendation of the Manager, approved; (i) the termination of the investment advisory agreement among the Manager, First Eagle Alternative Credit, LLC (""FEAC"") and the Trust, on behalf of the American Beacon DoubleLine Floating Rate Income Fund (formerly known as American Beacon FEAC Floating Rate Income Fund), effective as of the close of business June 20, 2025, and (ii) a new investment advisory agreement among the Manager, DoubleLine Capital LP (""DoubleLine""), and the Trust on behalf of the Funds, effective as of the close of business June 20, 2025.

Following the appointment of DoubleLine as the Fund's sub-advisor, effective June 20, 2025, the American Beacon DoubleLine Floating Rate Income Fund implemented material changes to its principal investment strategy. The revised strategy broadens the Fund's investments to include a wider range of income-producing debt securities. In conjunction with the material changes to the Fund's principal investment strategy, the principal investment risks have also been updated to reflect new risks associated with the expanded investment universe. For full details, refer to the Prospectus Supplement dated June 20, 2025.

Material Fund Change Adviser [Text Block]

The Board of the Trust, at the recommendation of the Manager, approved; (i) the termination of the investment advisory agreement among the Manager, First Eagle Alternative Credit, LLC (""FEAC"") and the Trust, on behalf of the American Beacon DoubleLine Floating Rate Income Fund (formerly known as American Beacon FEAC Floating Rate Income Fund), effective as of the close of business June 20, 2025, and (ii) a new investment advisory agreement among the Manager, DoubleLine Capital LP (""DoubleLine""), and the Trust on behalf of the Funds, effective as of the close of business June 20, 2025.

Following the appointment of DoubleLine as the Fund's sub-advisor, effective June 20, 2025, the American Beacon DoubleLine Floating Rate Income Fund implemented material changes to its principal investment strategy. The revised strategy broadens the Fund's investments to include a wider range of income-producing debt securities. In conjunction with the material changes to the Fund's principal investment strategy, the principal investment risks have also been updated to reflect new risks associated with the expanded investment universe. For full details, refer to the Prospectus Supplement dated June 20, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since August 31, 2024.
C000163588
Shareholder Report [Line Items]
Fund Name				DoubleLine Floating Rate Income Fund
Class Name				Y
Trading Symbol				SPFYX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about American Beacon DoubleLine Floating Rate Income Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]				This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number				800-658-5811
Additional Information Website				www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$91	0.91%

Expenses Paid, Amount				$ 91
Expense Ratio, Percent				0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 0.74% for the twelve months ended August 31, 2025, compared to the Bloomberg U.S. Aggregate Bond Index return of 3.14% and the S&P UBS Leveraged Loan Index return of 7.36%.

  In June 2025, DoubleLine Capital LP began serving as the Fund’s sub-advisor, and certain holdings were adjusted to bring the Fund in line with the sub-advisor’s investment strategy.

  The Fund’s performance during the period was negatively impacted by issuers acquired by the previous sub-advisors. The underperformance was primarily due to security selection.

  Lower-quality loans generally outperformed higher-quality loans during the period, so the Fund’s overweight positioning in higher-quality loans also detracted from performance.

Performance Past Does Not Indicate Future [Text]				Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	Bloomberg US Aggregate Bond Index	S&P UBS Leveraged Loan Index
08/2015	$100,000	$100,000	$100,000
09/2015	$99,615	$100,676	$99,332
10/2015	$99,904	$100,693	$99,199
11/2015	$99,518	$100,427	$98,317
12/2015	$99,332	$100,103	$97,383
01/2016	$99,048	$101,480	$96,676
02/2016	$98,927	$102,200	$96,137
03/2016	$100,600	$103,138	$98,676
04/2016	$101,363	$103,534	$100,550
05/2016	$102,317	$103,560	$101,467
06/2016	$102,373	$105,421	$101,501
07/2016	$103,588	$106,087	$102,928
08/2016	$103,868	$105,966	$103,739
09/2016	$104,856	$105,904	$104,645
10/2016	$105,505	$105,094	$105,449
11/2016	$105,770	$102,608	$105,792
12/2016	$106,830	$102,753	$107,002
01/2017	$107,390	$102,954	$107,573
02/2017	$107,935	$103,646	$108,204
03/2017	$108,277	$103,592	$108,289
04/2017	$108,655	$104,391	$108,759
05/2017	$109,093	$105,195	$109,174
06/2017	$109,402	$105,089	$109,104
07/2017	$110,179	$105,541	$109,959
08/2017	$110,377	$106,488	$109,808
09/2017	$110,794	$105,981	$110,255
10/2017	$111,340	$106,042	$110,984
11/2017	$111,570	$105,906	$111,117
12/2017	$111,967	$106,392	$111,547
01/2018	$113,090	$105,167	$112,750
02/2018	$113,291	$104,170	$112,952
03/2018	$113,649	$104,838	$113,312
04/2018	$114,128	$104,058	$113,864
05/2018	$114,210	$104,801	$114,084
06/2018	$114,271	$104,672	$114,199
07/2018	$115,023	$104,697	$115,145
08/2018	$115,541	$105,371	$115,618
09/2018	$116,132	$104,692	$116,407
10/2018	$116,214	$103,865	$116,414
11/2018	$115,495	$104,485	$115,464
12/2018	$113,357	$106,404	$112,820
01/2019	$115,102	$107,534	$115,417
02/2019	$116,794	$107,472	$117,226
03/2019	$116,836	$109,536	$117,084
04/2019	$118,153	$109,564	$118,941
05/2019	$117,827	$111,508	$118,673
06/2019	$118,097	$112,909	$118,934
07/2019	$118,508	$113,157	$119,865
08/2019	$117,484	$116,089	$119,527
09/2019	$117,614	$115,471	$120,031
10/2019	$116,099	$115,819	$119,448
11/2019	$115,995	$115,760	$120,106
12/2019	$118,156	$115,679	$122,043
01/2020	$118,933	$117,905	$122,692
02/2020	$118,026	$120,027	$121,034
03/2020	$99,307	$119,321	$105,948
04/2020	$101,572	$121,442	$110,493
05/2020	$105,768	$122,008	$114,693
06/2020	$108,922	$122,776	$116,238
07/2020	$110,919	$124,610	$118,424
08/2020	$112,496	$123,604	$120,206
09/2020	$113,610	$123,536	$121,033
10/2020	$113,995	$122,985	$121,244
11/2020	$116,602	$124,192	$123,825
12/2020	$118,464	$124,363	$125,434
01/2021	$119,811	$123,471	$127,022
02/2021	$120,876	$121,688	$127,877
03/2021	$121,191	$120,169	$127,953
04/2021	$122,588	$121,118	$128,604
05/2021	$123,308	$121,514	$129,272
06/2021	$123,947	$122,367	$129,800
07/2021	$123,834	$123,736	$129,795
08/2021	$124,424	$123,500	$130,426
09/2021	$125,145	$122,431	$131,271
10/2021	$125,326	$122,397	$131,581
11/2021	$124,921	$122,759	$131,380
12/2021	$125,745	$122,445	$132,207
01/2022	$126,034	$119,807	$132,681
02/2022	$124,909	$118,470	$132,023
03/2022	$124,703	$115,179	$132,075
04/2022	$124,446	$110,808	$132,301
05/2022	$120,331	$111,523	$128,979
06/2022	$116,697	$109,773	$126,326
07/2022	$118,392	$112,455	$128,684
08/2022	$119,534	$109,278	$130,658
09/2022	$116,390	$104,556	$127,828
10/2022	$116,880	$103,202	$128,915
11/2022	$118,357	$106,997	$130,345
12/2022	$118,649	$106,515	$130,810
01/2023	$121,130	$109,792	$134,166
02/2023	$122,093	$106,953	$135,011
03/2023	$121,326	$109,670	$134,879
04/2023	$122,511	$110,334	$136,157
05/2023	$121,990	$109,133	$136,041
06/2023	$123,848	$108,744	$139,085
07/2023	$124,899	$108,668	$140,896
08/2023	$126,236	$107,974	$142,522
09/2023	$127,096	$105,230	$143,773
10/2023	$128,096	$103,569	$143,817
11/2023	$129,519	$108,260	$145,533
12/2023	$131,218	$112,404	$147,872
01/2024	$131,796	$112,095	$149,029
02/2024	$131,941	$110,511	$150,357
03/2024	$133,580	$111,532	$151,606
04/2024	$134,097	$108,715	$152,635
05/2024	$135,333	$110,558	$154,022
06/2024	$135,302	$111,604	$154,441
07/2024	$135,113	$114,211	$155,575
08/2024	$137,208	$115,852	$156,501
09/2024	$137,663	$117,404	$157,650
10/2024	$138,903	$114,492	$158,983
11/2024	$139,629	$115,703	$160,314
12/2024	$140,036	$113,809	$161,255
01/2025	$139,669	$114,413	$162,417
02/2025	$135,464	$116,930	$162,666
03/2025	$133,863	$116,974	$162,245
04/2025	$134,072	$117,434	$162,139
05/2025	$137,213	$116,593	$164,707
06/2025	$138,040	$118,386	$166,026
07/2025	$138,412	$118,074	$167,391
08/2025	$138,217	$119,486	$168,017

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class YFootnote Reference1	0.74%	4.20%	3.29%
Bloomberg US Aggregate Bond Index	3.14%	(0.68)%	1.80%
S&P UBS Leveraged Loan Index	7.36%	6.93%	5.33%

No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The Bloomberg US Aggregate Bond Index is replacing the S&P UBS Leveraged Loan Index as broad-based securities market index to comply with a new regulatory requirement. The S&P UBS Leveraged Loan Index reflects the market sectors in which the Fund invests.

Material Change Date					Aug. 31, 2024
AssetsNet				$ 62,622,305
Holdings Count | Holding				208
Advisory Fees Paid, Amount				$ 198,347
InvestmentCompanyPortfolioTurnover				217.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$62,622,305
# of Portfolio Holdings	208
Portfolio Turnover Rate	217%
Total Management Fees Paid	$198,347

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Bank Loan Obligations	69.4
Investment Companies	17.6
Exchange-Traded Instruments	9.9
Corporate Obligations	2.8
Foreign Corporate Obligations	0.2
Common Stocks	0.1
Preferred Stocks	0.0

Top Ten Industry Allocations - % Investments

Value	Value
Diversified Financial Services	3.3
Chemicals	3.3
Telecommunications	3.4
Health Care - Services	4.3
Retail	4.4
Insurance	5.1
Entertainment	5.9
Commercial Services	8.5
Software	10.0
Exchange-Traded Instruments	12.0

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Invesco Senior Loan ETF	8.1
SPDR Blackstone Senior Loan ETF	3.0
Focus Financial Partners LLC, 7.065%, Due 9/15/2031	2.0
Cotiviti Corp.	1.9
Prime Security Services Borrower LLC	1.5
Iron Mountain, Inc.	1.5
TransDigm, Inc.	1.4
OneDigital Borrower LLC	1.3
Flutter Financing BV	1.2
Camelot U.S. Acquisition LLC	1.0

Excludes cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

The Board of the Trust, at the recommendation of the Manager, approved; (i) the termination of the investment advisory agreement among the Manager, First Eagle Alternative Credit, LLC (""FEAC"") and the Trust, on behalf of the American Beacon DoubleLine Floating Rate Income Fund (formerly known as American Beacon FEAC Floating Rate Income Fund), effective as of the close of business June 20, 2025, and (ii) a new investment advisory agreement among the Manager, DoubleLine Capital LP (""DoubleLine""), and the Trust on behalf of the Funds, effective as of the close of business June 20, 2025.

Following the appointment of DoubleLine as the Fund's sub-advisor, effective June 20, 2025, the American Beacon DoubleLine Floating Rate Income Fund implemented material changes to its principal investment strategy. The revised strategy broadens the Fund's investments to include a wider range of income-producing debt securities. In conjunction with the material changes to the Fund's principal investment strategy, the principal investment risks have also been updated to reflect new risks associated with the expanded investment universe. For full details, refer to the Prospectus Supplement dated June 20, 2025.

Material Fund Change Adviser [Text Block]

The Board of the Trust, at the recommendation of the Manager, approved; (i) the termination of the investment advisory agreement among the Manager, First Eagle Alternative Credit, LLC (""FEAC"") and the Trust, on behalf of the American Beacon DoubleLine Floating Rate Income Fund (formerly known as American Beacon FEAC Floating Rate Income Fund), effective as of the close of business June 20, 2025, and (ii) a new investment advisory agreement among the Manager, DoubleLine Capital LP (""DoubleLine""), and the Trust on behalf of the Funds, effective as of the close of business June 20, 2025.

Following the appointment of DoubleLine as the Fund's sub-advisor, effective June 20, 2025, the American Beacon DoubleLine Floating Rate Income Fund implemented material changes to its principal investment strategy. The revised strategy broadens the Fund's investments to include a wider range of income-producing debt securities. In conjunction with the material changes to the Fund's principal investment strategy, the principal investment risks have also been updated to reflect new risks associated with the expanded investment universe. For full details, refer to the Prospectus Supplement dated June 20, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since August 31, 2024.
C000254859
Shareholder Report [Line Items]
Fund Name				Ninety One Emerging Markets Equity Fund
Class Name				R5
Trading Symbol				ZEMIX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about American Beacon Ninety One Emerging Markets Equity Fund for the period of November 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number				800-658-5811
Additional Information Website				www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investment
R5	$86	0.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote[1]	Due to a change in the Fund's fiscal year-end, costs are reported for a ten-month fiscal period. The costs would be higher for a full fiscal year.

Expenses Paid, Amount				$ 86
Expense Ratio, Percent	[1]			0.93%
Expenses Short Period Footnote [Text Block]				Due to a change in the Fund's fiscal year-end, costs are reported for a ten-month fiscal period. The costs would be higher for a full fiscal year.
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 23.84% for the twelve months ended August 31, 2025, compared to the MSCI Emerging Markets Index (USD) return of 16.80%.

  Broad market performance within emerging market equities was driven by strong momentum in China along with a weakening US dollar.

  The Fund’s focus on high quality companies with improving operating performance benefited from the improvement in investor sentiment within certain emerging market countries.

  The Fund's performance was positive in all sectors where it invested, except for the Energy sector. The Fund's holdings in the Information Technology, Communication Services, and Financials sectors also contributed meaningfully.

Performance Past Does Not Indicate Future [Text]				Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	R5	MSCI® Emerging Markets Index (USD)
11/2018	$250,000	$250,000
11/2018	$249,500	$250,773
12/2018	$240,129	$244,131
01/2019	$262,164	$265,503
02/2019	$264,167	$266,100
03/2019	$267,172	$268,336
04/2019	$271,178	$273,986
05/2019	$252,148	$254,104
06/2019	$269,676	$269,964
07/2019	$265,669	$266,659
08/2019	$253,400	$253,661
09/2019	$256,154	$258,499
10/2019	$268,424	$269,405
11/2019	$267,923	$269,032
12/2019	$289,394	$289,106
01/2020	$271,387	$275,625
02/2020	$256,725	$261,092
03/2020	$216,595	$220,879
04/2020	$234,345	$241,106
05/2020	$236,917	$242,958
06/2020	$254,924	$260,817
07/2020	$278,590	$284,124
08/2020	$285,278	$290,404
09/2020	$280,905	$285,746
10/2020	$282,706	$291,632
11/2020	$306,886	$318,605
12/2020	$331,779	$342,026
01/2021	$346,080	$352,510
02/2021	$350,500	$355,206
03/2021	$344,260	$349,846
04/2021	$357,781	$358,554
05/2021	$358,821	$366,867
06/2021	$360,641	$367,503
07/2021	$344,260	$342,772
08/2021	$348,160	$351,742
09/2021	$328,399	$337,763
10/2021	$333,599	$341,095
11/2021	$315,918	$327,192
12/2021	$329,216	$333,335
01/2022	$324,710	$327,022
02/2022	$314,008	$317,246
03/2022	$309,221	$310,083
04/2022	$289,225	$292,832
05/2022	$295,984	$294,125
06/2022	$270,920	$274,578
07/2022	$268,385	$273,904
08/2022	$263,316	$275,049
09/2022	$235,436	$242,805
10/2022	$226,705	$235,264
11/2022	$263,598	$270,161
12/2022	$253,074	$266,363
01/2023	$276,728	$287,396
02/2023	$258,774	$268,758
03/2023	$266,183	$276,896
04/2023	$263,049	$273,761
05/2023	$253,359	$269,164
06/2023	$267,893	$279,384
07/2023	$281,003	$296,772
08/2023	$264,188	$278,491
09/2023	$257,919	$271,208
10/2023	$249,369	$260,670
11/2023	$270,173	$281,532
12/2023	$279,547	$292,542
01/2024	$269,053	$278,956
02/2024	$281,879	$292,229
03/2024	$289,166	$299,468
04/2024	$290,041	$300,805
05/2024	$297,328	$302,510
06/2024	$307,822	$314,440
07/2024	$306,073	$315,377
08/2024	$309,280	$320,468
09/2024	$325,603	$341,867
10/2024	$316,567	$326,660
11/2024	$311,320	$314,928
12/2024	$315,270	$314,495
01/2025	$320,890	$320,112
02/2025	$324,439	$321,662
03/2025	$325,326	$323,701
04/2025	$329,466	$327,954
05/2025	$346,028	$341,944
06/2025	$366,435	$362,505
07/2025	$373,829	$369,569
08/2025	$382,997	$374,309

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (11/28/18)
Class R5Footnote Reference1	23.84%Footnote Reference2	6.07%	6.52%
MSCI® Emerging Markets Index (USD)	16.80%	5.21%	6.34%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.
Footnote[2]	The return for the period November 1, 2024 to August 31, 2025 was 20.98%.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Performance Inception Date				Nov. 28, 2018
No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet				$ 218,339,806
Holdings Count | Holding				85
Advisory Fees Paid, Amount				$ 1,414,711
InvestmentCompanyPortfolioTurnover				198.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$218,339,806
# of Portfolio Holdings	85
Portfolio Turnover Rate	198%
Total Management Fees Paid	$1,414,711

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	97.8
Investment Companies	1.4
Common Stocks	0.7
Securities Lending Collateral	0.1

Sector Allocation - % Equities

Value	Value
Energy	2.2
Utilities	2.3
Real Estate	3.0
Materials	3.1
Health Care	4.0
Consumer Staples	6.3
Industrials	9.7
Communication Services	10.8
Consumer Discretionary	11.4
Financials	20.4
Information Technology	26.8

Excludes cash equivalents.

Top Ten Country Exposure - % Equities

Value	Value
Austria	1.6
Turkey	1.9
Mexico	3.6
South Africa	3.9
United Arab Emirates	4.4
Brazil	6.2
Republic of Korea	8.6
India	15.2
Taiwan	16.5
China	28.8

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Taiwan Semiconductor Manufacturing Co. Ltd.	11.3
Tencent Holdings Ltd.	6.1
Samsung Electronics Co. Ltd.	4.0
Alibaba Group Holding Ltd.	3.1
HDFC Bank Ltd.	2.0
SK Hynix, Inc.	2.0
Xiaomi Corp., Class B	1.8
Delta Electronics, Inc.	1.7
NetEase, Inc.	1.6
Erste Group Bank AG	1.6

Excludes cash equivalents.

Material Fund Change [Text Block]
C000254857
Shareholder Report [Line Items]
Fund Name				Ninety One Emerging Markets Equity Fund
Class Name				R6
Trading Symbol				ZEMRX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about American Beacon Ninety One Emerging Markets Equity Fund for the period of February 24, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number				800-658-5811
Additional Information Website				www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investment
R6	$57	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote†	For the period February 24, 2025 (commencement of operations) through August 31, 2025. The costs would have been higher had the Fund operated the full year.

Expenses Paid, Amount				$ 57
Expense Ratio, Percent	[2]			1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 23.84% for the twelve months ended August 31, 2025, compared to the MSCI Emerging Markets Index (USD) return of 16.80%.

  Broad market performance within emerging market equities was driven by strong momentum in China along with a weakening US dollar.

  The Fund’s focus on high quality companies with improving operating performance benefited from the improvement in investor sentiment within certain emerging market countries.

  The Fund's performance was positive in all sectors where it invested, except for the Energy sector. The Fund's holdings in the Information Technology, Communication Services, and Financials sectors also contributed meaningfully.

Performance Past Does Not Indicate Future [Text]				Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	R6	MSCI® Emerging Markets Index (USD)
11/2018	$10,000	$10,000
11/2018	$9,980	$10,031
12/2018	$9,605	$9,765
01/2019	$10,487	$10,620
02/2019	$10,567	$10,644
03/2019	$10,687	$10,733
04/2019	$10,847	$10,959
05/2019	$10,086	$10,164
06/2019	$10,787	$10,798
07/2019	$10,627	$10,666
08/2019	$10,136	$10,146
09/2019	$10,246	$10,340
10/2019	$10,737	$10,776
11/2019	$10,717	$10,761
12/2019	$11,576	$11,564
01/2020	$10,855	$11,025
02/2020	$10,269	$10,444
03/2020	$8,664	$8,835
04/2020	$9,374	$9,644
05/2020	$9,477	$9,718
06/2020	$10,197	$10,433
07/2020	$11,144	$11,365
08/2020	$11,411	$11,616
09/2020	$11,236	$11,430
10/2020	$11,308	$11,665
11/2020	$12,275	$12,744
12/2020	$13,271	$13,681
01/2021	$13,843	$14,100
02/2021	$14,020	$14,208
03/2021	$13,770	$13,994
04/2021	$14,311	$14,342
05/2021	$14,353	$14,675
06/2021	$14,426	$14,700
07/2021	$13,770	$13,711
08/2021	$13,926	$14,070
09/2021	$13,136	$13,510
10/2021	$13,344	$13,644
11/2021	$12,637	$13,088
12/2021	$13,169	$13,333
01/2022	$12,988	$13,081
02/2022	$12,560	$12,690
03/2022	$12,369	$12,403
04/2022	$11,569	$11,713
05/2022	$11,839	$11,765
06/2022	$10,837	$10,983
07/2022	$10,735	$10,956
08/2022	$10,533	$11,002
09/2022	$9,417	$9,712
10/2022	$9,068	$9,410
11/2022	$10,544	$10,806
12/2022	$10,123	$10,654
01/2023	$11,069	$11,496
02/2023	$10,351	$10,750
03/2023	$10,647	$11,076
04/2023	$10,522	$10,950
05/2023	$10,134	$10,766
06/2023	$10,716	$11,175
07/2023	$11,240	$11,871
08/2023	$10,568	$11,140
09/2023	$10,317	$10,848
10/2023	$9,975	$10,427
11/2023	$10,807	$11,261
12/2023	$11,182	$11,702
01/2024	$10,762	$11,158
02/2024	$11,275	$11,689
03/2024	$11,567	$11,979
04/2024	$11,602	$12,032
05/2024	$11,893	$12,100
06/2024	$12,313	$12,577
07/2024	$12,243	$12,615
08/2024	$12,371	$12,819
09/2024	$13,024	$13,675
10/2024	$12,663	$13,066
11/2024	$12,453	$12,597
12/2024	$12,611	$12,580
01/2025	$12,836	$12,804
02/2025	$12,978	$12,866
03/2025	$13,013	$12,948
04/2025	$13,190	$13,118
05/2025	$13,853	$13,678
06/2025	$14,669	$14,500
07/2025	$14,965	$14,783
08/2025	$15,320	$14,972

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (11/28/18)
R6 ClassFootnote Reference1	23.84%Footnote Reference2	6.07%	6.52%
MSCI® Emerging Markets Index (USD)	16.80%	5.21%	6.34%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.
Footnote[2]	The return for the period February 24, 2025 to August 31, 2025 was 13.90%.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance includes historical performance of another Class of the Fund. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Performance Inception Date				Nov. 28, 2018
No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet				$ 218,339,806
Holdings Count | Holding				85
Advisory Fees Paid, Amount				$ 1,414,711
InvestmentCompanyPortfolioTurnover				198.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$218,339,806
# of Portfolio Holdings	85
Portfolio Turnover Rate	198%
Total Management Fees Paid	$1,414,711

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	97.8
Investment Companies	1.4
Common Stocks	0.7
Securities Lending Collateral	0.1

Sector Allocation - % Equities

Value	Value
Energy	2.2
Utilities	2.3
Real Estate	3.0
Materials	3.1
Health Care	4.0
Consumer Staples	6.3
Industrials	9.7
Communication Services	10.8
Consumer Discretionary	11.4
Financials	20.4
Information Technology	26.8

Excludes cash equivalents.

Top Ten Country Exposure - % Equities

Value	Value
Austria	1.6
Turkey	1.9
Mexico	3.6
South Africa	3.9
United Arab Emirates	4.4
Brazil	6.2
Republic of Korea	8.6
India	15.2
Taiwan	16.5
China	28.8

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Taiwan Semiconductor Manufacturing Co. Ltd.	11.3
Tencent Holdings Ltd.	6.1
Samsung Electronics Co. Ltd.	4.0
Alibaba Group Holding Ltd.	3.1
HDFC Bank Ltd.	2.0
SK Hynix, Inc.	2.0
Xiaomi Corp., Class B	1.8
Delta Electronics, Inc.	1.7
NetEase, Inc.	1.6
Erste Group Bank AG	1.6

Excludes cash equivalents.

Material Fund Change [Text Block]
C000254858
Shareholder Report [Line Items]
Fund Name				Ninety One Emerging Markets Equity Fund
Class Name				Y
Trading Symbol				ZEMAX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about American Beacon Ninety One Emerging Markets Equity Fund for the period of November 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number				800-658-5811
Additional Information Website				www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investment
Y	$84	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote[1]	Due to a change in the Fund's fiscal year-end, costs are reported for a ten-month fiscal period. The costs would be higher for a full fiscal year.

Expenses Paid, Amount				$ 84
Expense Ratio, Percent	[3]			0.91%
Expenses Short Period Footnote [Text Block]				Due to a change in the Fund's fiscal year-end, costs are reported for a ten-month fiscal period. The costs would be higher for a full fiscal year.
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 23.83% for the twelve months ended August 31, 2025, compared to the MSCI Emerging Markets Index (USD) return of 16.80%.

  Broad market performance within emerging market equities was driven by strong momentum in China along with a weakening US dollar.

  The Fund’s focus on high quality companies with improving operating performance benefited from the improvement in investor sentiment within certain emerging market countries.

  The Fund's performance was positive in all sectors where it invested, except for the Energy sector. The Fund's holdings in the Information Technology, Communication Services, and Financials sectors also contributed meaningfully.

Performance Past Does Not Indicate Future [Text]				Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	MSCI® Emerging Markets Index (USD)
11/2018	$100,000	$100,000
11/2018	$99,800	$100,309
12/2018	$96,029	$97,652
01/2019	$104,840	$106,201
02/2019	$105,541	$106,440
03/2019	$106,743	$107,334
04/2019	$108,345	$109,594
05/2019	$100,735	$101,642
06/2019	$107,744	$107,985
07/2019	$106,142	$106,664
08/2019	$101,135	$101,464
09/2019	$102,237	$103,400
10/2019	$107,143	$107,762
11/2019	$106,943	$107,613
12/2019	$115,475	$115,642
01/2020	$108,187	$110,250
02/2020	$102,439	$104,437
03/2020	$86,324	$88,352
04/2020	$93,406	$96,442
05/2020	$94,330	$97,183
06/2020	$101,618	$104,327
07/2020	$110,958	$113,650
08/2020	$113,627	$116,162
09/2020	$111,882	$114,298
10/2020	$112,601	$116,653
11/2020	$122,146	$127,442
12/2020	$132,117	$136,811
01/2021	$137,708	$141,004
02/2021	$139,365	$142,082
03/2021	$136,984	$139,939
04/2021	$142,264	$143,422
05/2021	$142,678	$146,747
06/2021	$143,403	$147,001
07/2021	$136,880	$137,109
08/2021	$138,330	$140,697
09/2021	$130,461	$135,105
10/2021	$132,531	$136,438
11/2021	$125,491	$130,877
12/2021	$130,780	$133,334
01/2022	$128,878	$130,809
02/2022	$124,626	$126,898
03/2022	$122,725	$124,033
04/2022	$114,782	$117,133
05/2022	$117,467	$117,650
06/2022	$107,398	$109,831
07/2022	$106,391	$109,562
08/2022	$104,266	$110,020
09/2022	$93,190	$97,122
10/2022	$89,834	$94,106
11/2022	$104,377	$108,064
12/2022	$100,350	$106,545
01/2023	$109,636	$114,958
02/2023	$102,476	$107,503
03/2023	$105,384	$110,758
04/2023	$104,154	$109,505
05/2023	$100,238	$107,665
06/2023	$105,944	$111,754
07/2023	$111,202	$118,709
08/2023	$104,489	$111,396
09/2023	$102,028	$108,483
10/2023	$98,672	$104,268
11/2023	$106,839	$112,613
12/2023	$110,556	$117,017
01/2024	$106,412	$111,583
02/2024	$111,564	$116,892
03/2024	$114,365	$119,787
04/2024	$114,701	$120,322
05/2024	$117,501	$121,004
06/2024	$121,645	$125,776
07/2024	$120,861	$126,151
08/2024	$122,206	$128,187
09/2024	$128,590	$136,747
10/2024	$125,118	$130,664
11/2024	$122,878	$125,971
12/2024	$124,446	$125,798
01/2025	$126,686	$128,045
02/2025	$128,030	$128,665
03/2025	$128,254	$129,480
04/2025	$130,046	$131,181
05/2025	$136,543	$136,778
06/2025	$144,832	$145,002
07/2025	$147,744	$147,828
08/2025	$151,329	$149,724

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (11/28/18)
Class YFootnote Reference1	23.83%Footnote Reference2	5.90%	6.32%
MSCI® Emerging Markets Index (USD)	16.80%	5.21%	6.34%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.
Footnote[2]	The return for the period November 1, 2024 to August 31, 2025 was 20.95%.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Performance Inception Date				Nov. 28, 2018
No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet				$ 218,339,806
Holdings Count | Holding				85
Advisory Fees Paid, Amount				$ 1,414,711
InvestmentCompanyPortfolioTurnover				198.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$218,339,806
# of Portfolio Holdings	85
Portfolio Turnover Rate	198%
Total Management Fees Paid	$1,414,711

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	97.8
Investment Companies	1.4
Common Stocks	0.7
Securities Lending Collateral	0.1

Sector Allocation - % Equities

Value	Value
Energy	2.2
Utilities	2.3
Real Estate	3.0
Materials	3.1
Health Care	4.0
Consumer Staples	6.3
Industrials	9.7
Communication Services	10.8
Consumer Discretionary	11.4
Financials	20.4
Information Technology	26.8

Excludes cash equivalents.

Top Ten Country Exposure - % Equities

Value	Value
Austria	1.6
Turkey	1.9
Mexico	3.6
South Africa	3.9
United Arab Emirates	4.4
Brazil	6.2
Republic of Korea	8.6
India	15.2
Taiwan	16.5
China	28.8

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Taiwan Semiconductor Manufacturing Co. Ltd.	11.3
Tencent Holdings Ltd.	6.1
Samsung Electronics Co. Ltd.	4.0
Alibaba Group Holding Ltd.	3.1
HDFC Bank Ltd.	2.0
SK Hynix, Inc.	2.0
Xiaomi Corp., Class B	1.8
Delta Electronics, Inc.	1.7
NetEase, Inc.	1.6
Erste Group Bank AG	1.6

Excludes cash equivalents.

Material Fund Change [Text Block]
C000254862
Shareholder Report [Line Items]
Fund Name				Ninety One Global Franchise Fund
Class Name				R5
Trading Symbol				ZGFIX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about American Beacon Ninety One Global Franchise Fund for the period of November 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number				800-658-5811
Additional Information Website				www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investment
R5	$78	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote[1]	Due to a change in the Fund's fiscal year-end, costs are reported for a ten-month fiscal period. The costs would be higher for a full fiscal year.

Expenses Paid, Amount				$ 78
Expense Ratio, Percent	[4]			0.87%
Expenses Short Period Footnote [Text Block]				Due to a change in the Fund's fiscal year-end, costs are reported for a ten-month fiscal period. The costs would be higher for a full fiscal year.
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 11.69% for the twelve months ended August 31, 2025, compared to the MSCI ACWI Index Net return of 15.80%.

  Broad market performance was driven by continued momentum in U.S. Mega Cap names associated with the AI theme, as well as improving investor sentiment around non-US investments.

  The Fund’s investment approach of investing in high quality, global companies with consistent cash flows faced headwinds as beta and momentum factors rallied during the last twelve months.

  The Fund's performance was positive in all sectors where it invested. The Fund's holdings in the Information Technology, Communication Services, and Consumer Staples sectors also contributed meaningfully.

Performance Past Does Not Indicate Future [Text]				Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	R5	MSCI ACWI Index Net
12/2017	$250,000	$250,000
12/2017	$250,948	$253,574
01/2018	$259,955	$267,881
02/2018	$249,947	$256,623
03/2018	$249,447	$251,133
04/2018	$246,945	$253,533
05/2018	$250,698	$253,852
06/2018	$256,452	$252,472
07/2018	$264,959	$260,084
08/2018	$268,962	$262,134
09/2018	$269,212	$263,267
10/2018	$254,951	$243,542
11/2018	$262,207	$247,106
12/2018	$242,889	$229,698
01/2019	$258,275	$247,837
02/2019	$268,616	$254,470
03/2019	$278,200	$257,664
04/2019	$286,019	$266,367
05/2019	$273,660	$250,567
06/2019	$287,785	$266,975
07/2019	$291,820	$267,758
08/2019	$292,325	$261,403
09/2019	$288,289	$266,903
10/2019	$294,343	$274,206
11/2019	$301,657	$280,901
12/2019	$311,220	$290,789
01/2020	$316,055	$287,586
02/2020	$293,916	$264,359
03/2020	$271,777	$228,668
04/2020	$297,479	$253,162
05/2020	$312,747	$264,173
06/2020	$317,073	$272,609
07/2020	$329,033	$287,030
08/2020	$344,047	$304,602
09/2020	$332,596	$294,776
10/2020	$314,274	$287,607
11/2020	$342,775	$323,060
12/2020	$363,249	$338,058
01/2021	$352,520	$336,523
02/2021	$358,906	$344,320
03/2021	$368,869	$353,519
04/2021	$392,370	$368,969
05/2021	$396,202	$374,717
06/2021	$405,143	$379,651
07/2021	$415,105	$382,267
08/2021	$420,980	$391,836
09/2021	$399,012	$375,654
10/2021	$423,790	$394,823
11/2021	$408,719	$385,316
12/2021	$430,725	$400,725
01/2022	$404,891	$381,052
02/2022	$389,801	$371,204
03/2022	$394,660	$379,249
04/2022	$368,060	$348,894
05/2022	$368,827	$349,296
06/2022	$341,203	$319,857
07/2022	$369,083	$342,188
08/2022	$350,923	$329,591
09/2022	$318,951	$298,041
10/2022	$339,413	$316,025
11/2022	$366,014	$340,540
12/2022	$352,984	$327,139
01/2023	$381,479	$350,593
02/2023	$361,969	$340,540
03/2023	$377,628	$351,036
04/2023	$384,303	$356,083
05/2023	$375,318	$352,272
06/2023	$395,085	$372,729
07/2023	$404,327	$386,367
08/2023	$398,936	$375,572
09/2023	$380,452	$360,039
10/2023	$373,264	$349,213
11/2023	$405,097	$381,453
12/2023	$421,379	$399,767
01/2024	$426,273	$402,116
02/2024	$433,743	$419,369
03/2024	$438,636	$432,533
04/2024	$413,910	$418,267
05/2024	$427,561	$435,252
06/2024	$442,500	$444,945
07/2024	$447,651	$452,124
08/2024	$455,121	$463,609
09/2024	$455,636	$474,373
10/2024	$443,530	$463,733
11/2024	$460,787	$481,078
12/2024	$454,354	$469,686
01/2025	$469,327	$485,456
02/2025	$476,039	$482,531
03/2025	$467,520	$463,465
04/2025	$477,330	$467,791
05/2025	$503,920	$494,675
06/2025	$515,021	$516,882
07/2025	$501,339	$523,897
08/2025	$508,309	$536,834

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (12/11/17)
Class R5Footnote Reference1	11.69%Footnote Reference2	8.12%	9.63%
MSCI ACWI Index Net	15.80%	12.00%	10.40%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.
Footnote[2]	The return for the period November 1, 2024 to August 31, 2025 was 14.61%.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Performance Inception Date				Dec. 11, 2017
No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet				$ 448,626,039
Holdings Count | Holding				30
Advisory Fees Paid, Amount				$ 2,053,353
InvestmentCompanyPortfolioTurnover				14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$448,626,039
# of Portfolio Holdings	30
Portfolio Turnover Rate	14%
Total Management Fees Paid	$2,053,353

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	69.9
Foreign Common Stocks	23.1
Investment Companies	7.0

Sector Allocation - % Equities

Value	Value
Industrials	2.9
Consumer Discretionary	8.2
Consumer Staples	11.1
Health Care	12.4
Communication Services	12.8
Financials	20.7
Information Technology	31.9

Excludes cash equivalents.

Top Country Exposure - % Equities

Value	Value
Republic of Korea	1.6
Israel	2.4
France	2.8
Germany	3.4
United Kingdom	3.8
China	4.4
Netherlands	6.5
United States	75.1

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Visa, Inc., Class A	8.6
Microsoft Corp.	8.0
ASML Holding NV	6.0
Philip Morris International, Inc.	5.3
Booking Holdings, Inc.	5.0
Alphabet, Inc., Class A	4.6
Intuit, Inc.	4.2
Autodesk, Inc.	4.1
NetEase, Inc., ADR	4.0
Electronic Arts, Inc.	3.2

Excludes cash equivalents.

Material Fund Change [Text Block]
C000254861
Shareholder Report [Line Items]
Fund Name				Ninety One Global Franchise Fund
Class Name				R6
Trading Symbol				ZGFRX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about American Beacon Ninety One Global Franchise Fund for the period of November 18, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number				800-658-5811
Additional Information Website				www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investment
R6	$75	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote†	For the period November 18, 2024 (commencement of operations) through August 31, 2025. The costs would have been higher had the Fund operated the full year.

Expenses Paid, Amount				$ 75
Expense Ratio, Percent	[5]			0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 11.72% for the twelve months ended August 31, 2025, compared to the MSCI ACWI Index Net return of 15.80%.

  Broad market performance was driven by continued momentum in U.S. Mega Cap names associated with the AI theme, as well as improving investor sentiment around non-US investments.

  The Fund’s investment approach of investing in high quality, global companies with consistent cash flows faced headwinds as beta and momentum factors rallied during the last twelve months.

  The Fund's performance was positive in all sectors where it invested. The Fund's holdings in the Information Technology, Communication Services, and Consumer Staples sectors also contributed meaningfully.

Performance Past Does Not Indicate Future [Text]				Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	R6	MSCI ACWI Index Net
12/2017	$10,000	$10,000
12/2017	$10,038	$10,143
01/2018	$10,398	$10,715
02/2018	$9,998	$10,265
03/2018	$9,978	$10,045
04/2018	$9,878	$10,141
05/2018	$10,028	$10,154
06/2018	$10,258	$10,099
07/2018	$10,598	$10,403
08/2018	$10,758	$10,485
09/2018	$10,768	$10,531
10/2018	$10,198	$9,742
11/2018	$10,488	$9,884
12/2018	$9,716	$9,188
01/2019	$10,331	$9,913
02/2019	$10,745	$10,179
03/2019	$11,128	$10,306
04/2019	$11,441	$10,655
05/2019	$10,946	$10,023
06/2019	$11,511	$10,679
07/2019	$11,673	$10,710
08/2019	$11,693	$10,456
09/2019	$11,532	$10,676
10/2019	$11,774	$10,968
11/2019	$12,066	$11,236
12/2019	$12,449	$11,631
01/2020	$12,642	$11,503
02/2020	$11,757	$10,574
03/2020	$10,871	$9,147
04/2020	$11,899	$10,126
05/2020	$12,510	$10,567
06/2020	$12,683	$10,904
07/2020	$13,161	$11,481
08/2020	$13,762	$12,184
09/2020	$13,304	$11,791
10/2020	$12,571	$11,504
11/2020	$13,711	$12,922
12/2020	$14,530	$13,522
01/2021	$14,101	$13,461
02/2021	$14,356	$13,773
03/2021	$14,755	$14,141
04/2021	$15,695	$14,759
05/2021	$15,848	$14,989
06/2021	$16,206	$15,186
07/2021	$16,604	$15,291
08/2021	$16,839	$15,673
09/2021	$15,960	$15,026
10/2021	$16,952	$15,793
11/2021	$16,349	$15,412
12/2021	$17,229	$16,029
01/2022	$16,196	$15,242
02/2022	$15,592	$14,848
03/2022	$15,786	$15,170
04/2022	$14,722	$13,956
05/2022	$14,753	$13,972
06/2022	$13,648	$12,794
07/2022	$14,763	$13,687
08/2022	$14,037	$13,183
09/2022	$12,758	$11,922
10/2022	$13,576	$12,641
11/2022	$14,641	$13,621
12/2022	$14,119	$13,085
01/2023	$15,259	$14,024
02/2023	$14,479	$13,621
03/2023	$15,105	$14,041
04/2023	$15,372	$14,243
05/2023	$15,013	$14,091
06/2023	$15,803	$14,909
07/2023	$16,173	$15,454
08/2023	$15,957	$15,023
09/2023	$15,218	$14,401
10/2023	$14,931	$13,968
11/2023	$16,204	$15,258
12/2023	$16,855	$15,991
01/2024	$17,051	$16,084
02/2024	$17,350	$16,775
03/2024	$17,545	$17,301
04/2024	$16,556	$16,730
05/2024	$17,102	$17,410
06/2024	$17,700	$17,798
07/2024	$17,906	$18,085
08/2024	$18,205	$18,544
09/2024	$18,225	$18,975
10/2024	$17,741	$18,549
11/2024	$18,421	$19,243
12/2024	$18,170	$18,787
01/2025	$18,769	$19,418
02/2025	$19,037	$19,301
03/2025	$18,696	$18,538
04/2025	$19,099	$18,711
05/2025	$20,152	$19,787
06/2025	$20,606	$20,675
07/2025	$20,059	$20,956
08/2025	$20,338	$21,473

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (12/11/17)
R6 ClassFootnote Reference1	11.72%Footnote Reference2	8.12%	9.63%
MSCI ACWI Index Net	15.80%	12.00%	10.40%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.
Footnote[2]	The return for the period November 18, 2024 to August 31, 2025 was 12.74%.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance includes historical performance of another Class of the Fund. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Performance Inception Date				Dec. 11, 2017
No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet				$ 448,626,039
Holdings Count | Holding				30
Advisory Fees Paid, Amount				$ 2,053,353
InvestmentCompanyPortfolioTurnover				14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$448,626,039
# of Portfolio Holdings	30
Portfolio Turnover Rate	14%
Total Management Fees Paid	$2,053,353

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	69.9
Foreign Common Stocks	23.1
Investment Companies	7.0

Sector Allocation - % Equities

Value	Value
Industrials	2.9
Consumer Discretionary	8.2
Consumer Staples	11.1
Health Care	12.4
Communication Services	12.8
Financials	20.7
Information Technology	31.9

Excludes cash equivalents.

Top Country Exposure - % Equities

Value	Value
Republic of Korea	1.6
Israel	2.4
France	2.8
Germany	3.4
United Kingdom	3.8
China	4.4
Netherlands	6.5
United States	75.1

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Visa, Inc., Class A	8.6
Microsoft Corp.	8.0
ASML Holding NV	6.0
Philip Morris International, Inc.	5.3
Booking Holdings, Inc.	5.0
Alphabet, Inc., Class A	4.6
Intuit, Inc.	4.2
Autodesk, Inc.	4.1
NetEase, Inc., ADR	4.0
Electronic Arts, Inc.	3.2

Excludes cash equivalents.

Material Fund Change [Text Block]
C000254860
Shareholder Report [Line Items]
Fund Name				Ninety One Global Franchise Fund
Class Name				Y
Trading Symbol				ZGFAX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about American Beacon Ninety One Global Franchise Fund for the period of November 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number				800-658-5811
Additional Information Website				www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investment
Y	$77	0.86%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote[1]	Due to a change in the Fund's fiscal year-end, costs are reported for a ten-month fiscal period. The costs would be higher for a full fiscal year.

Expenses Paid, Amount				$ 77
Expense Ratio, Percent	[6]			0.86%
Expenses Short Period Footnote [Text Block]				Due to a change in the Fund's fiscal year-end, costs are reported for a ten-month fiscal period. The costs would be higher for a full fiscal year.
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 11.68% for the twelve months ended August 31, 2025, compared to the MSCI ACWI Index Net return of 15.80%.

  Broad market performance was driven by continued momentum in U.S. Mega Cap names associated with the AI theme, as well as improving investor sentiment around non-US investments.

  The Fund’s investment approach of investing in high quality, global companies with consistent cash flows faced headwinds as beta and momentum factors rallied during the last twelve months.

  The Fund's performance was positive in all sectors where it invested. The Fund's holdings in the Information Technology, Communication Services, and Consumer Staples sectors also contributed meaningfully.

Performance Past Does Not Indicate Future [Text]				Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	MSCI ACWI Index Net
12/2017	$100,000	$100,000
12/2017	$100,379	$101,430
01/2018	$103,982	$107,152
02/2018	$99,979	$102,649
03/2018	$99,779	$100,453
04/2018	$98,778	$101,413
05/2018	$100,279	$101,541
06/2018	$102,581	$100,989
07/2018	$105,983	$104,034
08/2018	$107,585	$104,853
09/2018	$107,685	$105,307
10/2018	$101,980	$97,417
11/2018	$104,783	$98,842
12/2018	$97,107	$91,879
01/2019	$103,258	$99,135
02/2019	$107,291	$101,788
03/2019	$111,123	$103,065
04/2019	$114,249	$106,547
05/2019	$109,308	$100,227
06/2019	$114,854	$106,790
07/2019	$116,467	$107,103
08/2019	$116,568	$104,561
09/2019	$115,056	$106,761
10/2019	$117,375	$109,682
11/2019	$120,299	$112,360
12/2019	$124,034	$116,316
01/2020	$126,066	$115,034
02/2020	$117,127	$105,743
03/2020	$108,289	$91,467
04/2020	$118,549	$101,265
05/2020	$124,644	$105,669
06/2020	$126,269	$109,044
07/2020	$131,044	$114,812
08/2020	$137,037	$121,841
09/2020	$132,364	$117,910
10/2020	$125,050	$115,043
11/2020	$136,428	$129,224
12/2020	$144,484	$135,223
01/2021	$140,109	$134,609
02/2021	$142,755	$137,728
03/2021	$146,621	$141,407
04/2021	$155,982	$147,588
05/2021	$157,407	$149,887
06/2021	$160,866	$151,860
07/2021	$164,936	$152,907
08/2021	$167,175	$156,734
09/2021	$158,424	$150,262
10/2021	$168,294	$157,929
11/2021	$162,189	$154,126
12/2021	$170,939	$160,290
01/2022	$160,561	$152,420
02/2022	$154,659	$148,482
03/2022	$156,491	$151,699
04/2022	$145,909	$139,557
05/2022	$146,214	$139,718
06/2022	$135,123	$127,943
07/2022	$146,214	$136,875
08/2022	$138,990	$131,836
09/2022	$126,271	$119,216
10/2022	$134,411	$126,410
11/2022	$144,891	$136,216
12/2022	$139,648	$130,856
01/2023	$150,946	$140,237
02/2023	$143,210	$136,216
03/2023	$149,419	$140,414
04/2023	$151,964	$142,433
05/2023	$148,401	$140,909
06/2023	$156,137	$149,091
07/2023	$159,801	$154,546
08/2023	$157,664	$150,229
09/2023	$150,335	$144,015
10/2023	$147,485	$139,685
11/2023	$160,005	$152,581
12/2023	$166,313	$159,907
01/2024	$168,249	$160,846
02/2024	$171,205	$167,747
03/2024	$173,039	$173,013
04/2024	$163,256	$167,307
05/2024	$168,657	$174,101
06/2024	$174,466	$177,978
07/2024	$176,504	$180,849
08/2024	$179,357	$185,443
09/2024	$179,561	$189,749
10/2024	$174,670	$185,493
11/2024	$181,497	$192,431
12/2024	$179,054	$187,874
01/2025	$184,876	$194,182
02/2025	$187,532	$193,012
03/2025	$184,161	$185,386
04/2025	$188,043	$187,116
05/2025	$198,563	$197,870
06/2025	$202,955	$206,753
07/2025	$197,542	$209,559
08/2025	$200,300	$214,733

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	Since Inception (12/11/17)
Class YFootnote Reference1	11.68%Footnote Reference2	7.89%	9.41%
MSCI ACWI Index Net	15.80%	12.00%	10.40%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.
Footnote[2]	The return for the period November 1, 2024 to August 31, 2025 was 14.67%.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance includes historical performance of another Class of the Fund. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Performance Inception Date				Dec. 11, 2017
No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet				$ 448,626,039
Holdings Count | Holding				30
Advisory Fees Paid, Amount				$ 2,053,353
InvestmentCompanyPortfolioTurnover				14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$448,626,039
# of Portfolio Holdings	30
Portfolio Turnover Rate	14%
Total Management Fees Paid	$2,053,353

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	69.9
Foreign Common Stocks	23.1
Investment Companies	7.0

Sector Allocation - % Equities

Value	Value
Industrials	2.9
Consumer Discretionary	8.2
Consumer Staples	11.1
Health Care	12.4
Communication Services	12.8
Financials	20.7
Information Technology	31.9

Excludes cash equivalents.

Top Country Exposure - % Equities

Value	Value
Republic of Korea	1.6
Israel	2.4
France	2.8
Germany	3.4
United Kingdom	3.8
China	4.4
Netherlands	6.5
United States	75.1

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Visa, Inc., Class A	8.6
Microsoft Corp.	8.0
ASML Holding NV	6.0
Philip Morris International, Inc.	5.3
Booking Holdings, Inc.	5.0
Alphabet, Inc., Class A	4.6
Intuit, Inc.	4.2
Autodesk, Inc.	4.1
NetEase, Inc., ADR	4.0
Electronic Arts, Inc.	3.2

Excludes cash equivalents.

Material Fund Change [Text Block]
C000254865
Shareholder Report [Line Items]
Fund Name				Ninety One International Franchise Fund
Class Name				R5
Trading Symbol				ZIFIX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about American Beacon Ninety One International Franchise Fund for the period of November 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]				This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number				800-658-5811
Additional Information Website				www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investment
R5	$81	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote[1]	Due to a change in the Fund's fiscal year-end, costs are reported for a ten-month fiscal period. The costs would be higher for a full fiscal year.

Expenses Paid, Amount				$ 81
Expense Ratio, Percent	[7]			0.92%
Expenses Short Period Footnote [Text Block]				Due to a change in the Fund's fiscal year-end, costs are reported for a ten-month fiscal period. The costs would be higher for a full fiscal year.
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 8.14% for the twelve months ended August 31, 2025, compared to the MSCI EAFE Index (Net) return of 13.87% and the MSCI ACWI ex-USA Index Net return of 15.42%.

  Broad market performance was driven by a depreciating US dollar, easing monetary policies, fiscal stimulus in Europe, an emerging market resurgence and improving investor sentiment.

  The Fund’s concentrated quality strategy faced headwinds as value and momentum factors rallied.

  The Fund's performance was positive in all sectors where it invested. The Fund's holdings in the Consumer Staples and Information Technology sectors also contributed meaningfully.

Performance Past Does Not Indicate Future [Text]				Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	R5	MSCI® EAFE Index (Net)	MSCI ACWI ex-USA Index Net
08/2021	$250,000	$250,000	$250,000
09/2021	$238,500	$242,546	$241,997
10/2021	$245,000	$248,511	$247,774
11/2021	$234,000	$236,945	$236,614
12/2021	$247,250	$249,077	$246,398
01/2022	$231,000	$237,041	$237,315
02/2022	$221,750	$232,849	$232,617
03/2022	$221,500	$234,346	$232,988
04/2022	$208,250	$219,185	$218,357
05/2022	$209,750	$220,828	$219,923
06/2022	$196,750	$200,338	$201,007
07/2022	$211,250	$210,321	$207,890
08/2022	$197,000	$200,332	$201,205
09/2022	$178,750	$181,591	$181,094
10/2022	$184,750	$191,356	$186,509
11/2022	$207,750	$212,910	$208,524
12/2022	$202,209	$213,081	$206,966
01/2023	$221,551	$230,336	$223,748
02/2023	$212,257	$225,530	$215,893
03/2023	$222,807	$231,119	$221,176
04/2023	$230,091	$237,644	$225,017
05/2023	$222,807	$227,588	$216,833
06/2023	$231,599	$237,945	$226,567
07/2023	$236,120	$245,644	$235,774
08/2023	$229,589	$236,233	$225,124
09/2023	$217,532	$228,164	$218,019
10/2023	$212,508	$218,913	$209,019
11/2023	$233,859	$239,233	$227,836
12/2023	$243,727	$251,943	$239,285
01/2024	$250,061	$253,393	$236,911
02/2024	$260,195	$258,031	$242,903
03/2024	$262,475	$266,517	$250,494
04/2024	$249,554	$259,692	$246,002
05/2024	$260,702	$269,751	$253,140
06/2024	$262,222	$265,397	$252,901
07/2024	$267,289	$273,182	$258,753
08/2024	$275,143	$282,065	$266,122
09/2024	$280,210	$284,670	$273,293
10/2024	$267,289	$269,189	$259,883
11/2024	$271,343	$267,662	$257,533
12/2024	$266,953	$261,575	$252,522
01/2025	$287,096	$275,321	$262,701
02/2025	$287,861	$280,661	$266,345
03/2025	$276,642	$279,528	$265,743
04/2025	$293,215	$292,332	$275,337
05/2025	$299,844	$305,707	$287,948
06/2025	$305,709	$312,443	$297,715
07/2025	$297,805	$308,057	$296,866
08/2025	$297,550	$321,190	$307,169

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	Since Inception (8/31/21)
Class R5Footnote Reference1	8.14%Footnote Reference2	4.45%
MSCI® EAFE Index (Net)	13.87%	6.46%
MSCI ACWI ex-USA Index Net	15.42%	5.28%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.
Footnote[2]	The return for the period November 1, 2024 to August 31, 2025 was 11.32%.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The MSCI EAFE Index (Net) is replacing the MSCI ACWI ex-USA Index Net as broad-based securities market index to comply with a new regulatory requirement. The MSCI ACWI ex-USA Index Net Index Net reflects the market sectors in which the Fund invests.

Performance Inception Date				Aug. 31, 2021
No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The MSCI EAFE Index (Net) is replacing the MSCI ACWI ex-USA Index Net as broad-based securities market index to comply with a new regulatory requirement. The MSCI ACWI ex-USA Index Net Index Net reflects the market sectors in which the Fund invests.

Material Change Date		Oct. 31, 2024
AssetsNet				$ 8,447,557
Holdings Count | Holding				33
Advisory Fees Paid, Amount				$ 0
InvestmentCompanyPortfolioTurnover				16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$8,447,557
# of Portfolio Holdings	33
Portfolio Turnover Rate	16%
Total Management Fees Paid	$0

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	71.7
Common Stocks	23.5
Investment Companies	3.5
Foreign Preferred Stocks	1.3
Warrants	0.0

Sector Allocation - % Equities

Value	Value
Industrials	6.2
Consumer Discretionary	8.8
Communication Services	12.1
Consumer Staples	13.5
Financials	16.5
Health Care	18.1
Information Technology	24.8

Excludes cash equivalents.

Top Ten Country Exposure - % Equities

Value	Value
Spain	3.9
Japan	4.6
Taiwan	5.0
Netherlands	6.0
Canada	6.3
United Kingdom	8.5
China	9.2
France	10.8
Germany	14.2
United States	24.4

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

SAP SE	8.4
Mastercard, Inc., Class A	6.5
Constellation Software, Inc.	6.1
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.9
Nintendo Co. Ltd.	4.4
London Stock Exchange Group PLC	4.0
L'Oreal SA	4.0
Philip Morris International, Inc.	4.0
Amadeus IT Group SA	3.7
EssilorLuxottica SA	3.6

Excludes cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

On August 25, 2025, the Board of Trustees of the American Beacon Funds approved a Plan of Reorganization and Termination (the “Reorganization Plan”) that provides for the reorganization of the American Beacon Ninety One International Franchise Fund (the “Target Fund”), a series of the American Beacon Funds, into the American Beacon Ninety One International Franchise ETF (the “Acquiring ETF”), a newly created series of the American Beacon Select Funds (the “Reorganization”). The Reorganization is subject to a number of conditions, including approval of the Reorganization Plan by the Target Fund’s shareholders.

Material Fund Change Strategies [Text Block]

On August 25, 2025, the Board of Trustees of the American Beacon Funds approved a Plan of Reorganization and Termination (the “Reorganization Plan”) that provides for the reorganization of the American Beacon Ninety One International Franchise Fund (the “Target Fund”), a series of the American Beacon Funds, into the American Beacon Ninety One International Franchise ETF (the “Acquiring ETF”), a newly created series of the American Beacon Select Funds (the “Reorganization”). The Reorganization is subject to a number of conditions, including approval of the Reorganization Plan by the Target Fund’s shareholders.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since October 31, 2024.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

C000254863
Shareholder Report [Line Items]
Fund Name				Ninety One International Franchise Fund
Class Name				R6
Trading Symbol				ZIFRX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about American Beacon Ninety One International Franchise Fund for the period of November 18, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]				This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number				800-658-5811
Additional Information Website				www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investment
R6	$78	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote†	For the period November 18, 2024 (commencement of operations) through August 31, 2025. The costs would have been higher had the Fund operated the full year.

Expenses Paid, Amount				$ 78
Expense Ratio, Percent	[8]			0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 8.24% for the twelve months ended August 31, 2025, compared to the MSCI EAFE Index (Net) return of 13.87% and the MSCI ACWI ex-USA Index Net return of 15.42%.

  Broad market performance was driven by a depreciating US dollar, easing monetary policies, fiscal stimulus in Europe, an emerging market resurgence and improving investor sentiment.

  The Fund’s concentrated quality strategy faced headwinds as value and momentum factors rallied.

  The Fund's performance was positive in all sectors where it invested. The Fund's holdings in the Consumer Staples and Information Technology sectors also contributed meaningfully.

Performance Past Does Not Indicate Future [Text]				Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	R6	MSCI® EAFE Index (Net)	MSCI ACWI ex-USA Index Net
08/2021	$10,000	$10,000	$10,000
09/2021	$9,540	$9,702	$9,680
10/2021	$9,800	$9,940	$9,911
11/2021	$9,360	$9,478	$9,465
12/2021	$9,890	$9,963	$9,856
01/2022	$9,240	$9,482	$9,493
02/2022	$8,870	$9,314	$9,305
03/2022	$8,860	$9,374	$9,320
04/2022	$8,330	$8,767	$8,734
05/2022	$8,390	$8,833	$8,797
06/2022	$7,870	$8,014	$8,040
07/2022	$8,450	$8,413	$8,316
08/2022	$7,880	$8,013	$8,048
09/2022	$7,150	$7,264	$7,244
10/2022	$7,390	$7,654	$7,460
11/2022	$8,310	$8,516	$8,341
12/2022	$8,088	$8,523	$8,279
01/2023	$8,862	$9,213	$8,950
02/2023	$8,490	$9,021	$8,636
03/2023	$8,912	$9,245	$8,847
04/2023	$9,204	$9,506	$9,001
05/2023	$8,912	$9,104	$8,673
06/2023	$9,264	$9,518	$9,063
07/2023	$9,445	$9,826	$9,431
08/2023	$9,184	$9,449	$9,005
09/2023	$8,701	$9,127	$8,721
10/2023	$8,500	$8,757	$8,361
11/2023	$9,354	$9,569	$9,114
12/2023	$9,749	$10,078	$9,572
01/2024	$10,002	$10,136	$9,477
02/2024	$10,408	$10,321	$9,716
03/2024	$10,499	$10,661	$10,020
04/2024	$9,982	$10,388	$9,840
05/2024	$10,428	$10,790	$10,126
06/2024	$10,489	$10,616	$10,116
07/2024	$10,692	$10,927	$10,350
08/2024	$11,006	$11,283	$10,645
09/2024	$11,208	$11,387	$10,932
10/2024	$10,692	$10,768	$10,395
11/2024	$10,854	$10,706	$10,301
12/2024	$10,678	$10,463	$10,101
01/2025	$11,494	$11,013	$10,508
02/2025	$11,525	$11,226	$10,654
03/2025	$11,076	$11,181	$10,630
04/2025	$11,729	$11,693	$11,014
05/2025	$11,994	$12,228	$11,518
06/2025	$12,228	$12,498	$11,909
07/2025	$11,922	$12,322	$11,875
08/2025	$11,912	$12,848	$12,287

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	Since Inception (8/31/21)
R6 ClassFootnote Reference1	8.24%Footnote Reference2	4.47%
MSCI® EAFE Index (Net)	13.87%	6.46%
MSCI ACWI ex-USA Index Net	15.42%	5.28%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.
Footnote[2]	The return for the period November 18, 2024 to August 31, 2025 was 13.35%.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance includes historical performance of another Class of the Fund. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The MSCI EAFE Index (Net) is replacing the MSCI ACWI ex-USA Index Net as broad-based securities market index to comply with a new regulatory requirement. The MSCI ACWI ex-USA Index Net Index Net reflects the market sectors in which the Fund invests.

Performance Inception Date				Aug. 31, 2021
No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The MSCI EAFE Index (Net) is replacing the MSCI ACWI ex-USA Index Net as broad-based securities market index to comply with a new regulatory requirement. The MSCI ACWI ex-USA Index Net Index Net reflects the market sectors in which the Fund invests.

Material Change Date			Nov. 15, 2024
AssetsNet				$ 8,447,557
Holdings Count | Holding				33
Advisory Fees Paid, Amount				$ 0
InvestmentCompanyPortfolioTurnover				16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$8,447,557
# of Portfolio Holdings	33
Portfolio Turnover Rate	16%
Total Management Fees Paid	$0

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	71.7
Common Stocks	23.5
Investment Companies	3.5
Foreign Preferred Stocks	1.3
Warrants	0.0

Sector Allocation - % Equities

Value	Value
Industrials	6.2
Consumer Discretionary	8.8
Communication Services	12.1
Consumer Staples	13.5
Financials	16.5
Health Care	18.1
Information Technology	24.8

Excludes cash equivalents.

Top Ten Country Exposure - % Equities

Value	Value
Spain	3.9
Japan	4.6
Taiwan	5.0
Netherlands	6.0
Canada	6.3
United Kingdom	8.5
China	9.2
France	10.8
Germany	14.2
United States	24.4

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

SAP SE	8.4
Mastercard, Inc., Class A	6.5
Constellation Software, Inc.	6.1
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.9
Nintendo Co. Ltd.	4.4
London Stock Exchange Group PLC	4.0
L'Oreal SA	4.0
Philip Morris International, Inc.	4.0
Amadeus IT Group SA	3.7
EssilorLuxottica SA	3.6

Excludes cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 15, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

On August 25, 2025, the Board of Trustees of the American Beacon Funds approved a Plan of Reorganization and Termination (the “Reorganization Plan”) that provides for the reorganization of the American Beacon Ninety One International Franchise Fund (the “Target Fund”), a series of the American Beacon Funds, into the American Beacon Ninety One International Franchise ETF (the “Acquiring ETF”), a newly created series of the American Beacon Select Funds (the “Reorganization”). The Reorganization is subject to a number of conditions, including approval of the Reorganization Plan by the Target Fund’s shareholders.

Material Fund Change Strategies [Text Block]

On August 25, 2025, the Board of Trustees of the American Beacon Funds approved a Plan of Reorganization and Termination (the “Reorganization Plan”) that provides for the reorganization of the American Beacon Ninety One International Franchise Fund (the “Target Fund”), a series of the American Beacon Funds, into the American Beacon Ninety One International Franchise ETF (the “Acquiring ETF”), a newly created series of the American Beacon Select Funds (the “Reorganization”). The Reorganization is subject to a number of conditions, including approval of the Reorganization Plan by the Target Fund’s shareholders.

Summary of Change Legend [Text Block]			This is a summary of certain changes to the Fund since November 15, 2024.

This is a summary of certain changes to the Fund since November 15, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

C000254864
Shareholder Report [Line Items]
Fund Name				Ninety One International Franchise Fund
Class Name				Y
Trading Symbol				ZIFAX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about American Beacon Ninety One International Franchise Fund for the period of November 18, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]				This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number				800-658-5811
Additional Information Website				www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investment
Y	$78	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote†	For the period November 18, 2024 (commencement of operations) through August 31, 2025. The costs would have been higher had the Fund operated the full year.

Expenses Paid, Amount				$ 78
Expense Ratio, Percent	[9]			0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 8.14% for the twelve months ended August 31, 2025, compared to the MSCI EAFE Index (Net) return of 13.87% and the MSCI ACWI ex-USA Index Net return of 15.42%.

  Broad market performance was driven by a depreciating US dollar, easing monetary policies, fiscal stimulus in Europe, an emerging market resurgence and improving investor sentiment.

  The Fund’s concentrated quality strategy faced headwinds as value and momentum factors rallied.

  The Fund's performance was positive in all sectors where it invested. The Fund's holdings in the Consumer Staples and Information Technology sectors also contributed meaningfully.

Performance Past Does Not Indicate Future [Text]				Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	MSCI® EAFE Index (Net)	MSCI ACWI ex-USA Index Net
08/2021	$100,000	$100,000	$100,000
09/2021	$95,400	$97,018	$96,799
10/2021	$98,000	$99,404	$99,110
11/2021	$93,600	$94,778	$94,646
12/2021	$98,900	$99,631	$98,559
01/2022	$92,400	$94,816	$94,926
02/2022	$88,700	$93,140	$93,047
03/2022	$88,600	$93,738	$93,195
04/2022	$83,300	$87,674	$87,343
05/2022	$83,900	$88,331	$87,969
06/2022	$78,700	$80,135	$80,403
07/2022	$84,500	$84,128	$83,156
08/2022	$78,800	$80,133	$80,482
09/2022	$71,500	$72,637	$72,438
10/2022	$73,900	$76,543	$74,604
11/2022	$83,100	$85,164	$83,410
12/2022	$80,884	$85,232	$82,787
01/2023	$88,620	$92,134	$89,499
02/2023	$84,903	$90,212	$86,357
03/2023	$89,123	$92,448	$88,471
04/2023	$92,037	$95,058	$90,007
05/2023	$89,123	$91,035	$86,733
06/2023	$92,639	$95,178	$90,627
07/2023	$94,448	$98,258	$94,310
08/2023	$91,836	$94,493	$90,050
09/2023	$87,013	$91,265	$87,208
10/2023	$85,003	$87,565	$83,608
11/2023	$93,544	$95,693	$91,135
12/2023	$97,491	$100,777	$95,714
01/2024	$100,024	$101,357	$94,765
02/2024	$104,078	$103,212	$97,161
03/2024	$104,990	$106,607	$100,198
04/2024	$99,822	$103,877	$98,401
05/2024	$104,281	$107,901	$101,256
06/2024	$104,889	$106,159	$101,161
07/2024	$106,916	$109,273	$103,501
08/2024	$110,057	$112,826	$106,449
09/2024	$112,084	$113,868	$109,317
10/2024	$106,916	$107,676	$103,953
11/2024	$108,537	$107,065	$103,014
12/2024	$106,781	$104,630	$101,009
01/2025	$114,940	$110,128	$105,081
02/2025	$115,144	$112,264	$106,538
03/2025	$110,657	$111,811	$106,297
04/2025	$117,286	$116,933	$110,135
05/2025	$119,836	$122,283	$115,179
06/2025	$122,181	$124,977	$119,086
07/2025	$119,122	$123,223	$118,747
08/2025	$119,020	$128,476	$122,868

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	Since Inception (8/31/21)
Class YFootnote Reference1	8.14%Footnote Reference2	4.45%
MSCI® EAFE Index (Net)	13.87%	6.46%
MSCI ACWI ex-USA Index Net	15.42%	5.28%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.
Footnote[2]	The return for the period November 18, 2024 to August 31, 2025 was 13.25%.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance includes historical performance of another Class of the Fund. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The MSCI EAFE Index (Net) is replacing the MSCI ACWI ex-USA Index Net as broad-based securities market index to comply with a new regulatory requirement. The MSCI ACWI ex-USA Index Net Index Net reflects the market sectors in which the Fund invests.

Performance Inception Date				Aug. 31, 2021
No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The MSCI EAFE Index (Net) is replacing the MSCI ACWI ex-USA Index Net as broad-based securities market index to comply with a new regulatory requirement. The MSCI ACWI ex-USA Index Net Index Net reflects the market sectors in which the Fund invests.

Material Change Date			Nov. 15, 2024
AssetsNet				$ 8,447,557
Holdings Count | Holding				33
Advisory Fees Paid, Amount				$ 0
InvestmentCompanyPortfolioTurnover				16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$8,447,557
# of Portfolio Holdings	33
Portfolio Turnover Rate	16%
Total Management Fees Paid	$0

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	71.7
Common Stocks	23.5
Investment Companies	3.5
Foreign Preferred Stocks	1.3
Warrants	0.0

Sector Allocation - % Equities

Value	Value
Industrials	6.2
Consumer Discretionary	8.8
Communication Services	12.1
Consumer Staples	13.5
Financials	16.5
Health Care	18.1
Information Technology	24.8

Excludes cash equivalents.

Top Ten Country Exposure - % Equities

Value	Value
Spain	3.9
Japan	4.6
Taiwan	5.0
Netherlands	6.0
Canada	6.3
United Kingdom	8.5
China	9.2
France	10.8
Germany	14.2
United States	24.4

Excludes cash equivalents.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

SAP SE	8.4
Mastercard, Inc., Class A	6.5
Constellation Software, Inc.	6.1
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.9
Nintendo Co. Ltd.	4.4
London Stock Exchange Group PLC	4.0
L'Oreal SA	4.0
Philip Morris International, Inc.	4.0
Amadeus IT Group SA	3.7
EssilorLuxottica SA	3.6

Excludes cash equivalents.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 15, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

On August 25, 2025, the Board of Trustees of the American Beacon Funds approved a Plan of Reorganization and Termination (the “Reorganization Plan”) that provides for the reorganization of the American Beacon Ninety One International Franchise Fund (the “Target Fund”), a series of the American Beacon Funds, into the American Beacon Ninety One International Franchise ETF (the “Acquiring ETF”), a newly created series of the American Beacon Select Funds (the “Reorganization”). The Reorganization is subject to a number of conditions, including approval of the Reorganization Plan by the Target Fund’s shareholders.

Material Fund Change Strategies [Text Block]

On August 25, 2025, the Board of Trustees of the American Beacon Funds approved a Plan of Reorganization and Termination (the “Reorganization Plan”) that provides for the reorganization of the American Beacon Ninety One International Franchise Fund (the “Target Fund”), a series of the American Beacon Funds, into the American Beacon Ninety One International Franchise ETF (the “Acquiring ETF”), a newly created series of the American Beacon Select Funds (the “Reorganization”). The Reorganization is subject to a number of conditions, including approval of the Reorganization Plan by the Target Fund’s shareholders.

Summary of Change Legend [Text Block]			This is a summary of certain changes to the Fund since November 15, 2024.

This is a summary of certain changes to the Fund since November 15, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

C000096903
Shareholder Report [Line Items]
Fund Name				SiM High Yield Opportunities Fund
Class Name				A
Trading Symbol				SHOAX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about American Beacon SiM High Yield Opportunities Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number				800-658-5811
Additional Information Website				www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111	1.07%

Expenses Paid, Amount				$ 111
Expense Ratio, Percent				1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 2.13% (with sales charges) and 7.18% (without sales charges) for the twelve months ended August 31, 2025, compared to the Bloomberg U.S. Aggregate Bond Index return of 3.14% and the ICE BofA U.S. High Yield Index return of 8.14%.

  Despite elevated geopolitical tensions and increased inflation risks the broader high yield market delivered strong returns supported by resilient balance sheets and stable margins.

  The Fund’s high-conviction strategy faced near-term pressure amid rising global slowdown concerns and tariff uncertainty.

  The Fund’s positioning within issuers and ratings detracted from performance during the last twelve months.

Performance Past Does Not Indicate Future [Text]				Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	A with Sales Charge	Bloomberg US Aggregate Bond Index	ICE BofA US High Yield Index
08/2015	$9,525	$10,000	$10,000
09/2015	$9,355	$10,068	$9,741
10/2015	$9,493	$10,069	$10,006
11/2015	$9,374	$10,043	$9,781
12/2015	$9,054	$10,010	$9,529
01/2016	$8,916	$10,148	$9,378
02/2016	$8,993	$10,220	$9,422
03/2016	$9,387	$10,314	$9,839
04/2016	$9,696	$10,353	$10,232
05/2016	$9,799	$10,356	$10,306
06/2016	$9,848	$10,542	$10,417
07/2016	$9,992	$10,609	$10,680
08/2016	$10,180	$10,597	$10,918
09/2016	$10,226	$10,590	$10,989
10/2016	$10,275	$10,509	$11,023
11/2016	$10,300	$10,261	$10,980
12/2016	$10,492	$10,275	$11,196
01/2017	$10,619	$10,295	$11,346
02/2017	$10,740	$10,365	$11,523
03/2017	$10,749	$10,359	$11,499
04/2017	$10,854	$10,439	$11,629
05/2017	$10,881	$10,519	$11,733
06/2017	$10,863	$10,509	$11,745
07/2017	$10,970	$10,554	$11,881
08/2017	$10,905	$10,649	$11,878
09/2017	$11,079	$10,598	$11,985
10/2017	$11,139	$10,604	$12,031
11/2017	$11,179	$10,591	$11,999
12/2017	$11,237	$10,639	$12,034
01/2018	$11,333	$10,517	$12,111
02/2018	$11,207	$10,417	$11,998
03/2018	$11,191	$10,484	$11,924
04/2018	$11,291	$10,406	$12,003
05/2018	$11,282	$10,480	$12,001
06/2018	$11,351	$10,467	$12,043
07/2018	$11,443	$10,470	$12,177
08/2018	$11,451	$10,537	$12,265
09/2018	$11,541	$10,469	$12,337
10/2018	$11,454	$10,386	$12,135
11/2018	$11,291	$10,448	$12,025
12/2018	$11,029	$10,640	$11,761
01/2019	$11,444	$10,753	$12,301
02/2019	$11,596	$10,747	$12,509
03/2019	$11,720	$10,954	$12,631
04/2019	$11,927	$10,956	$12,808
05/2019	$11,764	$11,151	$12,645
06/2019	$11,999	$11,291	$12,955
07/2019	$12,024	$11,316	$13,022
08/2019	$12,007	$11,609	$13,073
09/2019	$12,103	$11,547	$13,114
10/2019	$12,136	$11,582	$13,144
11/2019	$12,103	$11,576	$13,180
12/2019	$12,358	$11,568	$13,456
01/2020	$12,300	$11,791	$13,456
02/2020	$12,028	$12,003	$13,248
03/2020	$9,949	$11,932	$11,690
04/2020	$10,450	$12,144	$12,134
05/2020	$11,238	$12,201	$12,689
06/2020	$11,477	$12,278	$12,813
07/2020	$11,922	$12,461	$13,425
08/2020	$12,239	$12,360	$13,557
09/2020	$12,191	$12,354	$13,416
10/2020	$12,205	$12,298	$13,479
11/2020	$12,792	$12,419	$14,018
12/2020	$13,108	$12,436	$14,286
01/2021	$13,328	$12,347	$14,338
02/2021	$13,483	$12,169	$14,390
03/2021	$13,618	$12,017	$14,415
04/2021	$13,738	$12,112	$14,573
05/2021	$13,906	$12,151	$14,615
06/2021	$14,106	$12,237	$14,815
07/2021	$14,064	$12,374	$14,867
08/2021	$14,167	$12,350	$14,949
09/2021	$14,240	$12,243	$14,953
10/2021	$14,172	$12,240	$14,925
11/2021	$14,010	$12,276	$14,774
12/2021	$14,205	$12,245	$15,052
01/2022	$13,940	$11,981	$14,638
02/2022	$13,826	$11,847	$14,507
03/2022	$13,757	$11,518	$14,372
04/2022	$13,341	$11,081	$13,847
05/2022	$13,445	$11,152	$13,884
06/2022	$12,739	$10,977	$12,939
07/2022	$13,387	$11,246	$13,716
08/2022	$13,151	$10,928	$13,390
09/2022	$12,650	$10,456	$12,852
10/2022	$13,020	$10,320	$13,217
11/2022	$13,239	$10,700	$13,465
12/2022	$13,182	$10,651	$13,363
01/2023	$13,639	$10,979	$13,886
02/2023	$13,538	$10,695	$13,706
03/2023	$13,641	$10,967	$13,860
04/2023	$13,749	$11,033	$13,989
05/2023	$13,690	$10,913	$13,861
06/2023	$13,755	$10,874	$14,087
07/2023	$13,929	$10,867	$14,288
08/2023	$13,950	$10,797	$14,328
09/2023	$13,881	$10,523	$14,159
10/2023	$13,698	$10,357	$13,986
11/2023	$14,251	$10,826	$14,623
12/2023	$14,792	$11,240	$15,162
01/2024	$14,988	$11,210	$15,165
02/2024	$15,056	$11,051	$15,209
03/2024	$15,240	$11,153	$15,391
04/2024	$15,137	$10,871	$15,237
05/2024	$15,337	$11,056	$15,410
06/2024	$15,458	$11,160	$15,558
07/2024	$15,733	$11,421	$15,864
08/2024	$16,030	$11,585	$16,115
09/2024	$16,245	$11,740	$16,379
10/2024	$16,175	$11,449	$16,289
11/2024	$16,259	$11,570	$16,473
12/2024	$16,211	$11,381	$16,405
01/2025	$16,435	$11,441	$16,632
02/2025	$16,547	$11,693	$16,740
03/2025	$16,414	$11,697	$16,560
04/2025	$16,270	$11,743	$16,560
05/2025	$16,445	$11,659	$16,838
06/2025	$16,694	$11,839	$17,151
07/2025	$16,841	$11,807	$17,220
08/2025	$17,181	$11,949	$17,427

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class A without Sales ChargeFootnote Reference1	7.18%	7.02%	6.08%
Class A with Maximum Sales Charge - 4.75%Footnote Reference1	2.13%	5.98%	5.56%
Bloomberg US Aggregate Bond Index	3.14%	(0.68)%	1.80%
ICE BofA US High Yield Index	8.14%	5.15%	5.71%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The Bloomberg US Aggregate Bond Index is replacing the ICE BofA US High Yield Index as broad-based securities market index to comply with a new regulatory requirement. The ICE BofA US High Yield Index reflects the market sectors in which the Fund invests.

No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The Bloomberg US Aggregate Bond Index is replacing the ICE BofA US High Yield Index as broad-based securities market index to comply with a new regulatory requirement. The ICE BofA US High Yield Index reflects the market sectors in which the Fund invests.

AssetsNet				$ 1,953,623,612
Holdings Count | Holding				118
Advisory Fees Paid, Amount				$ 11,121,627
InvestmentCompanyPortfolioTurnover				41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,953,623,612
# of Portfolio Holdings	118
Portfolio Turnover Rate	41%
Total Management Fees Paid	$11,121,627

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Corporate Obligations	63.6
Foreign Corporate Obligations	29.2
Preferred Stocks	4.0
Foreign Convertible Obligations	1.5
Investment Companies	1.3
Foreign Common Stocks	0.4

Excludes foreign exchange holdings.

Top Ten Industry Allocations - % Investments

Value	Value
Mortgage Real Estate Investment Trusts (REITs)	3.9
Health Care - Products	4.6
Commercial Services	5.3
Entertainment	5.5
Diversified Financial Services	5.6
Computers	5.7
Food	5.8
Real Estate	6.3
Health Care - Services	8.6
Oil & Gas	17.2

Top Ten Country Exposure - % Investments

Value	Value
Ireland	1.7
France	1.8
China	2.0
Germany	2.1
Mexico	2.2
Canada	2.6
United Kingdom	3.4
Norway	4.7
Sweden	5.3
United States	67.6

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Paratus Energy Services Ltd., 9.500%, Due 6/27/2029	1.8
GEO Group, Inc., 10.250%, Due 4/15/2031	1.8
Samhallsbyggnadsbolaget I Norden Holding AB, 2.250%, Due 7/12/2027	1.8
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.250%, Due 4/15/2030	1.6
TreeHouse Foods, Inc., 4.000%, Due 9/1/2028	1.6
Tidewater, Inc., 9.125%, Due 7/15/2030	1.5
Cerdia Finanz GmbH, 9.375%, Due 10/3/2031	1.5
Viridien, 10.000%, Due 10/15/2030	1.5
Minerva Luxembourg SA, 8.875%, Due 9/13/2033	1.4
FirstCash, Inc., 6.875%, Due 3/1/2032	1.4

Excludes cash equivalents.

Material Fund Change [Text Block]
C000096904
Shareholder Report [Line Items]
Fund Name				SiM High Yield Opportunities Fund
Class Name				C
Trading Symbol				SHOCX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about American Beacon SiM High Yield Opportunities Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number				800-658-5811
Additional Information Website				www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$186	1.81%

Expenses Paid, Amount				$ 186
Expense Ratio, Percent				1.81%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 5.50% (with sales charges) and 6.50% (without sales charges) for the twelve months ended August 31, 2025, compared to the Bloomberg U.S. Aggregate Bond Index return of 3.14% and the ICE BofA U.S. High Yield Index return of 8.14%.

  Despite elevated geopolitical tensions and increased inflation risks the broader high yield market delivered strong returns supported by resilient balance sheets and stable margins.

  The Fund’s high-conviction strategy faced near-term pressure amid rising global slowdown concerns and tariff uncertainty.

  The Fund’s positioning within issuers and ratings detracted from performance during the last twelve months.

Performance Past Does Not Indicate Future [Text]				Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	C with Sales Charge	Bloomberg US Aggregate Bond Index	ICE BofA US High Yield Index
08/2015	$10,000	$10,000	$10,000
09/2015	$9,806	$10,068	$9,741
10/2015	$9,954	$10,069	$10,006
11/2015	$9,825	$10,043	$9,781
12/2015	$9,485	$10,010	$9,529
01/2016	$9,324	$10,148	$9,378
02/2016	$9,399	$10,220	$9,422
03/2016	$9,803	$10,314	$9,839
04/2016	$10,130	$10,353	$10,232
05/2016	$10,221	$10,356	$10,306
06/2016	$10,276	$10,542	$10,417
07/2016	$10,408	$10,609	$10,680
08/2016	$10,608	$10,597	$10,918
09/2016	$10,639	$10,590	$10,989
10/2016	$10,683	$10,509	$11,023
11/2016	$10,713	$10,261	$10,980
12/2016	$10,906	$10,275	$11,196
01/2017	$11,030	$10,295	$11,346
02/2017	$11,150	$10,365	$11,523
03/2017	$11,153	$10,359	$11,499
04/2017	$11,255	$10,439	$11,629
05/2017	$11,276	$10,519	$11,733
06/2017	$11,251	$10,509	$11,745
07/2017	$11,353	$10,554	$11,881
08/2017	$11,280	$10,649	$11,878
09/2017	$11,441	$10,598	$11,985
10/2017	$11,495	$10,604	$12,031
11/2017	$11,542	$10,591	$11,999
12/2017	$11,580	$10,639	$12,034
01/2018	$11,684	$10,517	$12,111
02/2018	$11,547	$10,417	$11,998
03/2018	$11,525	$10,484	$11,924
04/2018	$11,620	$10,406	$12,003
05/2018	$11,603	$10,480	$12,001
06/2018	$11,665	$10,467	$12,043
07/2018	$11,740	$10,470	$12,177
08/2018	$11,740	$10,537	$12,265
09/2018	$11,826	$10,469	$12,337
10/2018	$11,742	$10,386	$12,135
11/2018	$11,556	$10,448	$12,025
12/2018	$11,334	$10,640	$11,761
01/2019	$11,751	$10,753	$12,301
02/2019	$11,887	$10,747	$12,509
03/2019	$12,019	$10,954	$12,631
04/2019	$12,223	$10,956	$12,808
05/2019	$12,049	$11,151	$12,645
06/2019	$12,281	$11,291	$12,955
07/2019	$12,299	$11,316	$13,022
08/2019	$12,274	$11,609	$13,073
09/2019	$12,351	$11,547	$13,114
10/2019	$12,391	$11,582	$13,144
11/2019	$12,350	$11,576	$13,180
12/2019	$12,601	$11,568	$13,456
01/2020	$12,535	$11,791	$13,456
02/2020	$12,253	$12,003	$13,248
03/2020	$10,131	$11,932	$11,690
04/2020	$10,645	$12,144	$12,134
05/2020	$11,435	$12,201	$12,689
06/2020	$11,668	$12,278	$12,813
07/2020	$12,110	$12,461	$13,425
08/2020	$12,423	$12,360	$13,557
09/2020	$12,381	$12,354	$13,416
10/2020	$12,388	$12,298	$13,479
11/2020	$12,971	$12,419	$14,018
12/2020	$13,281	$12,436	$14,286
01/2021	$13,494	$12,347	$14,338
02/2021	$13,643	$12,169	$14,390
03/2021	$13,770	$12,017	$14,415
04/2021	$13,882	$12,112	$14,573
05/2021	$14,042	$12,151	$14,615
06/2021	$14,235	$12,237	$14,815
07/2021	$14,184	$12,374	$14,867
08/2021	$14,278	$12,350	$14,949
09/2021	$14,357	$12,243	$14,953
10/2021	$14,267	$12,240	$14,925
11/2021	$14,111	$12,276	$14,774
12/2021	$14,297	$12,245	$15,052
01/2022	$14,009	$11,981	$14,638
02/2022	$13,889	$11,847	$14,507
03/2022	$13,812	$11,518	$14,372
04/2022	$13,390	$11,081	$13,847
05/2022	$13,486	$11,152	$13,884
06/2022	$12,762	$10,977	$12,939
07/2022	$13,397	$11,246	$13,716
08/2022	$13,169	$10,928	$13,390
09/2022	$12,665	$10,456	$12,852
10/2022	$13,010	$10,320	$13,217
11/2022	$13,234	$10,700	$13,465
12/2022	$13,170	$10,651	$13,363
01/2023	$13,615	$10,979	$13,886
02/2023	$13,507	$10,695	$13,706
03/2023	$13,601	$10,967	$13,860
04/2023	$13,700	$11,033	$13,989
05/2023	$13,634	$10,913	$13,861
06/2023	$13,690	$10,874	$14,087
07/2023	$13,853	$10,867	$14,288
08/2023	$13,866	$10,797	$14,328
09/2023	$13,790	$10,523	$14,159
10/2023	$13,602	$10,357	$13,986
11/2023	$14,139	$10,826	$14,623
12/2023	$14,662	$11,240	$15,162
01/2024	$14,846	$11,210	$15,165
02/2024	$14,905	$11,051	$15,209
03/2024	$15,077	$11,153	$15,391
04/2024	$14,968	$10,871	$15,237
05/2024	$15,155	$11,056	$15,410
06/2024	$15,265	$11,160	$15,558
07/2024	$15,542	$11,421	$15,864
08/2024	$15,806	$11,585	$16,115
09/2024	$16,025	$11,740	$16,379
10/2024	$15,930	$11,449	$16,289
11/2024	$16,020	$11,570	$16,473
12/2024	$15,947	$11,381	$16,405
01/2025	$16,156	$11,441	$16,632
02/2025	$16,257	$11,693	$16,740
03/2025	$16,118	$11,697	$16,560
04/2025	$15,969	$11,743	$16,560
05/2025	$16,130	$11,659	$16,838
06/2025	$16,363	$11,839	$17,151
07/2025	$16,496	$11,807	$17,220
08/2025	$16,834	$11,949	$17,427

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class C without Deferred Sales ChargeFootnote Reference1	6.50%	6.27%	5.35%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	5.50%	6.27%	5.35%
Bloomberg US Aggregate Bond Index	3.14%	(0.68)%	1.80%
ICE BofA US High Yield Index	8.14%	5.15%	5.71%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The Bloomberg US Aggregate Bond Index is replacing the ICE BofA US High Yield Index as broad-based securities market index to comply with a new regulatory requirement. The ICE BofA US High Yield Index reflects the market sectors in which the Fund invests.

No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The Bloomberg US Aggregate Bond Index is replacing the ICE BofA US High Yield Index as broad-based securities market index to comply with a new regulatory requirement. The ICE BofA US High Yield Index reflects the market sectors in which the Fund invests.

AssetsNet				$ 1,953,623,612
Holdings Count | Holding				118
Advisory Fees Paid, Amount				$ 11,121,627
InvestmentCompanyPortfolioTurnover				41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,953,623,612
# of Portfolio Holdings	118
Portfolio Turnover Rate	41%
Total Management Fees Paid	$11,121,627

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Corporate Obligations	63.6
Foreign Corporate Obligations	29.2
Preferred Stocks	4.0
Foreign Convertible Obligations	1.5
Investment Companies	1.3
Foreign Common Stocks	0.4

Excludes foreign exchange holdings.

Top Ten Industry Allocations - % Investments

Value	Value
Mortgage Real Estate Investment Trusts (REITs)	3.9
Health Care - Products	4.6
Commercial Services	5.3
Entertainment	5.5
Diversified Financial Services	5.6
Computers	5.7
Food	5.8
Real Estate	6.3
Health Care - Services	8.6
Oil & Gas	17.2

Top Ten Country Exposure - % Investments

Value	Value
Ireland	1.7
France	1.8
China	2.0
Germany	2.1
Mexico	2.2
Canada	2.6
United Kingdom	3.4
Norway	4.7
Sweden	5.3
United States	67.6

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Paratus Energy Services Ltd., 9.500%, Due 6/27/2029	1.8
GEO Group, Inc., 10.250%, Due 4/15/2031	1.8
Samhallsbyggnadsbolaget I Norden Holding AB, 2.250%, Due 7/12/2027	1.8
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.250%, Due 4/15/2030	1.6
TreeHouse Foods, Inc., 4.000%, Due 9/1/2028	1.6
Tidewater, Inc., 9.125%, Due 7/15/2030	1.5
Cerdia Finanz GmbH, 9.375%, Due 10/3/2031	1.5
Viridien, 10.000%, Due 10/15/2030	1.5
Minerva Luxembourg SA, 8.875%, Due 9/13/2033	1.4
FirstCash, Inc., 6.875%, Due 3/1/2032	1.4

Excludes cash equivalents.

Material Fund Change [Text Block]
C000096907
Shareholder Report [Line Items]
Fund Name				SiM High Yield Opportunities Fund
Class Name				Investor
Trading Symbol				SHYPX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about American Beacon SiM High Yield Opportunities Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number				800-658-5811
Additional Information Website				www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$114	1.10%

Expenses Paid, Amount				$ 114
Expense Ratio, Percent				1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 7.27% for the twelve months ended August 31, 2025, compared to the Bloomberg U.S. Aggregate Bond Index return of 3.14% and the ICE BofA U.S. High Yield Index return of 8.14%.

  Despite elevated geopolitical tensions and increased inflation risks the broader high yield market delivered strong returns supported by resilient balance sheets and stable margins.

  The Fund’s high-conviction strategy faced near-term pressure amid rising global slowdown concerns and tariff uncertainty.

  The Fund’s positioning within issuers and ratings detracted from performance during the last twelve months.

Performance Past Does Not Indicate Future [Text]				Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	Investor	Bloomberg US Aggregate Bond Index	ICE BofA US High Yield Index
08/2015	$10,000	$10,000	$10,000
09/2015	$9,810	$10,068	$9,741
10/2015	$9,966	$10,069	$10,006
11/2015	$9,841	$10,043	$9,781
12/2015	$9,504	$10,010	$9,529
01/2016	$9,359	$10,148	$9,378
02/2016	$9,430	$10,220	$9,422
03/2016	$9,845	$10,314	$9,839
04/2016	$10,182	$10,353	$10,232
05/2016	$10,281	$10,356	$10,306
06/2016	$10,333	$10,542	$10,417
07/2016	$10,484	$10,609	$10,680
08/2016	$10,683	$10,597	$10,918
09/2016	$10,732	$10,590	$10,989
10/2016	$10,784	$10,509	$11,023
11/2016	$10,821	$10,261	$10,980
12/2016	$11,013	$10,275	$11,196
01/2017	$11,147	$10,295	$11,346
02/2017	$11,276	$10,365	$11,523
03/2017	$11,286	$10,359	$11,499
04/2017	$11,397	$10,439	$11,629
05/2017	$11,426	$10,519	$11,733
06/2017	$11,407	$10,509	$11,745
07/2017	$11,519	$10,554	$11,881
08/2017	$11,464	$10,649	$11,878
09/2017	$11,636	$10,598	$11,985
10/2017	$11,699	$10,604	$12,031
11/2017	$11,743	$10,591	$11,999
12/2017	$11,797	$10,639	$12,034
01/2018	$11,898	$10,517	$12,111
02/2018	$11,765	$10,417	$11,998
03/2018	$11,749	$10,484	$11,924
04/2018	$11,853	$10,406	$12,003
05/2018	$11,841	$10,480	$12,001
06/2018	$11,924	$10,467	$12,043
07/2018	$12,008	$10,470	$12,177
08/2018	$12,015	$10,537	$12,265
09/2018	$12,110	$10,469	$12,337
10/2018	$12,017	$10,386	$12,135
11/2018	$11,845	$10,448	$12,025
12/2018	$11,625	$10,640	$11,761
01/2019	$12,063	$10,753	$12,301
02/2019	$12,210	$10,747	$12,509
03/2019	$12,353	$10,954	$12,631
04/2019	$12,558	$10,956	$12,808
05/2019	$12,386	$11,151	$12,645
06/2019	$12,647	$11,291	$12,955
07/2019	$12,672	$11,316	$13,022
08/2019	$12,654	$11,609	$13,073
09/2019	$12,742	$11,547	$13,114
10/2019	$12,777	$11,582	$13,144
11/2019	$12,755	$11,576	$13,180
12/2019	$13,024	$11,568	$13,456
01/2020	$12,949	$11,791	$13,456
02/2020	$12,675	$12,003	$13,248
03/2020	$10,484	$11,932	$11,690
04/2020	$11,026	$12,144	$12,134
05/2020	$11,856	$12,201	$12,689
06/2020	$12,107	$12,278	$12,813
07/2020	$12,561	$12,461	$13,425
08/2020	$12,894	$12,360	$13,557
09/2020	$12,844	$12,354	$13,416
10/2020	$12,859	$12,298	$13,479
11/2020	$13,477	$12,419	$14,018
12/2020	$13,810	$12,436	$14,286
01/2021	$14,041	$12,347	$14,338
02/2021	$14,190	$12,169	$14,390
03/2021	$14,346	$12,017	$14,415
04/2021	$14,457	$12,112	$14,573
05/2021	$14,634	$12,151	$14,615
06/2021	$14,860	$12,237	$14,815
07/2021	$14,815	$12,374	$14,867
08/2021	$14,923	$12,350	$14,949
09/2021	$15,000	$12,243	$14,953
10/2021	$14,928	$12,240	$14,925
11/2021	$14,758	$12,276	$14,774
12/2021	$14,962	$12,245	$15,052
01/2022	$14,667	$11,981	$14,638
02/2022	$14,563	$11,847	$14,507
03/2022	$14,489	$11,518	$14,372
04/2022	$14,068	$11,081	$13,847
05/2022	$14,161	$11,152	$13,884
06/2022	$13,417	$10,977	$12,939
07/2022	$14,099	$11,246	$13,716
08/2022	$13,849	$10,928	$13,390
09/2022	$13,337	$10,456	$12,852
10/2022	$13,711	$10,320	$13,217
11/2022	$13,941	$10,700	$13,465
12/2022	$13,897	$10,651	$13,363
01/2023	$14,379	$10,979	$13,886
02/2023	$14,256	$10,695	$13,706
03/2023	$14,380	$10,967	$13,860
04/2023	$14,494	$11,033	$13,989
05/2023	$14,415	$10,913	$13,861
06/2023	$14,499	$10,874	$14,087
07/2023	$14,664	$10,867	$14,288
08/2023	$14,703	$10,797	$14,328
09/2023	$14,613	$10,523	$14,159
10/2023	$14,421	$10,357	$13,986
11/2023	$15,020	$10,826	$14,623
12/2023	$15,572	$11,240	$15,162
01/2024	$15,778	$11,210	$15,165
02/2024	$15,849	$11,051	$15,209
03/2024	$16,042	$11,153	$15,391
04/2024	$15,934	$10,871	$15,237
05/2024	$16,143	$11,056	$15,410
06/2024	$16,271	$11,160	$15,558
07/2024	$16,560	$11,421	$15,864
08/2024	$16,873	$11,585	$16,115
09/2024	$17,099	$11,740	$16,379
10/2024	$17,025	$11,449	$16,289
11/2024	$17,132	$11,570	$16,473
12/2024	$17,063	$11,381	$16,405
01/2025	$17,298	$11,441	$16,632
02/2025	$17,416	$11,693	$16,740
03/2025	$17,294	$11,697	$16,560
04/2025	$17,123	$11,743	$16,560
05/2025	$17,307	$11,659	$16,838
06/2025	$17,568	$11,839	$17,151
07/2025	$17,722	$11,807	$17,220
08/2025	$18,099	$11,949	$17,427

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	7.27%	7.02%	6.11%
Bloomberg US Aggregate Bond Index	3.14%	(0.68)%	1.80%
ICE BofA US High Yield Index	8.14%	5.15%	5.71%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The Bloomberg US Aggregate Bond Index is replacing the ICE BofA US High Yield Index as broad-based securities market index to comply with a new regulatory requirement. The ICE BofA US High Yield Index reflects the market sectors in which the Fund invests.

No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The Bloomberg US Aggregate Bond Index is replacing the ICE BofA US High Yield Index as broad-based securities market index to comply with a new regulatory requirement. The ICE BofA US High Yield Index reflects the market sectors in which the Fund invests.

AssetsNet				$ 1,953,623,612
Holdings Count | Holding				118
Advisory Fees Paid, Amount				$ 11,121,627
InvestmentCompanyPortfolioTurnover				41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,953,623,612
# of Portfolio Holdings	118
Portfolio Turnover Rate	41%
Total Management Fees Paid	$11,121,627

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Corporate Obligations	63.6
Foreign Corporate Obligations	29.2
Preferred Stocks	4.0
Foreign Convertible Obligations	1.5
Investment Companies	1.3
Foreign Common Stocks	0.4

Excludes foreign exchange holdings.

Top Ten Industry Allocations - % Investments

Value	Value
Mortgage Real Estate Investment Trusts (REITs)	3.9
Health Care - Products	4.6
Commercial Services	5.3
Entertainment	5.5
Diversified Financial Services	5.6
Computers	5.7
Food	5.8
Real Estate	6.3
Health Care - Services	8.6
Oil & Gas	17.2

Top Ten Country Exposure - % Investments

Value	Value
Ireland	1.7
France	1.8
China	2.0
Germany	2.1
Mexico	2.2
Canada	2.6
United Kingdom	3.4
Norway	4.7
Sweden	5.3
United States	67.6

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Paratus Energy Services Ltd., 9.500%, Due 6/27/2029	1.8
GEO Group, Inc., 10.250%, Due 4/15/2031	1.8
Samhallsbyggnadsbolaget I Norden Holding AB, 2.250%, Due 7/12/2027	1.8
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.250%, Due 4/15/2030	1.6
TreeHouse Foods, Inc., 4.000%, Due 9/1/2028	1.6
Tidewater, Inc., 9.125%, Due 7/15/2030	1.5
Cerdia Finanz GmbH, 9.375%, Due 10/3/2031	1.5
Viridien, 10.000%, Due 10/15/2030	1.5
Minerva Luxembourg SA, 8.875%, Due 9/13/2033	1.4
FirstCash, Inc., 6.875%, Due 3/1/2032	1.4

Excludes cash equivalents.

Material Fund Change [Text Block]
C000096905
Shareholder Report [Line Items]
Fund Name				SiM High Yield Opportunities Fund
Class Name				R5
Trading Symbol				SHOIX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about American Beacon SiM High Yield Opportunities Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number				800-658-5811
Additional Information Website				www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$77	0.74%

Expenses Paid, Amount				$ 77
Expense Ratio, Percent				0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 7.64% for the twelve months ended August 31, 2025, compared to the Bloomberg U.S. Aggregate Bond Index return of 3.14% and the ICE BofA U.S. High Yield Index return of 8.14%.

  Despite elevated geopolitical tensions and increased inflation risks the broader high yield market delivered strong returns supported by resilient balance sheets and stable margins.

  The Fund’s high-conviction strategy faced near-term pressure amid rising global slowdown concerns and tariff uncertainty.

  The Fund’s positioning within issuers and ratings detracted from performance during the last twelve months.

Performance Past Does Not Indicate Future [Text]				Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	R5	Bloomberg US Aggregate Bond Index	ICE BofA US High Yield Index
08/2015	$250,000	$250,000	$250,000
09/2015	$245,355	$251,691	$243,515
10/2015	$249,310	$251,733	$250,153
11/2015	$246,278	$251,068	$244,537
12/2015	$237,941	$250,256	$238,231
01/2016	$234,404	$253,700	$234,462
02/2016	$236,231	$255,500	$235,552
03/2016	$246,663	$257,844	$245,965
04/2016	$255,151	$258,834	$255,792
05/2016	$257,684	$258,900	$257,639
06/2016	$259,047	$263,552	$260,430
07/2016	$262,893	$265,218	$267,008
08/2016	$268,205	$264,915	$272,957
09/2016	$269,217	$264,760	$274,721
10/2016	$270,587	$262,735	$275,582
11/2016	$271,598	$256,520	$274,495
12/2016	$276,750	$256,882	$279,893
01/2017	$280,178	$257,386	$283,652
02/2017	$283,167	$259,116	$288,078
03/2017	$283,787	$258,980	$287,473
04/2017	$286,637	$260,979	$290,731
05/2017	$287,142	$262,987	$293,326
06/2017	$287,050	$262,723	$293,636
07/2017	$289,653	$263,853	$297,023
08/2017	$288,354	$266,220	$296,947
09/2017	$292,738	$264,952	$299,614
10/2017	$294,407	$265,105	$300,770
11/2017	$295,573	$264,765	$299,964
12/2017	$297,019	$265,980	$300,839
01/2018	$299,939	$262,917	$302,767
02/2018	$296,664	$260,425	$299,945
03/2018	$296,338	$262,095	$298,093
04/2018	$299,040	$260,146	$300,076
05/2018	$298,811	$262,002	$300,031
06/2018	$300,662	$261,680	$301,065
07/2018	$302,866	$261,742	$304,431
08/2018	$303,145	$263,426	$306,636
09/2018	$305,613	$261,730	$308,416
10/2018	$303,681	$259,662	$303,365
11/2018	$299,435	$261,212	$300,613
12/2018	$293,642	$266,011	$294,025
01/2019	$304,761	$268,835	$307,529
02/2019	$308,543	$268,680	$312,720
03/2019	$312,234	$273,839	$315,786
04/2019	$317,807	$273,909	$320,204
05/2019	$313,556	$278,771	$316,134
06/2019	$319,887	$282,272	$323,885
07/2019	$320,682	$282,893	$325,543
08/2019	$320,260	$290,223	$326,814
09/2019	$322,900	$288,677	$327,851
10/2019	$323,898	$289,547	$328,611
11/2019	$323,079	$289,400	$329,509
12/2019	$329,976	$289,198	$336,398
01/2020	$328,512	$294,763	$336,412
02/2020	$321,342	$300,069	$331,197
03/2020	$266,410	$298,303	$292,251
04/2020	$279,855	$303,606	$303,358
05/2020	$300,945	$305,019	$317,235
06/2020	$307,375	$306,940	$320,326
07/2020	$319,332	$311,525	$335,630
08/2020	$327,888	$309,011	$338,934
09/2020	$326,713	$308,841	$335,401
10/2020	$327,181	$307,462	$336,963
11/2020	$342,927	$310,479	$350,458
12/2020	$351,469	$310,907	$357,141
01/2021	$357,436	$308,678	$358,452
02/2021	$361,679	$304,220	$359,758
03/2021	$365,381	$300,422	$360,370
04/2021	$368,703	$302,795	$364,322
05/2021	$373,297	$303,784	$365,373
06/2021	$378,767	$305,919	$370,367
07/2021	$377,753	$309,339	$371,675
08/2021	$380,604	$308,750	$373,713
09/2021	$383,048	$306,077	$373,837
10/2021	$381,365	$305,993	$373,117
11/2021	$377,135	$306,898	$369,349
12/2021	$382,450	$306,113	$376,297
01/2022	$375,074	$299,518	$365,952
02/2022	$372,534	$296,176	$362,666
03/2022	$370,381	$287,948	$359,312
04/2022	$359,750	$277,021	$346,184
05/2022	$362,242	$278,807	$347,106
06/2022	$343,414	$274,433	$323,482
07/2022	$360,894	$281,139	$342,904
08/2022	$354,652	$273,195	$334,751
09/2022	$341,300	$261,391	$321,289
10/2022	$351,367	$258,005	$330,434
11/2022	$357,340	$267,494	$336,619
12/2022	$355,908	$266,287	$334,069
01/2023	$368,736	$274,479	$347,145
02/2023	$365,707	$267,382	$342,654
03/2023	$368,573	$274,174	$346,511
04/2023	$371,597	$275,836	$349,731
05/2023	$370,125	$272,833	$346,532
06/2023	$372,400	$271,860	$352,174
07/2023	$376,737	$271,670	$357,188
08/2023	$377,431	$269,935	$358,209
09/2023	$375,671	$263,075	$353,978
10/2023	$370,868	$258,924	$349,659
11/2023	$386,332	$270,649	$365,564
12/2023	$400,593	$281,010	$379,045
01/2024	$405,991	$280,238	$379,114
02/2024	$407,926	$276,279	$380,236
03/2024	$413,028	$278,830	$384,767
04/2024	$410,380	$271,787	$380,918
05/2024	$415,884	$276,395	$385,242
06/2024	$419,293	$279,011	$388,960
07/2024	$426,829	$285,528	$396,592
08/2024	$435,003	$289,631	$402,882
09/2024	$441,400	$293,509	$409,486
10/2024	$439,158	$286,230	$407,231
11/2024	$441,554	$289,257	$411,822
12/2024	$440,393	$284,523	$410,130
01/2025	$446,601	$286,032	$415,793
02/2025	$449,759	$292,325	$418,496
03/2025	$446,281	$292,435	$414,003
04/2025	$442,522	$293,585	$414,012
05/2025	$447,407	$291,483	$420,955
06/2025	$454,261	$295,965	$428,787
07/2025	$458,376	$295,184	$430,508
08/2025	$468,242	$298,714	$435,673

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class R5Footnote Reference1	7.64%	7.39%	6.48%
Bloomberg US Aggregate Bond Index	3.14%	(0.68)%	1.80%
ICE BofA US High Yield Index	8.14%	5.15%	5.71%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The Bloomberg US Aggregate Bond Index is replacing the ICE BofA US High Yield Index as broad-based securities market index to comply with a new regulatory requirement. The ICE BofA US High Yield Index reflects the market sectors in which the Fund invests.

No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The Bloomberg US Aggregate Bond Index is replacing the ICE BofA US High Yield Index as broad-based securities market index to comply with a new regulatory requirement. The ICE BofA US High Yield Index reflects the market sectors in which the Fund invests.

AssetsNet				$ 1,953,623,612
Holdings Count | Holding				118
Advisory Fees Paid, Amount				$ 11,121,627
InvestmentCompanyPortfolioTurnover				41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,953,623,612
# of Portfolio Holdings	118
Portfolio Turnover Rate	41%
Total Management Fees Paid	$11,121,627

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Corporate Obligations	63.6
Foreign Corporate Obligations	29.2
Preferred Stocks	4.0
Foreign Convertible Obligations	1.5
Investment Companies	1.3
Foreign Common Stocks	0.4

Excludes foreign exchange holdings.

Top Ten Industry Allocations - % Investments

Value	Value
Mortgage Real Estate Investment Trusts (REITs)	3.9
Health Care - Products	4.6
Commercial Services	5.3
Entertainment	5.5
Diversified Financial Services	5.6
Computers	5.7
Food	5.8
Real Estate	6.3
Health Care - Services	8.6
Oil & Gas	17.2

Top Ten Country Exposure - % Investments

Value	Value
Ireland	1.7
France	1.8
China	2.0
Germany	2.1
Mexico	2.2
Canada	2.6
United Kingdom	3.4
Norway	4.7
Sweden	5.3
United States	67.6

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Paratus Energy Services Ltd., 9.500%, Due 6/27/2029	1.8
GEO Group, Inc., 10.250%, Due 4/15/2031	1.8
Samhallsbyggnadsbolaget I Norden Holding AB, 2.250%, Due 7/12/2027	1.8
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.250%, Due 4/15/2030	1.6
TreeHouse Foods, Inc., 4.000%, Due 9/1/2028	1.6
Tidewater, Inc., 9.125%, Due 7/15/2030	1.5
Cerdia Finanz GmbH, 9.375%, Due 10/3/2031	1.5
Viridien, 10.000%, Due 10/15/2030	1.5
Minerva Luxembourg SA, 8.875%, Due 9/13/2033	1.4
FirstCash, Inc., 6.875%, Due 3/1/2032	1.4

Excludes cash equivalents.

Material Fund Change [Text Block]
C000096906
Shareholder Report [Line Items]
Fund Name				SiM High Yield Opportunities Fund
Class Name				Y
Trading Symbol				SHOYX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about American Beacon SiM High Yield Opportunities Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number				800-658-5811
Additional Information Website				www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$78	0.75%

Expenses Paid, Amount				$ 78
Expense Ratio, Percent				0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 7.63% for the twelve months ended August 31, 2025, compared to the Bloomberg U.S. Aggregate Bond Index return of 3.14% and the ICE BofA U.S. High Yield Index return of 8.14%.

  Despite elevated geopolitical tensions and increased inflation risks the broader high yield market delivered strong returns supported by resilient balance sheets and stable margins.

  The Fund’s high-conviction strategy faced near-term pressure amid rising global slowdown concerns and tariff uncertainty.

  The Fund’s positioning within issuers and ratings detracted from performance during the last twelve months.

Performance Past Does Not Indicate Future [Text]				Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	Bloomberg US Aggregate Bond Index	ICE BofA US High Yield Index
08/2015	$100,000	$100,000	$100,000
09/2015	$98,132	$100,676	$97,406
10/2015	$99,710	$100,693	$100,061
11/2015	$98,490	$100,427	$97,815
12/2015	$95,145	$100,103	$95,292
01/2016	$93,719	$101,480	$93,785
02/2016	$94,444	$102,200	$94,221
03/2016	$98,613	$103,138	$98,386
04/2016	$102,003	$103,534	$102,317
05/2016	$103,012	$103,560	$103,056
06/2016	$103,663	$105,421	$104,172
07/2016	$105,087	$106,087	$106,803
08/2016	$107,210	$105,966	$109,183
09/2016	$107,608	$105,904	$109,888
10/2016	$108,154	$105,094	$110,233
11/2016	$108,554	$102,608	$109,798
12/2016	$110,612	$102,753	$111,957
01/2017	$111,980	$102,954	$113,461
02/2017	$113,288	$103,646	$115,231
03/2017	$113,416	$103,592	$114,989
04/2017	$114,551	$104,391	$116,292
05/2017	$114,868	$105,195	$117,331
06/2017	$114,708	$105,089	$117,454
07/2017	$115,742	$105,541	$118,809
08/2017	$115,210	$106,488	$118,779
09/2017	$116,962	$105,981	$119,846
10/2017	$117,627	$106,042	$120,308
11/2017	$118,211	$105,906	$119,986
12/2017	$118,665	$106,392	$120,336
01/2018	$119,833	$105,167	$121,107
02/2018	$118,521	$104,170	$119,978
03/2018	$118,385	$104,838	$119,237
04/2018	$119,460	$104,058	$120,031
05/2018	$119,361	$104,801	$120,012
06/2018	$120,095	$104,672	$120,426
07/2018	$120,969	$104,697	$121,772
08/2018	$121,070	$105,371	$122,654
09/2018	$122,051	$104,692	$123,366
10/2018	$121,275	$103,865	$121,346
11/2018	$119,572	$104,485	$120,245
12/2018	$117,241	$106,404	$117,610
01/2019	$121,679	$107,534	$123,012
02/2019	$123,189	$107,472	$125,088
03/2019	$124,660	$109,536	$126,314
04/2019	$126,885	$109,564	$128,082
05/2019	$125,177	$111,508	$126,453
06/2019	$127,700	$112,909	$129,554
07/2019	$127,979	$113,157	$130,217
08/2019	$127,826	$116,089	$130,726
09/2019	$128,877	$115,471	$131,140
10/2019	$129,273	$115,819	$131,444
11/2019	$128,942	$115,760	$131,804
12/2019	$131,689	$115,679	$134,559
01/2020	$131,102	$117,905	$134,565
02/2020	$128,371	$120,027	$132,479
03/2020	$106,279	$119,321	$116,901
04/2020	$111,637	$121,442	$121,343
05/2020	$120,053	$122,008	$126,894
06/2020	$122,759	$122,776	$128,130
07/2020	$127,383	$124,610	$134,252
08/2020	$130,792	$123,604	$135,573
09/2020	$130,460	$123,536	$134,161
10/2020	$130,639	$122,985	$134,785
11/2020	$136,771	$124,192	$140,183
12/2020	$140,173	$124,363	$142,856
01/2021	$142,554	$123,471	$143,381
02/2021	$144,250	$121,688	$143,903
03/2021	$145,727	$120,169	$144,148
04/2021	$147,049	$121,118	$145,729
05/2021	$148,882	$121,514	$146,149
06/2021	$151,066	$122,367	$148,147
07/2021	$150,660	$123,736	$148,670
08/2021	$151,798	$123,500	$149,485
09/2021	$152,772	$122,431	$149,535
10/2021	$152,100	$122,397	$149,247
11/2021	$150,411	$122,759	$147,740
12/2021	$152,531	$122,445	$150,519
01/2022	$149,584	$119,807	$146,381
02/2022	$148,569	$118,470	$145,066
03/2022	$147,720	$115,179	$143,725
04/2022	$143,475	$110,808	$138,474
05/2022	$144,629	$111,523	$138,843
06/2022	$136,951	$109,773	$129,393
07/2022	$143,928	$112,455	$137,162
08/2022	$141,597	$109,278	$133,900
09/2022	$136,265	$104,556	$128,516
10/2022	$140,121	$103,202	$132,174
11/2022	$142,670	$106,997	$134,648
12/2022	$142,098	$106,515	$133,628
01/2023	$147,051	$109,792	$138,858
02/2023	$145,841	$106,953	$137,062
03/2023	$147,150	$109,670	$138,604
04/2023	$148,356	$110,334	$139,892
05/2023	$147,599	$109,133	$138,613
06/2023	$148,506	$108,744	$140,869
07/2023	$150,409	$108,668	$142,875
08/2023	$150,685	$107,974	$143,283
09/2023	$149,981	$105,230	$141,591
10/2023	$148,062	$103,569	$139,864
11/2023	$154,063	$108,260	$146,226
12/2023	$159,932	$112,404	$151,618
01/2024	$162,086	$112,095	$151,646
02/2024	$162,862	$110,511	$152,095
03/2024	$164,720	$111,532	$153,907
04/2024	$163,662	$108,715	$152,367
05/2024	$166,040	$110,558	$154,097
06/2024	$167,401	$111,604	$155,584
07/2024	$170,410	$114,211	$158,637
08/2024	$173,675	$115,852	$161,153
09/2024	$176,043	$117,404	$163,794
10/2024	$175,335	$114,492	$162,893
11/2024	$176,291	$115,703	$164,729
12/2024	$175,825	$113,809	$164,052
01/2025	$178,302	$114,413	$166,317
02/2025	$179,561	$116,930	$167,398
03/2025	$178,170	$116,974	$165,601
04/2025	$176,668	$117,434	$165,605
05/2025	$178,617	$116,593	$168,382
06/2025	$181,351	$118,386	$171,515
07/2025	$182,992	$118,074	$172,203
08/2025	$186,929	$119,486	$174,269

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class YFootnote Reference1	7.63%	7.40%	6.46%
Bloomberg US Aggregate Bond Index	3.14%	(0.68)%	1.80%
ICE BofA US High Yield Index	8.14%	5.15%	5.71%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The Bloomberg US Aggregate Bond Index is replacing the ICE BofA US High Yield Index as broad-based securities market index to comply with a new regulatory requirement. The ICE BofA US High Yield Index reflects the market sectors in which the Fund invests.

No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The Bloomberg US Aggregate Bond Index is replacing the ICE BofA US High Yield Index as broad-based securities market index to comply with a new regulatory requirement. The ICE BofA US High Yield Index reflects the market sectors in which the Fund invests.

AssetsNet				$ 1,953,623,612
Holdings Count | Holding				118
Advisory Fees Paid, Amount				$ 11,121,627
InvestmentCompanyPortfolioTurnover				41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,953,623,612
# of Portfolio Holdings	118
Portfolio Turnover Rate	41%
Total Management Fees Paid	$11,121,627

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Corporate Obligations	63.6
Foreign Corporate Obligations	29.2
Preferred Stocks	4.0
Foreign Convertible Obligations	1.5
Investment Companies	1.3
Foreign Common Stocks	0.4

Excludes foreign exchange holdings.

Top Ten Industry Allocations - % Investments

Value	Value
Mortgage Real Estate Investment Trusts (REITs)	3.9
Health Care - Products	4.6
Commercial Services	5.3
Entertainment	5.5
Diversified Financial Services	5.6
Computers	5.7
Food	5.8
Real Estate	6.3
Health Care - Services	8.6
Oil & Gas	17.2

Top Ten Country Exposure - % Investments

Value	Value
Ireland	1.7
France	1.8
China	2.0
Germany	2.1
Mexico	2.2
Canada	2.6
United Kingdom	3.4
Norway	4.7
Sweden	5.3
United States	67.6

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Paratus Energy Services Ltd., 9.500%, Due 6/27/2029	1.8
GEO Group, Inc., 10.250%, Due 4/15/2031	1.8
Samhallsbyggnadsbolaget I Norden Holding AB, 2.250%, Due 7/12/2027	1.8
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.250%, Due 4/15/2030	1.6
TreeHouse Foods, Inc., 4.000%, Due 9/1/2028	1.6
Tidewater, Inc., 9.125%, Due 7/15/2030	1.5
Cerdia Finanz GmbH, 9.375%, Due 10/3/2031	1.5
Viridien, 10.000%, Due 10/15/2030	1.5
Minerva Luxembourg SA, 8.875%, Due 9/13/2033	1.4
FirstCash, Inc., 6.875%, Due 3/1/2032	1.4

Excludes cash equivalents.

Material Fund Change [Text Block]
C000114555
Shareholder Report [Line Items]
Fund Name				The London Company Income Equity Fund
Class Name				A
Trading Symbol				ABCAX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number				800-658-5811
Additional Information Website				www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	1.08%

Expenses Paid, Amount				$ 115
Expense Ratio, Percent				1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 6.38% (with sales charges) and 12.88% (without sales charges) for the twelve months ended August 31, 2025, compared to the S&P 500 Index return of 15.88% and the Russell 1000 Value Index return of 9.33%.

  Broad market performance during the period, while volatile at times, was primarily driven by momentum and growth factors while quality factors were mixed.

  The Fund’s focus on quality companies generating high dividend income started to benefit from a broadening in market leadership beginning in 2025.

  The Fund's performance was positive in all sectors where it invested, except for Real Estate. The Fund's holdings in the Information Technology and Financials sectors also contributed meaningfully.

Performance Past Does Not Indicate Future [Text]				Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	A with Sales Charge	S&P 500® Index TR	Russell 1000® Value Index
08/2015	$9,423	$10,000	$10,000
09/2015	$9,285	$9,753	$9,698
10/2015	$10,019	$10,575	$10,430
11/2015	$9,982	$10,607	$10,470
12/2015	$9,724	$10,439	$10,245
01/2016	$9,448	$9,921	$9,715
02/2016	$9,460	$9,908	$9,713
03/2016	$9,952	$10,580	$10,412
04/2016	$9,928	$10,621	$10,631
05/2016	$10,109	$10,812	$10,796
06/2016	$10,402	$10,840	$10,890
07/2016	$10,626	$11,240	$11,206
08/2016	$10,567	$11,255	$11,292
09/2016	$10,396	$11,257	$11,269
10/2016	$10,135	$11,052	$11,094
11/2016	$10,537	$11,461	$11,728
12/2016	$10,755	$11,688	$12,021
01/2017	$10,929	$11,910	$12,107
02/2017	$11,306	$12,383	$12,542
03/2017	$11,247	$12,397	$12,414
04/2017	$11,290	$12,524	$12,391
05/2017	$11,403	$12,701	$12,379
06/2017	$11,413	$12,780	$12,581
07/2017	$11,408	$13,043	$12,748
08/2017	$11,438	$13,083	$12,600
09/2017	$11,641	$13,352	$12,973
10/2017	$11,656	$13,664	$13,067
11/2017	$11,979	$14,083	$13,467
12/2017	$12,267	$14,240	$13,664
01/2018	$12,781	$15,055	$14,192
02/2018	$12,233	$14,500	$13,514
03/2018	$11,911	$14,132	$13,277
04/2018	$11,837	$14,186	$13,320
05/2018	$12,125	$14,527	$13,399
06/2018	$12,038	$14,617	$13,433
07/2018	$12,700	$15,161	$13,964
08/2018	$13,086	$15,655	$14,171
09/2018	$13,210	$15,744	$14,199
10/2018	$12,594	$14,668	$13,464
11/2018	$12,951	$14,967	$13,866
12/2018	$11,820	$13,499	$12,534
01/2019	$12,538	$14,706	$13,510
02/2019	$13,127	$15,179	$13,941
03/2019	$13,393	$15,474	$14,030
04/2019	$13,843	$16,100	$14,528
05/2019	$12,997	$15,077	$13,594
06/2019	$13,719	$16,139	$14,569
07/2019	$13,833	$16,371	$14,690
08/2019	$13,666	$16,112	$14,258
09/2019	$13,978	$16,414	$14,767
10/2019	$14,217	$16,769	$14,973
11/2019	$14,628	$17,378	$15,436
12/2019	$15,103	$17,902	$15,861
01/2020	$14,852	$17,895	$15,520
02/2020	$13,382	$16,422	$14,017
03/2020	$11,927	$14,394	$11,621
04/2020	$13,088	$16,239	$12,928
05/2020	$13,710	$17,012	$13,371
06/2020	$13,828	$17,351	$13,282
07/2020	$14,644	$18,329	$13,807
08/2020	$15,503	$19,647	$14,378
09/2020	$15,185	$18,900	$14,025
10/2020	$14,529	$18,397	$13,840
11/2020	$15,925	$20,411	$15,702
12/2020	$16,361	$21,196	$16,304
01/2021	$16,136	$20,982	$16,155
02/2021	$16,326	$21,561	$17,131
03/2021	$17,490	$22,505	$18,139
04/2021	$18,141	$23,706	$18,865
05/2021	$18,634	$23,872	$19,305
06/2021	$18,702	$24,429	$19,084
07/2021	$18,896	$25,009	$19,236
08/2021	$19,230	$25,770	$19,618
09/2021	$18,241	$24,571	$18,935
10/2021	$19,526	$26,292	$19,897
11/2021	$19,267	$26,110	$19,195
12/2021	$20,554	$27,280	$20,406
01/2022	$19,790	$25,869	$19,931
02/2022	$19,015	$25,094	$19,700
03/2022	$20,032	$26,026	$20,256
04/2022	$18,849	$23,756	$19,113
05/2022	$18,938	$23,800	$19,485
06/2022	$17,573	$21,836	$17,782
07/2022	$18,627	$23,849	$18,962
08/2022	$17,983	$22,876	$18,397
09/2022	$16,431	$20,769	$16,784
10/2022	$17,621	$22,451	$18,504
11/2022	$18,785	$23,706	$19,661
12/2022	$18,054	$22,340	$18,868
01/2023	$18,736	$23,743	$19,846
02/2023	$17,939	$23,164	$19,146
03/2023	$18,292	$24,015	$19,058
04/2023	$18,465	$24,389	$19,345
05/2023	$17,691	$24,495	$18,599
06/2023	$18,651	$26,114	$19,835
07/2023	$19,087	$26,953	$20,532
08/2023	$18,503	$26,524	$19,978
09/2023	$17,563	$25,259	$19,207
10/2023	$17,157	$24,728	$18,529
11/2023	$18,355	$26,986	$19,927
12/2023	$18,977	$28,212	$21,031
01/2024	$18,986	$28,686	$21,053
02/2024	$19,531	$30,218	$21,829
03/2024	$20,058	$31,190	$22,921
04/2024	$19,209	$29,916	$21,942
05/2024	$19,822	$31,400	$22,637
06/2024	$19,694	$32,527	$22,424
07/2024	$20,565	$32,922	$23,571
08/2024	$21,463	$33,721	$24,203
09/2024	$21,729	$34,441	$24,539
10/2024	$21,743	$34,129	$24,269
11/2024	$22,654	$36,132	$25,819
12/2024	$21,180	$35,271	$24,053
01/2025	$21,900	$36,253	$25,166
02/2025	$22,505	$35,780	$25,268
03/2025	$22,050	$33,764	$24,567
04/2025	$21,683	$33,535	$23,818
05/2025	$22,513	$35,646	$24,654
06/2025	$23,100	$37,459	$25,497
07/2025	$23,430	$38,299	$25,643
08/2025	$24,227	$39,076	$26,461

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class A without Sales ChargeFootnote Reference1	12.88%	9.34%	9.90%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	6.38%	8.06%	9.25%
S&P 500® Index TR	15.88%	14.74%	14.60%
Russell 1000® Value Index	9.33%	12.97%	10.22%

No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The S&P 500 Index TR is replacing the Russell 1000 Value Index as broad-based securities market index to comply with a new regulatory requirement. The Russell 1000 Value Index reflects the market sectors in which the Fund invests.

AssetsNet				$ 1,166,898,645
Holdings Count | Holding				31
Advisory Fees Paid, Amount				$ 8,009,781
InvestmentCompanyPortfolioTurnover				10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,166,898,645
# of Portfolio Holdings	31
Portfolio Turnover Rate	10%
Total Management Fees Paid	$8,009,781

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	87.1
Foreign Common Stocks	9.4
Investment Companies	2.9
Securities Lending Collateral	0.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	1.7
Health Care	3.4
Energy	3.6
Utilities	3.9
Materials	4.2
Communication Services	4.6
Consumer Discretionary	6.1
Consumer Staples	10.7
Industrials	14.1
Financials	23.5
Information Technology	24.2

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Norfolk Southern Corp.	4.9
Apple, Inc.	4.8
Blackrock, Inc.	4.6
Philip Morris International, Inc.	4.5
Nintendo Co. Ltd., ADR	4.5
Corning, Inc.	4.5
Air Products & Chemicals, Inc.	4.1
Charles Schwab Corp.	3.9
Texas Instruments, Inc.	3.9
Progressive Corp.	3.8

Excludes cash equivalents.

Material Fund Change [Text Block]
C000114556
Shareholder Report [Line Items]
Fund Name				The London Company Income Equity Fund
Class Name				C
Trading Symbol				ABECX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number				800-658-5811
Additional Information Website				www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$196	1.85%

Expenses Paid, Amount				$ 196
Expense Ratio, Percent				1.85%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 11.00% (with sales charges) and 12.00% (without sales charges) for the twelve months ended August 31, 2025, compared to the S&P 500 Index return of 15.88% and the Russell 1000 Value Index return of 9.33%.

  Broad market performance during the period, while volatile at times, was primarily driven by momentum and growth factors while quality factors were mixed.

  The Fund’s focus on quality companies generating high dividend income started to benefit from a broadening in market leadership beginning in 2025.

  The Fund's performance was positive in all sectors where it invested, except for Real Estate. The Fund's holdings in the Information Technology and Financials sectors also contributed meaningfully.

Performance Past Does Not Indicate Future [Text]				Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	C with Sales Charge	S&P 500® Index TR	Russell 1000® Value Index
08/2015	$10,000	$10,000	$10,000
09/2015	$9,845	$9,753	$9,698
10/2015	$10,615	$10,575	$10,430
11/2015	$10,577	$10,607	$10,470
12/2015	$10,289	$10,439	$10,245
01/2016	$9,988	$9,921	$9,715
02/2016	$9,996	$9,908	$9,713
03/2016	$10,513	$10,580	$10,412
04/2016	$10,482	$10,621	$10,631
05/2016	$10,668	$10,812	$10,796
06/2016	$10,972	$10,840	$10,890
07/2016	$11,195	$11,240	$11,206
08/2016	$11,129	$11,255	$11,292
09/2016	$10,940	$11,257	$11,269
10/2016	$10,658	$11,052	$11,094
11/2016	$11,076	$11,461	$11,728
12/2016	$11,300	$11,688	$12,021
01/2017	$11,476	$11,910	$12,107
02/2017	$11,867	$12,383	$12,542
03/2017	$11,798	$12,397	$12,414
04/2017	$11,828	$12,524	$12,391
05/2017	$11,948	$12,701	$12,379
06/2017	$11,951	$12,780	$12,581
07/2017	$11,930	$13,043	$12,748
08/2017	$11,954	$13,083	$12,600
09/2017	$12,160	$13,352	$12,973
10/2017	$12,168	$13,664	$13,067
11/2017	$12,493	$14,083	$13,467
12/2017	$12,788	$14,240	$13,664
01/2018	$13,309	$15,055	$14,192
02/2018	$12,734	$14,500	$13,514
03/2018	$12,397	$14,132	$13,277
04/2018	$12,311	$14,186	$13,320
05/2018	$12,600	$14,527	$13,399
06/2018	$12,508	$14,617	$13,433
07/2018	$13,176	$15,161	$13,964
08/2018	$13,572	$15,655	$14,171
09/2018	$13,693	$15,744	$14,199
10/2018	$13,049	$14,668	$13,464
11/2018	$13,408	$14,967	$13,866
12/2018	$12,229	$13,499	$12,534
01/2019	$12,961	$14,706	$13,510
02/2019	$13,558	$15,179	$13,941
03/2019	$13,828	$15,474	$14,030
04/2019	$14,287	$16,100	$14,528
05/2019	$13,406	$15,077	$13,594
06/2019	$14,139	$16,139	$14,569
07/2019	$14,249	$16,371	$14,690
08/2019	$14,066	$16,112	$14,258
09/2019	$14,380	$16,414	$14,767
10/2019	$14,611	$16,769	$14,973
11/2019	$15,027	$17,378	$15,436
12/2019	$15,508	$17,902	$15,861
01/2020	$15,231	$17,895	$15,520
02/2020	$13,727	$16,422	$14,017
03/2020	$12,223	$14,394	$11,621
04/2020	$13,404	$16,239	$12,928
05/2020	$14,029	$17,012	$13,371
06/2020	$14,143	$17,351	$13,282
07/2020	$14,967	$18,329	$13,807
08/2020	$15,836	$19,647	$14,378
09/2020	$15,499	$18,900	$14,025
10/2020	$14,823	$18,397	$13,840
11/2020	$16,233	$20,411	$15,702
12/2020	$16,668	$21,196	$16,304
01/2021	$16,429	$20,982	$16,155
02/2021	$16,613	$21,561	$17,131
03/2021	$17,787	$22,505	$18,139
04/2021	$18,435	$23,706	$18,865
05/2021	$18,928	$23,872	$19,305
06/2021	$18,986	$24,429	$19,084
07/2021	$19,163	$25,009	$19,236
08/2021	$19,501	$25,770	$19,618
09/2021	$18,487	$24,571	$18,935
10/2021	$19,771	$26,292	$19,897
11/2021	$19,505	$26,110	$19,195
12/2021	$20,784	$27,280	$20,406
01/2022	$19,996	$25,869	$19,931
02/2022	$19,211	$25,094	$19,700
03/2022	$20,226	$26,026	$20,256
04/2022	$19,011	$23,756	$19,113
05/2022	$19,098	$23,800	$19,485
06/2022	$17,707	$21,836	$17,782
07/2022	$18,758	$23,849	$18,962
08/2022	$18,093	$22,876	$18,397
09/2022	$16,524	$20,769	$16,784
10/2022	$17,710	$22,451	$18,504
11/2022	$18,870	$23,706	$19,661
12/2022	$18,116	$22,340	$18,868
01/2023	$18,797	$23,743	$19,846
02/2023	$17,989	$23,164	$19,146
03/2023	$18,334	$24,015	$19,058
04/2023	$18,489	$24,389	$19,345
05/2023	$17,705	$24,495	$18,599
06/2023	$18,652	$26,114	$19,835
07/2023	$19,081	$26,953	$20,532
08/2023	$18,489	$26,524	$19,978
09/2023	$17,540	$25,259	$19,207
10/2023	$17,112	$24,728	$18,529
11/2023	$18,297	$26,986	$19,927
12/2023	$18,908	$28,212	$21,031
01/2024	$18,908	$28,686	$21,053
02/2024	$19,444	$30,218	$21,829
03/2024	$19,952	$31,190	$22,921
04/2024	$19,087	$29,916	$21,942
05/2024	$19,697	$31,400	$22,637
06/2024	$19,546	$32,527	$22,424
07/2024	$20,404	$32,922	$23,571
08/2024	$21,279	$33,721	$24,203
09/2024	$21,531	$34,441	$24,539
10/2024	$21,530	$34,129	$24,269
11/2024	$22,421	$36,132	$25,819
12/2024	$20,940	$35,271	$24,053
01/2025	$21,638	$36,253	$25,166
02/2025	$22,226	$35,780	$25,268
03/2025	$21,760	$33,764	$24,567
04/2025	$21,391	$33,535	$23,818
05/2025	$22,184	$35,646	$24,654
06/2025	$22,753	$37,459	$25,497
07/2025	$23,067	$38,299	$25,643
08/2025	$23,833	$39,076	$26,461

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class C without Deferred Sales ChargeFootnote Reference1	12.00%	8.52%	9.07%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	11.00%	8.52%	9.07%
S&P 500® Index TR	15.88%	14.74%	14.60%
Russell 1000® Value Index	9.33%	12.97%	10.22%

No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The S&P 500 Index TR is replacing the Russell 1000 Value Index as broad-based securities market index to comply with a new regulatory requirement. The Russell 1000 Value Index reflects the market sectors in which the Fund invests.

AssetsNet				$ 1,166,898,645
Holdings Count | Holding				31
Advisory Fees Paid, Amount				$ 8,009,781
InvestmentCompanyPortfolioTurnover				10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,166,898,645
# of Portfolio Holdings	31
Portfolio Turnover Rate	10%
Total Management Fees Paid	$8,009,781

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	87.1
Foreign Common Stocks	9.4
Investment Companies	2.9
Securities Lending Collateral	0.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	1.7
Health Care	3.4
Energy	3.6
Utilities	3.9
Materials	4.2
Communication Services	4.6
Consumer Discretionary	6.1
Consumer Staples	10.7
Industrials	14.1
Financials	23.5
Information Technology	24.2

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Norfolk Southern Corp.	4.9
Apple, Inc.	4.8
Blackrock, Inc.	4.6
Philip Morris International, Inc.	4.5
Nintendo Co. Ltd., ADR	4.5
Corning, Inc.	4.5
Air Products & Chemicals, Inc.	4.1
Charles Schwab Corp.	3.9
Texas Instruments, Inc.	3.9
Progressive Corp.	3.8

Excludes cash equivalents.

Material Fund Change [Text Block]
C000114559
Shareholder Report [Line Items]
Fund Name				The London Company Income Equity Fund
Class Name				Investor
Trading Symbol				ABCVX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number				800-658-5811
Additional Information Website				www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$116	1.09%

Expenses Paid, Amount				$ 116
Expense Ratio, Percent				1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 12.89% for the twelve months ended August 31, 2025, compared to the S&P 500 Index return of 15.88% and the Russell 1000 Value Index return of 9.33%.

  Broad market performance during the period, while volatile at times, was primarily driven by momentum and growth factors while quality factors were mixed.

  The Fund’s focus on quality companies generating high dividend income started to benefit from a broadening in market leadership beginning in 2025.

  The Fund's performance was positive in all sectors where it invested, except for Real Estate. The Fund's holdings in the Information Technology and Financials sectors also contributed meaningfully.

Performance Past Does Not Indicate Future [Text]				Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	Investor	S&P 500® Index TR	Russell 1000® Value Index
08/2015	$10,000	$10,000	$10,000
09/2015	$9,847	$9,753	$9,698
10/2015	$10,629	$10,575	$10,430
11/2015	$10,599	$10,607	$10,470
12/2015	$10,320	$10,439	$10,245
01/2016	$10,021	$9,921	$9,715
02/2016	$10,041	$9,908	$9,713
03/2016	$10,561	$10,580	$10,412
04/2016	$10,537	$10,621	$10,631
05/2016	$10,736	$10,812	$10,796
06/2016	$11,045	$10,840	$10,890
07/2016	$11,282	$11,240	$11,206
08/2016	$11,213	$11,255	$11,292
09/2016	$11,040	$11,257	$11,269
10/2016	$10,759	$11,052	$11,094
11/2016	$11,191	$11,461	$11,728
12/2016	$11,421	$11,688	$12,021
01/2017	$11,606	$11,910	$12,107
02/2017	$12,012	$12,383	$12,542
03/2017	$11,943	$12,397	$12,414
04/2017	$11,988	$12,524	$12,391
05/2017	$12,116	$12,701	$12,379
06/2017	$12,127	$12,780	$12,581
07/2017	$12,115	$13,043	$12,748
08/2017	$12,147	$13,083	$12,600
09/2017	$12,363	$13,352	$12,973
10/2017	$12,386	$13,664	$13,067
11/2017	$12,722	$14,083	$13,467
12/2017	$13,028	$14,240	$13,664
01/2018	$13,575	$15,055	$14,192
02/2018	$12,996	$14,500	$13,514
03/2018	$12,657	$14,132	$13,277
04/2018	$12,579	$14,186	$13,320
05/2018	$12,882	$14,527	$13,399
06/2018	$12,789	$14,617	$13,433
07/2018	$13,486	$15,161	$13,964
08/2018	$13,893	$15,655	$14,171
09/2018	$14,024	$15,744	$14,199
10/2018	$13,374	$14,668	$13,464
11/2018	$13,759	$14,967	$13,866
12/2018	$12,550	$13,499	$12,534
01/2019	$13,317	$14,706	$13,510
02/2019	$13,937	$15,179	$13,941
03/2019	$14,227	$15,474	$14,030
04/2019	$14,701	$16,100	$14,528
05/2019	$13,808	$15,077	$13,594
06/2019	$14,570	$16,139	$14,569
07/2019	$14,690	$16,371	$14,690
08/2019	$14,512	$16,112	$14,258
09/2019	$14,849	$16,414	$14,767
10/2019	$15,093	$16,769	$14,973
11/2019	$15,534	$17,378	$15,436
12/2019	$16,044	$17,902	$15,861
01/2020	$15,762	$17,895	$15,520
02/2020	$14,211	$16,422	$14,017
03/2020	$12,658	$14,394	$11,621
04/2020	$13,900	$16,239	$12,928
05/2020	$14,556	$17,012	$13,371
06/2020	$14,681	$17,351	$13,282
07/2020	$15,542	$18,329	$13,807
08/2020	$16,455	$19,647	$14,378
09/2020	$16,119	$18,900	$14,025
10/2020	$15,427	$18,397	$13,840
11/2020	$16,908	$20,411	$15,702
12/2020	$17,375	$21,196	$16,304
01/2021	$17,129	$20,982	$16,155
02/2021	$17,330	$21,561	$17,131
03/2021	$18,574	$22,505	$18,139
04/2021	$19,260	$23,706	$18,865
05/2021	$19,779	$23,872	$19,305
06/2021	$19,851	$24,429	$19,084
07/2021	$20,054	$25,009	$19,236
08/2021	$20,415	$25,770	$19,618
09/2021	$19,362	$24,571	$18,935
10/2021	$20,726	$26,292	$19,897
11/2021	$20,452	$26,110	$19,195
12/2021	$21,818	$27,280	$20,406
01/2022	$21,004	$25,869	$19,931
02/2022	$20,186	$25,094	$19,700
03/2022	$21,267	$26,026	$20,256
04/2022	$20,002	$23,756	$19,113
05/2022	$20,104	$23,800	$19,485
06/2022	$18,656	$21,836	$17,782
07/2022	$19,776	$23,849	$18,962
08/2022	$19,079	$22,876	$18,397
09/2022	$17,443	$20,769	$16,784
10/2022	$18,705	$22,451	$18,504
11/2022	$19,932	$23,706	$19,661
12/2022	$19,161	$22,340	$18,868
01/2023	$19,879	$23,743	$19,846
02/2023	$19,040	$23,164	$19,146
03/2023	$19,411	$24,015	$19,058
04/2023	$19,593	$24,389	$19,345
05/2023	$18,777	$24,495	$18,599
06/2023	$19,788	$26,114	$19,835
07/2023	$20,257	$26,953	$20,532
08/2023	$19,641	$26,524	$19,978
09/2023	$18,642	$25,259	$19,207
10/2023	$18,205	$24,728	$18,529
11/2023	$19,477	$26,986	$19,927
12/2023	$20,142	$28,212	$21,031
01/2024	$20,152	$28,686	$21,053
02/2024	$20,736	$30,218	$21,829
03/2024	$21,281	$31,190	$22,921
04/2024	$20,386	$29,916	$21,942
05/2024	$21,042	$31,400	$22,637
06/2024	$20,896	$32,527	$22,424
07/2024	$21,824	$32,922	$23,571
08/2024	$22,779	$33,721	$24,203
09/2024	$23,060	$34,441	$24,539
10/2024	$23,073	$34,129	$24,269
11/2024	$24,042	$36,132	$25,819
12/2024	$22,468	$35,271	$24,053
01/2025	$23,236	$36,253	$25,166
02/2025	$23,883	$35,780	$25,268
03/2025	$23,393	$33,764	$24,567
04/2025	$23,006	$33,535	$23,818
05/2025	$23,891	$35,646	$24,654
06/2025	$24,509	$37,459	$25,497
07/2025	$24,866	$38,299	$25,643
08/2025	$25,716	$39,076	$26,461

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	12.89%	9.34%	9.91%
S&P 500® Index TR	15.88%	14.74%	14.60%
Russell 1000® Value Index	9.33%	12.97%	10.22%

No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The S&P 500 Index TR is replacing the Russell 1000 Value Index as broad-based securities market index to comply with a new regulatory requirement. The Russell 1000 Value Index reflects the market sectors in which the Fund invests.

AssetsNet				$ 1,166,898,645
Holdings Count | Holding				31
Advisory Fees Paid, Amount				$ 8,009,781
InvestmentCompanyPortfolioTurnover				10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,166,898,645
# of Portfolio Holdings	31
Portfolio Turnover Rate	10%
Total Management Fees Paid	$8,009,781

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	87.1
Foreign Common Stocks	9.4
Investment Companies	2.9
Securities Lending Collateral	0.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	1.7
Health Care	3.4
Energy	3.6
Utilities	3.9
Materials	4.2
Communication Services	4.6
Consumer Discretionary	6.1
Consumer Staples	10.7
Industrials	14.1
Financials	23.5
Information Technology	24.2

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Norfolk Southern Corp.	4.9
Apple, Inc.	4.8
Blackrock, Inc.	4.6
Philip Morris International, Inc.	4.5
Nintendo Co. Ltd., ADR	4.5
Corning, Inc.	4.5
Air Products & Chemicals, Inc.	4.1
Charles Schwab Corp.	3.9
Texas Instruments, Inc.	3.9
Progressive Corp.	3.8

Excludes cash equivalents.

Material Fund Change [Text Block]
C000114558
Shareholder Report [Line Items]
Fund Name				The London Company Income Equity Fund
Class Name				R5
Trading Symbol				ABCIX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number				800-658-5811
Additional Information Website				www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$83	0.78%

Expenses Paid, Amount				$ 83
Expense Ratio, Percent				0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 13.27% for the twelve months ended August 31, 2025, compared to the S&P 500 Index return of 15.88% and the Russell 1000 Value Index return of 9.33%.

  Broad market performance during the period, while volatile at times, was primarily driven by momentum and growth factors while quality factors were mixed.

  The Fund’s focus on quality companies generating high dividend income started to benefit from a broadening in market leadership beginning in 2025.

  The Fund's performance was positive in all sectors where it invested, except for Real Estate. The Fund's holdings in the Information Technology and Financials sectors also contributed meaningfully.

Performance Past Does Not Indicate Future [Text]				Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	R5	S&P 500® Index TR	Russell 1000® Value Index
08/2015	$250,000	$250,000	$250,000
09/2015	$246,429	$243,814	$242,453
10/2015	$266,014	$264,381	$260,746
11/2015	$265,309	$265,167	$261,744
12/2015	$258,424	$260,985	$256,115
01/2016	$251,039	$248,034	$242,881
02/2016	$251,429	$247,699	$242,820
03/2016	$264,592	$264,502	$260,311
04/2016	$264,052	$265,528	$265,780
05/2016	$269,098	$270,296	$269,908
06/2016	$276,887	$270,997	$272,242
07/2016	$282,884	$280,988	$280,146
08/2016	$281,428	$281,383	$282,306
09/2016	$276,993	$281,435	$281,718
10/2016	$270,033	$276,302	$277,358
11/2016	$280,916	$286,535	$293,199
12/2016	$286,770	$292,198	$300,527
01/2017	$291,651	$297,740	$302,668
02/2017	$301,714	$309,563	$313,544
03/2017	$300,246	$309,924	$310,350
04/2017	$301,293	$313,107	$309,767
05/2017	$304,731	$317,513	$309,464
06/2017	$305,082	$319,495	$314,523
07/2017	$304,858	$326,064	$318,703
08/2017	$305,754	$327,063	$314,990
09/2017	$311,237	$333,809	$324,320
10/2017	$311,911	$341,599	$326,675
11/2017	$320,605	$352,075	$336,678
12/2017	$328,344	$355,990	$341,592
01/2018	$342,000	$376,372	$354,799
02/2018	$327,552	$362,500	$337,857
03/2018	$319,111	$353,288	$331,914
04/2018	$317,265	$354,643	$333,009
05/2018	$324,965	$363,184	$334,986
06/2018	$322,694	$365,419	$335,816
07/2018	$340,323	$379,018	$349,107
08/2018	$350,851	$391,368	$354,267
09/2018	$354,245	$393,596	$354,970
10/2018	$337,969	$366,693	$336,589
11/2018	$347,557	$374,166	$346,638
12/2018	$317,321	$337,472	$313,352
01/2019	$336,818	$367,659	$337,741
02/2019	$352,551	$379,464	$348,533
03/2019	$359,929	$386,838	$350,749
04/2019	$371,998	$402,500	$363,190
05/2019	$349,565	$376,922	$339,838
06/2019	$368,881	$403,486	$364,233
07/2019	$372,007	$409,285	$367,252
08/2019	$367,634	$402,802	$356,453
09/2019	$376,243	$410,339	$369,171
10/2019	$382,707	$419,227	$374,331
11/2019	$393,759	$434,444	$385,904
12/2019	$406,825	$447,556	$396,520
01/2020	$399,915	$447,381	$387,989
02/2020	$360,633	$410,553	$350,414
03/2020	$321,481	$359,844	$290,530
04/2020	$352,966	$405,974	$323,192
05/2020	$369,637	$425,310	$334,267
06/2020	$372,898	$433,768	$332,049
07/2020	$394,983	$458,226	$345,176
08/2020	$418,400	$491,164	$359,449
09/2020	$409,784	$472,501	$350,619
10/2020	$392,148	$459,936	$346,011
11/2020	$430,206	$510,282	$392,555
12/2020	$442,050	$529,901	$407,605
01/2021	$436,040	$524,552	$403,872
02/2021	$441,237	$539,016	$428,279
03/2021	$472,889	$562,623	$453,481
04/2021	$490,422	$592,649	$471,616
05/2021	$503,930	$596,788	$482,626
06/2021	$505,887	$610,720	$477,099
07/2021	$511,186	$625,228	$480,912
08/2021	$520,492	$644,238	$490,449
09/2021	$493,917	$614,275	$473,378
10/2021	$528,923	$657,312	$497,415
11/2021	$521,878	$652,758	$479,886
12/2021	$556,867	$682,012	$510,160
01/2022	$536,166	$646,720	$498,276
02/2022	$515,514	$627,356	$492,494
03/2022	$543,139	$650,649	$506,397
04/2022	$511,101	$593,912	$477,834
05/2022	$513,853	$595,001	$487,123
06/2022	$476,905	$545,888	$444,562
07/2022	$505,541	$596,221	$474,042
08/2022	$488,152	$571,906	$459,918
09/2022	$446,152	$519,234	$419,589
10/2022	$478,671	$561,272	$462,610
11/2022	$510,305	$592,638	$491,519
12/2022	$490,670	$558,494	$471,705
01/2023	$509,213	$593,586	$496,149
02/2023	$487,947	$579,103	$478,655
03/2023	$497,545	$600,364	$476,451
04/2023	$502,323	$609,735	$483,629
05/2023	$481,391	$612,385	$464,977
06/2023	$507,572	$652,849	$495,864
07/2023	$519,676	$673,822	$513,301
08/2023	$504,097	$663,093	$499,444
09/2023	$478,451	$631,478	$480,170
10/2023	$467,418	$618,201	$463,229
11/2023	$500,296	$674,658	$498,180
12/2023	$517,512	$705,308	$525,775
01/2024	$517,756	$717,160	$526,319
02/2024	$532,831	$755,454	$545,735
03/2024	$547,165	$779,760	$573,019
04/2024	$524,166	$747,911	$548,542
05/2024	$541,318	$784,996	$565,931
06/2024	$537,735	$813,163	$560,608
07/2024	$561,629	$823,061	$589,267
08/2024	$586,238	$843,026	$605,074
09/2024	$593,835	$861,031	$613,472
10/2024	$594,328	$853,222	$606,720
11/2024	$619,334	$903,308	$645,465
12/2024	$579,042	$881,774	$601,320
01/2025	$599,019	$906,329	$629,152
02/2025	$615,752	$894,504	$631,707
03/2025	$603,339	$844,103	$614,163
04/2025	$593,569	$838,380	$595,444
05/2025	$616,413	$891,151	$616,353
06/2025	$632,701	$936,469	$637,422
07/2025	$641,747	$957,486	$641,082
08/2025	$664,012	$976,895	$661,513

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class R5Footnote Reference1	13.27%	9.68%	10.26%
S&P 500® Index TR	15.88%	14.74%	14.60%
Russell 1000® Value Index	9.33%	12.97%	10.22%

No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The S&P 500 Index TR is replacing the Russell 1000 Value Index as broad-based securities market index to comply with a new regulatory requirement. The Russell 1000 Value Index reflects the market sectors in which the Fund invests.

AssetsNet				$ 1,166,898,645
Holdings Count | Holding				31
Advisory Fees Paid, Amount				$ 8,009,781
InvestmentCompanyPortfolioTurnover				10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,166,898,645
# of Portfolio Holdings	31
Portfolio Turnover Rate	10%
Total Management Fees Paid	$8,009,781

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	87.1
Foreign Common Stocks	9.4
Investment Companies	2.9
Securities Lending Collateral	0.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	1.7
Health Care	3.4
Energy	3.6
Utilities	3.9
Materials	4.2
Communication Services	4.6
Consumer Discretionary	6.1
Consumer Staples	10.7
Industrials	14.1
Financials	23.5
Information Technology	24.2

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Norfolk Southern Corp.	4.9
Apple, Inc.	4.8
Blackrock, Inc.	4.6
Philip Morris International, Inc.	4.5
Nintendo Co. Ltd., ADR	4.5
Corning, Inc.	4.5
Air Products & Chemicals, Inc.	4.1
Charles Schwab Corp.	3.9
Texas Instruments, Inc.	3.9
Progressive Corp.	3.8

Excludes cash equivalents.

Material Fund Change [Text Block]
C000222816
Shareholder Report [Line Items]
Fund Name				The London Company Income Equity Fund
Class Name				R6
Trading Symbol				ABCRX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number				800-658-5811
Additional Information Website				www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$76	0.71%

Expenses Paid, Amount				$ 76
Expense Ratio, Percent				0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 13.36% for the twelve months ended August 31, 2025, compared to the S&P 500 Index return of 15.88% and the Russell 1000 Value Index return of 9.33%.

  Broad market performance during the period, while volatile at times, was primarily driven by momentum and growth factors while quality factors were mixed.

  The Fund’s focus on quality companies generating high dividend income started to benefit from a broadening in market leadership beginning in 2025.

  The Fund's performance was positive in all sectors where it invested, except for Real Estate. The Fund's holdings in the Information Technology and Financials sectors also contributed meaningfully.

Performance Past Does Not Indicate Future [Text]				Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	R6	S&P 500® Index TR	Russell 1000® Value Index
08/2015	$10,000	$10,000	$10,000
09/2015	$9,857	$9,753	$9,698
10/2015	$10,641	$10,575	$10,430
11/2015	$10,612	$10,607	$10,470
12/2015	$10,337	$10,439	$10,245
01/2016	$10,042	$9,921	$9,715
02/2016	$10,057	$9,908	$9,713
03/2016	$10,584	$10,580	$10,412
04/2016	$10,562	$10,621	$10,631
05/2016	$10,764	$10,812	$10,796
06/2016	$11,075	$10,840	$10,890
07/2016	$11,315	$11,240	$11,206
08/2016	$11,257	$11,255	$11,292
09/2016	$11,080	$11,257	$11,269
10/2016	$10,801	$11,052	$11,094
11/2016	$11,237	$11,461	$11,728
12/2016	$11,471	$11,688	$12,021
01/2017	$11,666	$11,910	$12,107
02/2017	$12,069	$12,383	$12,542
03/2017	$12,010	$12,397	$12,414
04/2017	$12,052	$12,524	$12,391
05/2017	$12,189	$12,701	$12,379
06/2017	$12,203	$12,780	$12,581
07/2017	$12,194	$13,043	$12,748
08/2017	$12,230	$13,083	$12,600
09/2017	$12,449	$13,352	$12,973
10/2017	$12,476	$13,664	$13,067
11/2017	$12,824	$14,083	$13,467
12/2017	$13,134	$14,240	$13,664
01/2018	$13,680	$15,055	$14,192
02/2018	$13,102	$14,500	$13,514
03/2018	$12,764	$14,132	$13,277
04/2018	$12,691	$14,186	$13,320
05/2018	$12,999	$14,527	$13,399
06/2018	$12,908	$14,617	$13,433
07/2018	$13,613	$15,161	$13,964
08/2018	$14,034	$15,655	$14,171
09/2018	$14,170	$15,744	$14,199
10/2018	$13,519	$14,668	$13,464
11/2018	$13,902	$14,967	$13,866
12/2018	$12,693	$13,499	$12,534
01/2019	$13,473	$14,706	$13,510
02/2019	$14,102	$15,179	$13,941
03/2019	$14,397	$15,474	$14,030
04/2019	$14,880	$16,100	$14,528
05/2019	$13,983	$15,077	$13,594
06/2019	$14,755	$16,139	$14,569
07/2019	$14,880	$16,371	$14,690
08/2019	$14,705	$16,112	$14,258
09/2019	$15,050	$16,414	$14,767
10/2019	$15,308	$16,769	$14,973
11/2019	$15,750	$17,378	$15,436
12/2019	$16,273	$17,902	$15,861
01/2020	$15,997	$17,895	$15,520
02/2020	$14,425	$16,422	$14,017
03/2020	$12,859	$14,394	$11,621
04/2020	$14,119	$16,239	$12,928
05/2020	$14,785	$17,012	$13,371
06/2020	$14,916	$17,351	$13,282
07/2020	$15,799	$18,329	$13,807
08/2020	$16,727	$19,647	$14,378
09/2020	$16,392	$18,900	$14,025
10/2020	$15,687	$18,397	$13,840
11/2020	$17,201	$20,411	$15,702
12/2020	$17,684	$21,196	$16,304
01/2021	$17,444	$20,982	$16,155
02/2021	$17,652	$21,561	$17,131
03/2021	$18,919	$22,505	$18,139
04/2021	$19,630	$23,706	$18,865
05/2021	$20,171	$23,872	$19,305
06/2021	$20,259	$24,429	$19,084
07/2021	$20,474	$25,009	$19,236
08/2021	$20,846	$25,770	$19,618
09/2021	$19,776	$24,571	$18,935
10/2021	$21,175	$26,292	$19,897
11/2021	$20,903	$26,110	$19,195
12/2021	$22,302	$27,280	$20,406
01/2022	$21,475	$25,869	$19,931
02/2022	$20,641	$25,094	$19,700
03/2022	$21,754	$26,026	$20,256
04/2022	$20,465	$23,756	$19,113
05/2022	$20,576	$23,800	$19,485
06/2022	$19,100	$21,836	$17,782
07/2022	$20,254	$23,849	$18,962
08/2022	$19,551	$22,876	$18,397
09/2022	$17,872	$20,769	$16,784
10/2022	$19,171	$22,451	$18,504
11/2022	$20,445	$23,706	$19,661
12/2022	$19,652	$22,340	$18,868
01/2023	$20,402	$23,743	$19,846
02/2023	$19,543	$23,164	$19,146
03/2023	$19,937	$24,015	$19,058
04/2023	$20,118	$24,389	$19,345
05/2023	$19,292	$24,495	$18,599
06/2023	$20,339	$26,114	$19,835
07/2023	$20,823	$26,953	$20,532
08/2023	$20,191	$26,524	$19,978
09/2023	$19,177	$25,259	$19,207
10/2023	$18,727	$24,728	$18,529
11/2023	$20,070	$26,986	$19,927
12/2023	$20,757	$28,212	$21,031
01/2024	$20,776	$28,686	$21,053
02/2024	$21,379	$30,218	$21,829
03/2024	$21,962	$31,190	$22,921
04/2024	$21,034	$29,916	$21,942
05/2024	$21,720	$31,400	$22,637
06/2024	$21,577	$32,527	$22,424
07/2024	$22,543	$32,922	$23,571
08/2024	$23,527	$33,721	$24,203
09/2024	$23,831	$34,441	$24,539
10/2024	$23,851	$34,129	$24,269
11/2024	$24,861	$36,132	$25,819
12/2024	$23,243	$35,271	$24,053
01/2025	$24,052	$36,253	$25,166
02/2025	$24,727	$35,780	$25,268
03/2025	$24,232	$33,764	$24,567
04/2025	$23,831	$33,535	$23,818
05/2025	$24,745	$35,646	$24,654
06/2025	$25,407	$37,459	$25,497
07/2025	$25,780	$38,299	$25,643
08/2025	$26,670	$39,076	$26,461

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
R6 ClassFootnote Reference1	13.36%	9.78%	10.31%
S&P 500® Index TR	15.88%	14.74%	14.60%
Russell 1000® Value Index	9.33%	12.97%	10.22%

No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The S&P 500 Index TR is replacing the Russell 1000 Value Index as broad-based securities market index to comply with a new regulatory requirement. The Russell 1000 Value Index reflects the market sectors in which the Fund invests.

AssetsNet				$ 1,166,898,645
Holdings Count | Holding				31
Advisory Fees Paid, Amount				$ 8,009,781
InvestmentCompanyPortfolioTurnover				10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,166,898,645
# of Portfolio Holdings	31
Portfolio Turnover Rate	10%
Total Management Fees Paid	$8,009,781

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	87.1
Foreign Common Stocks	9.4
Investment Companies	2.9
Securities Lending Collateral	0.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	1.7
Health Care	3.4
Energy	3.6
Utilities	3.9
Materials	4.2
Communication Services	4.6
Consumer Discretionary	6.1
Consumer Staples	10.7
Industrials	14.1
Financials	23.5
Information Technology	24.2

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Norfolk Southern Corp.	4.9
Apple, Inc.	4.8
Blackrock, Inc.	4.6
Philip Morris International, Inc.	4.5
Nintendo Co. Ltd., ADR	4.5
Corning, Inc.	4.5
Air Products & Chemicals, Inc.	4.1
Charles Schwab Corp.	3.9
Texas Instruments, Inc.	3.9
Progressive Corp.	3.8

Excludes cash equivalents.

Material Fund Change [Text Block]
C000114557
Shareholder Report [Line Items]
Fund Name				The London Company Income Equity Fund
Class Name				Y
Trading Symbol				ABCYX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number				800-658-5811
Additional Information Website				www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$88	0.83%

Expenses Paid, Amount				$ 88
Expense Ratio, Percent				0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 13.16% for the twelve months ended August 31, 2025, compared to the S&P 500 Index return of 15.88% and the Russell 1000 Value Index return of 9.33%.

  Broad market performance during the period, while volatile at times, was primarily driven by momentum and growth factors while quality factors were mixed.

  The Fund’s focus on quality companies generating high dividend income started to benefit from a broadening in market leadership beginning in 2025.

  The Fund's performance was positive in all sectors where it invested, except for Real Estate. The Fund's holdings in the Information Technology and Financials sectors also contributed meaningfully.

Performance Past Does Not Indicate Future [Text]				Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
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	Y	S&P 500® Index TR	Russell 1000® Value Index
08/2015	$100,000	$100,000	$100,000
09/2015	$98,562	$97,526	$96,981
10/2015	$106,348	$105,752	$104,299
11/2015	$106,061	$106,067	$104,698
12/2015	$103,289	$104,394	$102,446
01/2016	$100,318	$99,214	$97,152
02/2016	$100,543	$99,080	$97,128
03/2016	$105,772	$105,801	$104,125
04/2016	$105,550	$106,211	$106,312
05/2016	$107,570	$108,119	$107,963
06/2016	$110,691	$108,399	$108,897
07/2016	$113,093	$112,395	$112,059
08/2016	$112,425	$112,553	$112,923
09/2016	$110,709	$112,574	$112,687
10/2016	$107,905	$110,521	$110,943
11/2016	$112,266	$114,614	$117,280
12/2016	$114,607	$116,879	$120,211
01/2017	$116,482	$119,096	$121,067
02/2017	$120,511	$123,825	$125,418
03/2017	$119,914	$123,969	$124,140
04/2017	$120,399	$125,243	$123,907
05/2017	$121,635	$127,005	$123,785
06/2017	$121,768	$127,798	$125,809
07/2017	$121,746	$130,426	$127,481
08/2017	$122,097	$130,825	$125,996
09/2017	$124,290	$133,524	$129,728
10/2017	$124,479	$136,639	$130,670
11/2017	$127,961	$140,830	$134,671
12/2017	$131,061	$142,396	$136,637
01/2018	$136,533	$150,549	$141,920
02/2018	$130,729	$145,000	$135,143
03/2018	$127,335	$141,315	$132,765
04/2018	$126,586	$141,857	$133,204
05/2018	$129,669	$145,273	$133,994
06/2018	$128,828	$146,168	$134,326
07/2018	$135,815	$151,607	$139,643
08/2018	$140,031	$156,547	$141,707
09/2018	$141,385	$157,438	$141,988
10/2018	$134,849	$146,677	$134,636
11/2018	$138,687	$149,666	$138,655
12/2018	$126,624	$134,989	$125,341
01/2019	$134,364	$147,064	$135,097
02/2019	$140,666	$151,786	$139,413
03/2019	$143,537	$154,735	$140,299
04/2019	$148,369	$161,000	$145,276
05/2019	$139,366	$150,769	$135,935
06/2019	$147,103	$161,395	$145,693
07/2019	$148,428	$163,714	$146,901
08/2019	$146,587	$161,121	$142,581
09/2019	$150,030	$164,136	$147,668
10/2019	$152,532	$167,691	$149,732
11/2019	$157,035	$173,778	$154,361
12/2019	$162,175	$179,023	$158,608
01/2020	$159,491	$178,952	$155,196
02/2020	$143,731	$164,221	$140,166
03/2020	$128,112	$143,938	$116,212
04/2020	$140,638	$162,390	$129,277
05/2020	$147,316	$170,124	$133,707
06/2020	$148,702	$173,507	$132,819
07/2020	$157,460	$183,290	$138,070
08/2020	$166,664	$196,466	$143,779
09/2020	$163,290	$189,000	$140,248
10/2020	$156,301	$183,974	$138,405
11/2020	$171,369	$204,113	$157,022
12/2020	$176,099	$211,961	$163,042
01/2021	$173,690	$209,821	$161,549
02/2021	$175,764	$215,606	$171,312
03/2021	$188,350	$225,049	$181,392
04/2021	$195,368	$237,060	$188,646
05/2021	$200,771	$238,715	$193,050
06/2021	$201,545	$244,288	$190,840
07/2021	$203,657	$250,091	$192,365
08/2021	$207,375	$257,695	$196,180
09/2021	$196,716	$245,710	$189,351
10/2021	$210,642	$262,925	$198,966
11/2021	$207,899	$261,103	$191,954
12/2021	$221,716	$272,805	$204,064
01/2022	$213,515	$258,688	$199,311
02/2022	$205,232	$250,942	$196,998
03/2022	$216,287	$260,260	$202,559
04/2022	$203,537	$237,565	$191,134
05/2022	$204,537	$238,000	$194,849
06/2022	$189,820	$218,355	$177,825
07/2022	$201,278	$238,488	$189,617
08/2022	$194,304	$228,762	$183,967
09/2022	$177,565	$207,694	$167,836
10/2022	$190,483	$224,509	$185,044
11/2022	$203,141	$237,055	$196,608
12/2022	$195,257	$223,397	$188,682
01/2023	$202,683	$237,434	$198,460
02/2023	$194,155	$231,641	$191,462
03/2023	$197,989	$240,146	$190,580
04/2023	$199,796	$243,894	$193,452
05/2023	$191,596	$244,954	$185,991
06/2023	$201,971	$261,140	$198,346
07/2023	$206,710	$269,529	$205,320
08/2023	$200,462	$265,237	$199,777
09/2023	$190,378	$252,591	$192,068
10/2023	$185,950	$247,280	$185,292
11/2023	$199,003	$269,863	$199,272
12/2023	$205,778	$282,123	$210,310
01/2024	$205,876	$286,864	$210,528
02/2024	$211,898	$302,181	$218,294
03/2024	$217,624	$311,904	$229,208
04/2024	$208,408	$299,164	$219,417
05/2024	$215,164	$313,998	$226,372
06/2024	$213,819	$325,265	$224,243
07/2024	$223,272	$329,225	$235,707
08/2024	$233,108	$337,210	$242,030
09/2024	$236,037	$344,412	$245,389
10/2024	$236,225	$341,289	$242,688
11/2024	$246,219	$361,323	$258,186
12/2024	$230,177	$352,710	$240,528
01/2025	$238,064	$362,532	$251,661
02/2025	$244,753	$357,801	$252,683
03/2025	$239,773	$337,641	$245,665
04/2025	$235,850	$335,352	$238,178
05/2025	$244,874	$356,460	$246,541
06/2025	$251,386	$374,587	$254,969
07/2025	$254,997	$382,994	$256,433
08/2025	$263,785	$390,758	$264,605

Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 Year	5 Years	10 Years
Class YFootnote Reference1	13.16%	9.62%	10.19%
S&P 500® Index TR	15.88%	14.74%	14.60%
Russell 1000® Value Index	9.33%	12.97%	10.22%

No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The S&P 500 Index TR is replacing the Russell 1000 Value Index as broad-based securities market index to comply with a new regulatory requirement. The Russell 1000 Value Index reflects the market sectors in which the Fund invests.

AssetsNet				$ 1,166,898,645
Holdings Count | Holding				31
Advisory Fees Paid, Amount				$ 8,009,781
InvestmentCompanyPortfolioTurnover				10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,166,898,645
# of Portfolio Holdings	31
Portfolio Turnover Rate	10%
Total Management Fees Paid	$8,009,781

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	87.1
Foreign Common Stocks	9.4
Investment Companies	2.9
Securities Lending Collateral	0.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	1.7
Health Care	3.4
Energy	3.6
Utilities	3.9
Materials	4.2
Communication Services	4.6
Consumer Discretionary	6.1
Consumer Staples	10.7
Industrials	14.1
Financials	23.5
Information Technology	24.2

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Norfolk Southern Corp.	4.9
Apple, Inc.	4.8
Blackrock, Inc.	4.6
Philip Morris International, Inc.	4.5
Nintendo Co. Ltd., ADR	4.5
Corning, Inc.	4.5
Air Products & Chemicals, Inc.	4.1
Charles Schwab Corp.	3.9
Texas Instruments, Inc.	3.9
Progressive Corp.	3.8

Excludes cash equivalents.

Material Fund Change [Text Block]

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